SEC. File Nos.002-86838
811-03857

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
__________________

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 45
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 45
__________________

AMERICAN FUNDS INSURANCE SERIES
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071-1406
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:
(213) 486-9200
__________________

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071-1406
(Name and Address of Agent for Service)
__________________

Copies to:
Mitchell E. Nichter
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441
(Counsel for the Registrant)
__________________

Approximate date of proposed public offering:
It is proposed that this filing become effective on May 1, 2007, pursuant to paragraph (b) of rule 485.

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

[LOGO] American Funds(R)              The right choice for the long term(R)

American Funds
Insurance Series(R)

Prospectus

Class 1 shares

May 1, 2007

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT
DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


American Funds Insurance Series (the "Series") consists of 15 funds, each representing a separate fully managed diversified portfolio of securities. The
15 funds are:

   Global Discovery Fund
   Global Growth Fund
   Global Small Capitalization Fund
   Growth Fund
   International Fund
   New World Fund
   Blue Chip Income and Growth Fund
   Global Growth and Income Fund
   Growth-Income Fund
   Asset Allocation Fund
   Bond Fund
   Global Bond Fund
   High-Income Bond Fund
   U.S. Government/AAA-Rated Securities Fund
   Cash Management Fund

Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable insurance policies (the "contracts"). Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

The Series offers three classes of fund shares: Class 1, Class 2 and Class 3 shares. This prospectus offers only Class 1 shares and is for use with the contracts that make Class 1 shares available. The board of trustees may establish additional funds and classes in the future. The investment objective(s) and policies of each fund are discussed below. MORE INFORMATION ON
THE FUNDS IS CONTAINED IN THE SERIES' STATEMENT OF ADDITIONAL INFORMATION.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 1
                                                                             ---


GLOBAL DISCOVERY FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies in the services and information areas of the global economy. The fund may invest up to 25% of its assets in companies outside the services and information areas. Companies in the services and information areas include, for example, those involved in the fields of telecommunications, computer systems and software, the Internet, broadcasting and publishing, health care, advertising, leisure, tourism, financial services, distribution and transportation. Providing you with current income is a secondary consideration. The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world.
Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Because the fund generally invests in securities of issuers in the services and information areas, it may be more susceptible to factors adversely affecting these issuers than funds that do not focus on these areas. The fund also may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
2   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS GLOBAL DISCOVERY FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

         2002        2003        2004         2005      2006
         ----        ----        ----         ----      ----
       -21.41%      37.41%      10.72%       11.07%     17.66%

The fund's highest/lowest quarterly results during the time period were:

HIGHEST  18.42% (quarter ended June 30, 2003)
LOWEST  -17.48% (quarter ended September 30, 2002)

For periods ended December 31, 2006:

                                               LIPPER MULTI-CAP GLOBAL SERVICE
                                                 GROWTH FUNDS   AND INFORMATION
AVERAGE ANNUAL TOTAL RETURNS  FUND  S&P 500/1/     INDEX/2/        INDEX/3/
-------------------------------------------------------------------------------

        1 year               17.66%  15.78%         9.21%           17.32%
-------------------------------------------------------------------------------
        5 years                9.34    6.19          4.73             7.74
-------------------------------------------------------------------------------
        Lifetime/4/            7.12    4.60          2.31             5.33

/1/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Multi-Cap Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite
   1500 Index. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Global Service and Information Index is a subset of the unmanaged MSCI(R)
   World Index, which is a market capitalization-weighted index that measures the returns of companies in 23 developed countries. This subset is 70%
   U.S.-weighted and consists specifically of companies in the service and information industries that together represent approximately 60% of the MSCI
   World Index. In 2006, the index began to include three additional industries: biotechnology, pharmaceuticals, and health care equipment and supplies. The index is compiled by the fund's investment adviser, Capital
   Research and Management Company, is unmanaged, and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/4/Lifetime results are from July 5, 2001, the date the fund began investment operations.

                                                                             ---
          GLOBAL DISCOVERY FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 3
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees*                                     0.58%
------------------------------------------------------------------------
             Other expenses                                        0.04
------------------------------------------------------------------------
             Total annual fund operating expenses*                 0.62

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 1  $63    $199    $346     $774

----
4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS GLOBAL DISCOVERY FUND
----


GLOBAL GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
             GLOBAL GROWTH FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 5
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

   1998     1999     2000     2001     2002     2003     2004    2005    2006
   ----     ----     ----     ----     ----     ----     ----    ----    ----
  29.03%   70.01%  -18.71%  -13.99%  -14.46%   35.63%   13.80%  14.37%   20.73%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  41.07% (quarter ended December 31, 1999)
LOWEST  -20.39% (quarter ended September 30, 2001)

For periods ended December 31, 2006:

                                     MSCI       LIPPER
                                     WORLD   GLOBAL FUNDS
AVERAGE ANNUAL TOTAL RETURNS  FUND  INDEX/1/   INDEX/2/
---------------------------------------------------------

        1 year               20.73% 20.65%      19.30%
---------------------------------------------------------
        5 years               12.76  10.49       10.38
---------------------------------------------------------
        Lifetime/3/           12.17   7.97        8.20

/1/MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The index consists of 23 developed market country indexes, including the United
   States. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United
   States and may own U.S. securities, as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Lifetime results are from April 30, 1997, the date the fund began investment operations.

----
6   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS GLOBAL GROWTH FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees*                                     0.55%
------------------------------------------------------------------------
             Other expenses                                        0.03
------------------------------------------------------------------------
             Total annual fund operating expenses*                 0.58

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 1  $59    $186    $324     $726

                                                                             ---
             GLOBAL GROWTH FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 7
                                                                             ---


GLOBAL SMALL CAPITALIZATION FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world. Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days'
notice to shareholders. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS GLOBAL SMALL CAPITALIZATION FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

  1999      2000      2001       2002      2003      2004      2005    2006
  ----      ----      ----       ----      ----      ----      ----    ----
 91.78%    -16.33%   -12.63%   -18.83%    53.92%    21.13%    25.66%   24.35%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  28.97% (quarter ended December 31, 1999)
LOWEST  -28.17% (quarter ended September 30, 2001)

For periods ended December 31, 2006:

                                                  LIPPER GLOBAL
                                    S&P/CITIGROUP   SMALL-CAP
                                    GLOBAL/WORLD      FUNDS
AVERAGE ANNUAL TOTAL RETURNS  FUND   INDEXES/1/    AVERAGE/2/
---------------------------------------------------------------

        1 year               24.35%    21.24%        20.48%
---------------------------------------------------------------
        5 years               18.78     19.46         14.06
---------------------------------------------------------------
        Lifetime/3/           15.16     10.72          9.54

/1/S&P/Citigroup Global/World Indexes reflect a combination of two
   S&P/Citigroup Global indexes and two S&P/Citigroup World indexes that corresponds to the market capitalization ranges used by the fund during comparable periods. The S&P/Citigroup Global indexes, which track more than
   8,000 publicly traded stocks around the world with market capitalizations less than $3 billion and less than $2 billion, were used from May 2006 to the present and May 2004 to April 2006, respectively. This index better reflects the fund's investments in developing countries during this period.
   The S&P/Citigroup World indexes, which only include stocks in developed countries and reflect market capitalizations less than $1.5 billion and less than $1.2 billion, were used from 2000 to April 2004 and from 1998 to 1999, respectively. These indexes are unmanaged and include reinvested dividends and/or distributions, but do not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Global Small-Cap Funds Average is composed of funds that invest at least 25% of their portfolios in securities with primary trading markets outside the United States, and that limit at least 65% of their investments to companies with market capitalizations of less than $1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Lifetime results are from April 30, 1998, the date the fund began investment operations.

                                                                              ---
GLOBAL SMALL CAPITALIZATION FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 9
                                                                              ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees*                                     0.72%
------------------------------------------------------------------------
             Other expenses                                        0.05
------------------------------------------------------------------------
             Total annual fund operating expenses*                 0.77

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 1  $79    $246    $428     $954

----
10  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS GLOBAL SMALL CAPITALIZATION FUND
----


GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. In seeking to pursue its investment objective, the fund may invest in the securities of issuers representing a broad range of market capitalizations.
The fund may invest up to 15% of its assets in securities of issuers that are domiciled outside the United States and Canada. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                    GROWTH FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 11
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1997    1998    1999   2000    2001     2002    2003    2004    2005    2006
------  ------  ------  -----  ------  -------  ------  ------  ------  ------
30.10%  35.56%  57.61%  4.72%  -17.93% -24.27%  37.15%  12.75%  16.50%  10.48%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  30.77% (quarter ended December 31, 1999)
LOWEST  -27.12% (quarter ended September 30, 2001)

For periods ended December 31, 2006:

                                               LIPPER CAPITAL
                                                APPRECIATION  LIPPER GROWTH
AVERAGE ANNUAL TOTAL RETURNS  FUND  S&P 500/1/ FUNDS INDEX/2/ FUNDS INDEX/3/
----------------------------------------------------------------------------

        1 year               10.48%  15.78%        10.53%        10.28%
----------------------------------------------------------------------------
        5 years                8.55    6.19          5.78          4.66
----------------------------------------------------------------------------
        10 years              13.67    8.42          6.86          6.57
----------------------------------------------------------------------------
        Lifetime/4/           14.76   12.96         10.50         10.68

/1/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Lipper Growth Funds Index is an equally weighted index of growth funds.
   These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/4/Lifetime results are from February 8, 1984, the date the fund began investment operations.

----
12  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS GROWTH FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees*                                     0.32%
------------------------------------------------------------------------
             Other expenses                                        0.02
------------------------------------------------------------------------
             Total annual fund operating expenses*                 0.34

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 1  $35    $109    $191     $431

                                                                             ---
                    GROWTH FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 13
                                                                             ---


INTERNATIONAL FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
14  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS INTERNATIONAL FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1997   1998    1999    2000     2001    2002     2003    2004    2005  2006
 ----- ------  ------  -------  ------  -------  ------  ------  -----  ----
 9.06% 21.22%  76.42%  -21.85%  -19.73% -14.58%  35.12%  19.66%  21.75% 19.33%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  42.45% (quarter ended December 31, 1999)
LOWEST  -19.60% (quarter ended September 30, 2002)

For periods ended December 31, 2006:

                                                MSCI
                                     MSCI    ALL COUNTRY    LIPPER
                                     EAFE    WORLD INDEX INTERNATIONAL
AVERAGE ANNUAL TOTAL RETURNS  FUND  INDEX/1/  EX-USA/2/  FUNDS INDEX/3/
-----------------------------------------------------------------------

        1 year               19.33% 26.86%     27.16%       25.89%
-----------------------------------------------------------------------
        5 years               14.94  15.43      16.87        15.14
-----------------------------------------------------------------------
        10 years              11.37   8.06       8.59         8.77
-----------------------------------------------------------------------
        Lifetime/4/           10.93   7.85       8.28         8.85

/1/MSCI EAFE(R) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States and Canada. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/MSCI All Country World Index ex-USA is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States.
   The index consists of 47 developed and emerging market country indexes. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/3/Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the
   United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/4/Lifetime results are from May 1, 1990, the date the fund began investment operations.

                                                                             ---
             INTERNATIONAL FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 15
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees*                                     0.50%
------------------------------------------------------------------------
             Other expenses                                        0.04
------------------------------------------------------------------------
             Total annual fund operating expenses*                 0.54

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 1  $55    $173    $302     $677

----
16  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS INTERNATIONAL FUND
----


NEW WORLD FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries. The fund is designed for investors seeking capital appreciation.
Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund will consider such factors as the country's per capita gross domestic product; the percentage of the country's economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.
The fund's investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina,
Brazil, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic,
Egypt, Hungary, India, Israel, Jordan, Lebanon, Malaysia, Mexico, Morocco,
Oman, Panama, Peru, Philippines, Poland, Russian Federation, South Africa,
Thailand, Turkey and Venezuela.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

The values of most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

                                                                             ---
                 NEW WORLD FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 17
                                                                             ---


Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
18  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS NEW WORLD FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

  Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                       [CHART]

    2000     2001     2002     2003    2004     2005     2006
   ------   ------   ------   ------   -----   ------    ----
  -12.43%   -3.99%   -5.45%   39.56%   19.07%   21.10%   32.88%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  15.65% (quarter ended June 30, 2003)
LOWEST  -15.96% (quarter ended September 30, 2001)

For periods ended December 31, 2006:

                                        MSCI
                                     ALL COUNTRY
AVERAGE ANNUAL TOTAL RETURNS  FUND  WORLD INDEX/1/
--------------------------------------------------

        1 year               32.88%    21.53%
--------------------------------------------------
        5 years               20.38     11.31
--------------------------------------------------
        Lifetime/2/           13.03      4.84

/1/MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 48 developed and emerging market country indexes. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lifetime results are from June 17, 1999, the date the fund began investment operations.

                                                                             ---
                 NEW WORLD FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 19
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees*                                     0.81%
------------------------------------------------------------------------
             Other expenses                                        0.07
------------------------------------------------------------------------
             Total annual fund operating expenses*                 0.88

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 1  $90    $281    $488    $1,084

----
20  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS NEW WORLD FUND
----


BLUE CHIP INCOME AND GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on Standard & Poor's 500
Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in common stocks of larger, more established companies based in the United States, with market capitalizations of $4 billion and above. The fund may also invest up to 10% of its assets in equity securities of larger, non-U.S. companies, so long as they are listed or traded in the United States. The fund will invest, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                              ---
BLUE CHIP INCOME AND GROWTH FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 21
                                                                              ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

    2002         2003        2004         2005      2006
   -------      -------     ------       ------    ------
   -22.93%      31.24%       9.94%        7.57%    17.73%

The fund's highest/lowest quarterly results during the time period were:

HIGHEST  17.18% (quarter ended June 30, 2003)
LOWEST  -20.45% (quarter ended September 30, 2002)

For periods ended December 31, 2006:

                                               LIPPER GROWTH
                                                AND INCOME
AVERAGE ANNUAL TOTAL RETURNS  FUND  S&P 500/1/ FUNDS INDEX/2/
-------------------------------------------------------------

        1 year               17.73%  15.78%       15.57%
-------------------------------------------------------------
        5 years                7.09    6.19         7.59
-------------------------------------------------------------
        Lifetime/3/            5.40    4.60         6.02

/1/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Growth and Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions but do not reflect sales charges or taxes.

/3/Lifetime results are from July 5, 2001, the date the fund began investment operations.

----
22  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS BLUE CHIP INCOME AND GROWTH FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees*                                     0.42%
------------------------------------------------------------------------
             Other expenses                                        0.01
------------------------------------------------------------------------
             Total annual fund operating expenses*                 0.43

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 1  $44    $138    $241     $542

                                                                              ---
BLUE CHIP INCOME AND GROWTH FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 23
                                                                              ---


GLOBAL GROWTH AND INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of well-established companies located around the world.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
24  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS GLOBAL GROWTH AND INCOME FUND
----


INVESTMENT RESULTS

Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

For period ended December 31, 2006:

                                    MSCI        MSCI
                                 ALL COUNTRY    WORLD
CUMULATIVE TOTAL RETURNS  FUND  WORLD INDEX/1/ INDEX/2/
-------------------------------------------------------

      Lifetime/3/        10.49%     9.61%       9.52%

/1/MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 48 developed and emerging market country indexes. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The index consists of 23 developed market country indexes, including the United
   States. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/3/Lifetime results are from May 1, 2006, the date the fund began investment operations.

                                                                             ---
  GLOBAL GROWTH AND INCOME FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 25
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)* CLASS 1
-------------------------------------------------------------------------

              Management fees+                                     0.69%
-------------------------------------------------------------------------
              Other expenses                                        0.03
-------------------------------------------------------------------------
              Total annual fund operating expenses+                 0.72

*Annualized. The fund commenced operations on May 1, 2006.

+The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS
----------------------

Class 1  $74    $230

----
26  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS GLOBAL GROWTH AND INCOME FUND
----


GROWTH-INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard &
Poor's 500 Composite Index. The fund is designed for investors seeking both capital appreciation and income.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
             GROWTH-INCOME FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 27
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

  1997    1998    1999   2000   2001    2002    2003    2004    2005    2006
  ------  ------  ------  -----  -----  ------  ------  ------  -----   ----
 25.83%  18.37%  11.48%  8.24%  2.78%  -18.15%  32.76%  10.66%  6.08%  15.51%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  18.92%  (quarter ended December 31, 1998)
LOWEST  -18.64%  (quarter ended September 30, 2002)

For periods ended December 31, 2006:

                                               LIPPER GROWTH
                                                AND INCOME
AVERAGE ANNUAL TOTAL RETURNS  FUND  S&P 500/1/ FUNDS INDEX/2/
-------------------------------------------------------------

        1 year               15.51%  15.78%       15.57%
-------------------------------------------------------------
        5 years                8.06    6.19         7.59
-------------------------------------------------------------
        10 years              10.53    8.42         8.01
-------------------------------------------------------------
        Lifetime/3/           13.18   12.96        11.60

/1/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Growth and Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions but do not reflect sales charges or taxes.

/3/Lifetime results are from February 8, 1984, the date the fund began investment operations.

----
28  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS GROWTH-INCOME FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees*                                     0.27%
------------------------------------------------------------------------
             Other expenses                                        0.01
------------------------------------------------------------------------
             Total annual fund operating expenses*                 0.28

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 1  $29     $90    $157     $356

                                                                             ---
             GROWTH-INCOME FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 29
                                                                             ---


ASSET ALLOCATION FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not included in Standard & Poor's 500
Composite Index, and up to 5% of its assets in debt securities of non-U.S.
issuers. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba or below by Moody's Investors Service and BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds."

In seeking to pursue its investment objective, the fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2006, the fund was approximately 69% invested in equity securities, 20% invested in debt securities and 11% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund will vary with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities. The fund is designed for investors seeking above-average total return.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Securities held by the fund may also be affected by changing market interest rates and by changes in effective maturities and credit ratings. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
30  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS ASSET ALLOCATION FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1997    1998   1999   2000   2001    2002    2003    2004    2005     2006
------  ------  -----  -----  -----  -------  ------  -----   -----   ------
20.49%  13.13%  7.25%  4.62%  0.77%  -12.19%  22.14%  8.50%   9.45%   14.96%

The fund's highest/lowest quarterly results during this time period were:

              HIGHEST  12.24% (quarter ended June 30, 2003)
              LOWEST  -12.28% (quarter ended September 30, 2002)

For periods ended December 31, 2006:

                                       CITIGROUP BROAD
                                       INVESTMENT-GRADE       LEHMAN
AVERAGE ANNUAL                            (BIG) BOND    BROTHERS AGGREGATE
TOTAL RETURNS         FUND  S&P 500/1/     INDEX/2/       BOND INDEX/3/
--------------------------------------------------------------------------

1 year               14.96%  15.78%         4.33%             4.33%
--------------------------------------------------------------------------
5 years                7.93    6.19          5.10              5.06
--------------------------------------------------------------------------
10 years               8.48    8.42          6.26              6.24
--------------------------------------------------------------------------
Lifetime/4/            9.70   10.84          7.21              7.15

/1/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/3/Lehman Brothers Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/4/Lifetime results are from August 1, 1989, the date the fund began investment operations.

                                                                             ---
          ASSET ALLOCATION FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 31
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees*                                     0.32%
------------------------------------------------------------------------
             Other expenses                                        0.01
------------------------------------------------------------------------
             Total annual fund operating expenses*                 0.33

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 1  $34    $106    $185     $418

----
32  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS ASSET ALLOCATION FUND
----


BOND FUND

RISK/RETURN SUMMARY

The fund seeks to maximize your level of current income and preserve your capital. Normally, the fund invests at least 80% of its assets in bonds. This policy is subject to change only upon 60 days' notice to shareholders. The fund will invest at least 65% of its assets in investment-grade debt securities
(including cash and cash equivalents) and may invest up to 35% of its assets in bonds rated Ba or below by Moody's Investors Service and BB or below by
Standard & Poor's Corporation or unrated but determined to be of equivalent quality. Such securities are sometimes referred to as "junk bonds." The fund may invest in bonds of issuers domiciled outside the United States. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to debt securities. The value of convertible preferred stocks varies in response to many factors, including, for example, the value of the underlying equity securities, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                      BOND FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 33
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

  Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

   1997    1998     1999    2000    2001   2002   2003    2004   2005   2006
   ----    ----     -----   ----    ----   ----   -----   ----   ----   ----
   10.13%  4.37%    2.81%   5.22%   8.48%  4.26%  13.07%  6.04%  1.77%  7.31%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  5.15% (quarter ended December 31, 2002)
LOWEST  -1.72% (quarter ended June 30, 2004)

For periods ended December 31, 2006:

                                    CITIGROUP BROAD          LEHMAN
                                    INVESTMENT-GRADE   BROTHERS AGGREGATE
AVERAGE ANNUAL TOTAL RETURNS FUND  (BIG) BOND INDEX/1/   BOND INDEX/2/
-------------------------------------------------------------------------

        1 year               7.31%       4.33%               4.33%
-------------------------------------------------------------------------
        5 years               6.42        5.10                5.06
-------------------------------------------------------------------------
        10 years              6.30        6.26                6.24
-------------------------------------------------------------------------
        Lifetime/3/           6.26        6.02                6.00

/1/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lehman Brothers Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/3/Lifetime results are from January 2, 1996, the date the fund began investment operations.

----
34  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS BOND FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees*                                     0.42%
------------------------------------------------------------------------
             Other expenses                                        0.01
------------------------------------------------------------------------
             Total annual fund operating expenses*                 0.43

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                            1 YEAR 3 YEARS 5 YEARS 10 YEARS
                    ---------------------------------------

                    Class 1  $44    $138    $241     $542

                                                                             ---
                      BOND FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 35
                                                                             ---


GLOBAL BOND FUND

RISK/RETURN SUMMARY

The fund seeks to provide you, over the long term, with a high level of total return as is consistent with prudent management, by investing primarily in investment grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars. The fund may also invest in lower quality, higher yielding debt securities. Such securities are sometimes referred to as "junk bonds." The total return of the fund will be the result of interest income, changes in the market value of the fund's investments and changes in the value of other currencies relative to the U.S.
dollar.

The fund is designed for investors seeking returns through a portfolio of bonds issued by entities based around the world. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates-and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fall to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities.

The values of and the income generated by most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value of the fund's securities denominated in such currencies would generally depreciate and vice versa. U.S.
dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
36  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS GLOBAL BOND FUND
----


INVESTMENT RESULTS

Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

For period ended December 31, 2006:

                               LEHMAN BROTHERS
                               GLOBAL AGGREGATE
CUMULATIVE TOTAL RETURNS FUND   BOND INDEX/1/
-----------------------------------------------

      Lifetime/2/        2.52%      1.80%

/1/Lehman Brothers Global Aggregate Bond Index represents the global investment-grade fixed-rate bond markets. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lifetime results are from October 4, 2006, the date the fund began investment operations.

                                                                             ---
               GLOBAL BOND FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 37
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)* CLASS 1
-------------------------------------------------------------------------

              Management fees+                                     0.57%
-------------------------------------------------------------------------
              Other expenses                                        0.04
-------------------------------------------------------------------------
              Total annual fund operating expenses+                 0.61

*Based on estimated amounts. The fund commenced operations on October 4, 2006.

+The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS
----------------------

Class 1  $62    $195

----
38  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS GLOBAL BOND FUND
----


HIGH-INCOME BOND FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation by investing at least 65% of its assets in higher yielding and generally lower quality debt securities (rated Ba or below by Moody's Investors Service or BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds." The fund may also invest up to 25% of its assets in securities of non-U.S. issuers. Normally, the fund invests at least 80% of its assets in bonds. This policy is subject to change only upon 60 days' notice to shareholders. The fund may also invest up to 20% of its assets in equity securities that provide an opportunity for capital appreciation. The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.
The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
          HIGH-INCOME BOND FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 39
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

1997    1998   1999    2000   2001    2002    2003    2004    2005     2006
------  -----  -----  ------  -----  ------  ------   -----   -----   ------
12.41%  0.45%  5.80%  -3.06%  8.02%  -1.51%  29.79%   9.83%   2.46%   10.89%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST 10.83% (quarter ended December 31, 2002)
LOWEST  -9.03% (quarter ended June 30, 2002)

For periods ended December 31, 2006:

                                                                         LIPPER
                                    CREDIT SUISSE  CITIGROUP BROAD    HIGH CURRENT
                                     HIGH YIELD    INVESTMENT-GRADE    YIELD BOND
AVERAGE ANNUAL TOTAL RETURNS  FUND    INDEX/1/    (BIG) BOND INDEX/2/ FUNDS INDEX/3/
------------------------------------------------------------------------------------

        1 year               10.89%    11.92%           4.33%            10.17%
------------------------------------------------------------------------------------
        5 years                9.79     11.07            5.10              9.08
------------------------------------------------------------------------------------
        10 years               7.15      7.09            6.26              5.04
------------------------------------------------------------------------------------
        Lifetime/4/           10.45      NA              8.60              8.11

/1/Credit Suisse High Yield Index is designed to mirror the investible universe of the U.S. dollar-denominated high-yield debt market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. This index was not in existence on the date the fund began investment operations;
   therefore, lifetime results are not shown.

/2/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/3/Lipper High Current Yield Bond Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/4/Lifetime results are from February 8, 1984, the date the fund began investment operations.

----
40  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS HIGH-INCOME BOND FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees*                                     0.48%
------------------------------------------------------------------------
             Other expenses                                        0.01
------------------------------------------------------------------------
             Total annual fund operating expenses*                 0.49

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 1  $50    $157    $274     $616

                                                                             ---
          HIGH-INCOME BOND FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 41
                                                                             ---


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income, as well as to preserve your investment. Normally, the fund will invest at least 80% of its assets in securities that are guaranteed by the "full faith and credit" pledge of the U.S. government or debt securities that are rated Aaa by Moody's
Investors Service or AAA by Standard & Poor's Corporation or unrated but determined to be of equivalent quality. This policy is subject to change only upon 60 days' notice to shareholders. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in securities backed by pools of mortgages. Certain of these securities may not be backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer. Such securities may include mortgage-backed securities issued by the Federal National Mortgage Association ("Fannie Mae") and the
Federal Home Loan Mortgage Corporation (/"/Freddie Mac") and are neither issued nor guaranteed by the U.S. Treasury.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and prepayment risk. For example, as with other debt securities, the value of U.S. government securities generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest but may be subject to greater price fluctuations than shorter maturity securities.

A security backed by the U.S. Treasury or the full faith and credit of the
United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities will fluctuate.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
42  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

1997   1998    1999    2000   2001   2002   2003   2004   2005   2006
-----  -----  ------  ------  -----  -----  -----  -----  -----  -----
8.45%  8.19%  -0.53%  11.69%  7.24%  9.45%  2.51%  3.58% 2.70%   3.95%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  4.57% (quarter ended September 30, 2001)
LOWEST  -1.76% (quarter ended June 30, 2004)

For periods ended December 31, 2006:

                                   CITIGROUP    LIPPER
                                   TREASURY/   GENERAL
                                     GOVT.       U.S.
                                   SPONSORED/ GOVERNMENT
                                    MORTGAGE    FUNDS
AVERAGE ANNUAL TOTAL RETURNS FUND   INDEX/1/  AVERAGE/2/ CPI/3/
---------------------------------------------------------------

        1 year               3.95%   4.26%      2.71%    2.54%
---------------------------------------------------------------
        5 years               4.41    4.78       3.85     2.69
---------------------------------------------------------------
        10 years              5.66    6.10       5.10     2.44
---------------------------------------------------------------
        Lifetime/4/           7.02    7.71       6.55     2.97

/1/Citigroup Treasury/Government Sponsored/Mortgage Index (formerly Salomon
   Smith Barney Treasury/Government Sponsored/Mortgage Index) is a
   market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and GNMAs. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper General U.S. Government Funds Average is comprised of funds that invest at least 65% of their assets in U.S. government and agency issues.
   The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.

/3/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/4/Lifetime results are from December 2, 1985, the date the fund began investment operations.

                                                                                       ---
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 43
                                                                                       ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees*                                     0.46%
------------------------------------------------------------------------
             Other expenses                                        0.01
------------------------------------------------------------------------
             Total annual fund operating expenses*                 0.47

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 1  $48    $151    $263     $591

----
44  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
----


CASH MANAGEMENT FUND

RISK/RETURN SUMMARY

The fund seeks to provide you an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity. Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by non-U.S. or Canadian entities or in securities with credit and liquidity support features provided by non-U.S. or Canadian entities. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S.
issuers with substantial operations outside the United States may also be subject to similar risks.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

The fund is not managed to maintain a stable net asset value of $1 per share.

                                                                             ---
           CASH MANAGEMENT FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 45
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year as well as average annual total returns for various periods.
This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

1997    1998    1999     2000    2001    2002    2003    2004    2005   2006
----    ----    ----     ----    ----    ----    ----    ----    ----   ----
5.16%   5.15%   4.83%    6.04%   3.66%   1.24%   0.67%   0.96%   2.97%  4.81%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST 1.57% (quarter ended December 31, 2000)
LOWEST  0.09% (quarter ended March 31, 2004)

For periods ended December 31, 2006:

AVERAGE ANNUAL TOTAL RETURNS FUND
----------------------------------

         1 year              4.81%
----------------------------------
         5 years              2.12
----------------------------------
         10 years             3.53
----------------------------------
         Lifetime*            4.92

*Lifetime results are from February 8, 1984, the date the fund began investment operations.

----
46  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS CASH MANAGEMENT FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 1
------------------------------------------------------------------------

             Management fees*                                     0.32%
------------------------------------------------------------------------
             Other expenses                                        0.01
------------------------------------------------------------------------
             Total annual fund operating expenses*                 0.33

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 1  $34    $106    $185     $418

                                                                             ---
           CASH MANAGEMENT FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 47
                                                                             ---


CASH POSITION

The funds may also hold cash or money market instruments, the amount of which will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, a fund may hold all, or a significant portion, of its assets in such securities.
A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices; conversely, it could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and
Management Company is a wholly owned subsidiary of The Capital Group Companies,
Inc. and is located at 333 South Hope Street, Los Angeles, California 90071,
and 135 South State College Boulevard, Brea, California 92821. Capital Research
and Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year, expressed as a percentage of average net assets of that fund, appear in the Annual Fund Operating Expenses table for each fund. A discussion regarding the basis for the approval of the Series' investment advisory and service agreement by the Series' board of trustees is contained in the Series'
annual report to shareholders for the fiscal year ended December 31, 2006.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. The investment adviser strives to obtain best execution on the funds' equity and/or fixed-income portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the funds do not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the funds' investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of the funds, as well as shares of the American Funds, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the funds' portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the funds' portfolio transactions. However, when the investment adviser places orders for the funds'
portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds or the American Funds.

PORTFOLIO MANAGEMENT

The Series relies on the professional judgment of its investment adviser,
Capital Research and Management Company, to make decisions about the funds'
portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PORTFOLIO HOLDINGS

A description of the funds' policies and procedures regarding disclosure of information about their portfolio securities is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company.

----
48  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


The primary individual portfolio counselors for each of the funds are:

                                                                    PRIMARY TITLE WITH INVESTMENT
 PORTFOLIO COUNSELOR FOR                                               ADVISER (OR AFFILIATE)
   THE SERIES/TITLE (IF         PORTFOLIO COUNSELOR EXPERIENCE        AND INVESTMENT EXPERIENCE    PORTFOLIO COUNSELOR'S ROLE IN
       APPLICABLE)                      IN THE FUND(S)                 DURING PAST FIVE YEARS        MANAGEMENT OF THE FUND(S)
---------------------------------------------------------------------------------------------------------------------------------

JAMES K. DUNTON             Growth-Income Fund -- 23 years          Senior Vice President and      Serves as an equity portfolio
VICE CHAIRMAN OF THE BOARD  (since the fund's inception)            Director, Capital Research     counselor for Growth-Income
                            Blue Chip Income and Growth             and Management Company         Fund and Blue Chip Income and
                            Fund -- 6 years (since the fund's       Investment professional for    Growth Fund
                            inception)                              45 years, all with Capital
                                                                    Research and Management
                                                                    Company or affiliate
---------------------------------------------------------------------------------------------------------------------------------
DONALD D. O'NEAL            Growth-Income Fund -- 2 years           Senior Vice President and      Serves as an equity portfolio
PRESIDENT AND TRUSTEE                                               Director, Capital Research     counselor for Growth-Income
                                                                    and Management Company         Fund
                                                                    Investment professional for
                                                                    22 years, all with Capital
                                                                    Research and Management
                                                                    Company or affiliate
---------------------------------------------------------------------------------------------------------------------------------
ALAN N. BERRO               Asset Allocation Fund -- 7 years        Vice President, Capital        Serves as an equity portfolio
SENIOR VICE PRESIDENT                                               Research and Management        counselor for Asset
                                                                    Company                        Allocation Fund
                                                                    Investment professional for
                                                                    21 years in total; 16 years
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
ABNER D. GOLDSTINE          Bond Fund -- 11 years (since the        Senior Vice President and      Serves as a fixed-income
SENIOR VICE PRESIDENT       fund's inception)                       Director, Capital Research     portfolio counselor for Bond
                            High-Income Bond Fund -- 9 years        and Management Company         Fund and High-Income Bond Fund
                                                                    Investment professional for
                                                                    55 years in total; 40 years
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
JOHN H. SMET                Bond Fund -- 11 years (since the        Senior Vice President,         Serves as a fixed-income
SENIOR VICE PRESIDENT       fund's inception)                       Capital Research and           portfolio counselor for Bond
                            U.S. Government/AAA-Rated               Management Company             Fund and U.S.
                            Securities Fund -- 15 years             Investment professional for    Government/AAA-Rated
                                                                    25 years in total; 24 years    Securities Fund
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON       Growth-Income Fund -- 13 years (plus    Senior Vice President,         Serves as an equity portfolio
VICE PRESIDENT              5 years of prior experience as an       Capital Research and           counselor for Growth-Income
                            investment analyst for the fund)        Management Company             Fund and Global Discovery Fund
                            Global Discovery Fund -- 6 years        Investment professional for
                            (since the fund's inception)            34 years in total; 32 years
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
ROBERT W. LOVELACE          Global Growth Fund -- 10 years (since   Chairman, Capital Research     Serves as an equity portfolio
VICE PRESIDENT              the fund's inception)                   Company                        counselor for Global Growth
                            New World Fund -- 8 years (since the    Investment professional for    Fund and New World Fund
                            fund's inception)                       22 years, all with Capital
                                                                    Research and Management
                                                                    Company or affiliate
---------------------------------------------------------------------------------------------------------------------------------
SUSAN M. TOLSON             High-Income Bond Fund -- 12 years       Senior Vice President,         Serves as a fixed-income
VICE PRESIDENT              (plus 2 years of prior experience as an Capital Research Company       portfolio counselor for
                            investment analyst for the fund)        Investment professional for    High-Income Bond Fund, Asset
                            Asset Allocation Fund -- 7 years        19 years in total; 17 years    Allocation Fund and Global
                            Global Bond Fund -- 1 year (since the   with Capital Research and      Bond Fund
                            fund's inception)                       Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
DAVID C. BARCLAY            High-Income Bond Fund -- 14 years       Senior Vice President,         Serves as a fixed-income
                            New World Fund -- 8 years (since the    Capital Research and           portfolio counselor for
                            fund's inception)                       Management Company             High-Income Bond Fund, New
                            Bond Fund -- 9 years                    Investment professional for    World Fund and Bond Fund
                                                                    26 years in total; 19 years
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
DONNALISA BARNUM            Growth Fund -- 4 years                  Senior Vice President,         Serves as an equity portfolio
                                                                    Capital Research Company       counselor for Growth Fund
                                                                    Investment professional for
                                                                    26 years in total; 21 years
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
GORDON CRAWFORD             Global Small Capitalization Fund --     Senior Vice President,         Serves as an equity portfolio
                            9 years (since the fund's inception)    Capital Research and           counselor for Global Small
                            Growth Fund -- 13 years (plus 5 years   Management Company             Capitalization Fund, Growth
                            of prior experience as an investment    Investment professional for    Fund and Global Discovery Fund
                            analyst for the fund)                   36 years, all with Capital
                            Global Discovery Fund -- 2 years        Research and Management
                                                                    Company or affiliate
---------------------------------------------------------------------------------------------------------------------------------
MARK H. DALZELL             Bond Fund -- 2 years                    Senior Vice President,         Serves as a fixed-income
                            Global Bond Fund -- 1 year (since the   Capital Research Company       portfolio counselor for Bond
                            fund's inception)                       Investment professional for    Fund and Global Bond Fund
                                                                    29 years in total; 19 years
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 49
                                                                             ---


                                                                   PRIMARY TITLE WITH INVESTMENT
 PORTFOLIO COUNSELOR FOR                                              ADVISER (OR AFFILIATE)
  THE SERIES/TITLE (IF         PORTFOLIO COUNSELOR EXPERIENCE        AND INVESTMENT EXPERIENCE    PORTFOLIO COUNSELOR'S ROLE IN
       APPLICABLE)                     IN THE FUND(S)                 DURING PAST FIVE YEARS        MANAGEMENT OF THE FUND(S)
--------------------------------------------------------------------------------------------------------------------------------

MARK E. DENNING            Global Small Capitalization Fund --     Director, Capital Research     Serves as an equity portfolio
                           9 years (since the fund's inception)    and Management Company         counselor (primarily
                           Global Discovery Fund -- 2 years        Investment professional for    non-U.S.) for Global Small
                                                                   25 years, all with Capital     Capitalization Fund and
                                                                   Research and Management        Global Discovery Fund
                                                                   Company or affiliate
--------------------------------------------------------------------------------------------------------------------------------
J. BLAIR FRANK             Global Small Capitalization Fund --     Vice President, Capital        Serves as an equity portfolio
                           4 years                                 Research Company               counselor for Global Small
                           Growth-Income Fund -- 1 year            Investment professional for    Capitalization Fund and
                                                                   14 years in total; 13 years    Growth-Income Fund
                                                                   with Capital Research and
                                                                   Management Company or
                                                                   affiliate
--------------------------------------------------------------------------------------------------------------------------------
NICK J. GRACE              Global Growth Fund -- 5 years (plus     Senior Vice President,         Serves as an equity portfolio
                           4 years of prior experience as an       Capital Research Company       counselor for Global Growth
                           investment analyst for the fund)        Investment professional for    Fund
                                                                   17 years in total; 13 years
                                                                   with Capital Research and
                                                                   Management Company or
                                                                   affiliate
--------------------------------------------------------------------------------------------------------------------------------
J. DALE HARVEY             Blue Chip Income and Growth             Vice President, Capital        Serves as an equity portfolio
                           Fund -- 2 years                         Research and Management        counselor for Blue Chip
                                                                   Company                        Income and Growth Fund
                                                                   Investment professional for
                                                                   18 years in total; 16 years
                                                                   with Capital Research and
                                                                   Management Company or
                                                                   affiliate
--------------------------------------------------------------------------------------------------------------------------------
ALWYN W. HEONG             International Fund -- 11 years          Senior Vice President and      Serves as a non-U.S. equity
                                                                   Director, Capital Research     portfolio counselor for
                                                                   Company                        International Fund
                                                                   Investment professional for
                                                                   19 years in total; 15 years
                                                                   with Capital Research and
                                                                   Management Company or
                                                                   affiliate
--------------------------------------------------------------------------------------------------------------------------------
THOMAS H. HOGH             Global Bond Fund -- 1 year (since the   Senior Vice President,         Serves as a fixed-income
                           fund's inception)                       Capital Research Company       portfolio counselor for
                           U.S. Government/AAA-Rated               Investment professional for    Global Bond Fund and U.S.
                           Securities Fund -- 9 years              20 years in total; 17 years    Government/AAA-Rated
                                                                   with Capital Research and      Securities Fund
                                                                   Management Company or
                                                                   affiliate
--------------------------------------------------------------------------------------------------------------------------------
GREGG E. IRELAND           Global Growth and Income Fund --        Senior Vice President,         Serves as an equity portfolio
                           1 year (since the fund's inception)     Capital Research and           counselor for Global Growth
                           Growth Fund -- 1 year                   Management Company             and Income Fund and Growth
                                                                   Investment professional for    Fund
                                                                   34 years, all with Capital
                                                                   Research and Management
                                                                   Company or affiliate
--------------------------------------------------------------------------------------------------------------------------------
CARL M. KAWAJA             Global Growth and Income Fund --        Senior Vice President,         Serves as an equity portfolio
                           1 year (since the fund's inception)     Capital Research Company       counselor for Global Growth
                           New World Fund -- 8 years (since the    Investment professional for    and Income Fund and New World
                           fund's inception)                       19 years in total; 16 years    Fund
                                                                   with Capital Research and
                                                                   Management Company or
                                                                   affiliate
--------------------------------------------------------------------------------------------------------------------------------
MICHAEL T. KERR            Asset Allocation Fund -- 2 years        Vice President, Capital        Serves as an equity portfolio
                           Growth Fund -- 2 years                  Research and Management        counselor for Asset
                                                                   Company                        Allocation Fund and Growth
                                                                   Investment professional for    Fund
                                                                   24 years in total; 22 years
                                                                   with Capital Research and
                                                                   Management Company or
                                                                   affiliate
--------------------------------------------------------------------------------------------------------------------------------
SUNG LEE                   International Fund -- 1 year            Executive Vice President and   Serves as a non-U.S. equity
                                                                   Director, Capital Research     portfolio counselor for
                                                                   Company                        International Fund
                                                                   Investment professional for
                                                                   13 years, all with Capital
                                                                   Research and Management
                                                                   Company or affiliate
--------------------------------------------------------------------------------------------------------------------------------
JESPER LYCKEUS             International Fund -- less than 1 year  Senior Vice President,         Serves as a non-U.S. equity
                           (plus 8 years of prior experience as an Capital Research Company       portfolio counselor for
                           investment analyst for the fund)        Investment professional for    International Fund
                                                                   12 years in total; 11 years
                                                                   with Capital Research and
                                                                   Management Company or
                                                                   affiliate
--------------------------------------------------------------------------------------------------------------------------------
MARK R. MACDONALD          U.S. Government/AAA-Rated               Senior Vice President and      Serves as a fixed-income
                           Securities Fund -- 1 year               Director, Capital Research     portfolio counselor for U.S.
                                                                   and Management Company         Government/AAA-Rated
                                                                   Investment professional for    Securities Fund
                                                                   21 years in total; 13 years
                                                                   with Capital Research and
                                                                   Management Company or
                                                                   affiliate
--------------------------------------------------------------------------------------------------------------------------------
RONALD B. MORROW           Growth Fund -- 4 years (plus 6 years of Senior Vice President,         Serves as an equity portfolio
                           prior experience as an investment       Capital Research Company       counselor for Growth Fund
                           analyst for the fund)                   Investment professional for
                                                                   39 years in total; 10 years
                                                                   with Capital Research and
                                                                   Management Company or
                                                                   affiliate

----
50  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                                                                   PRIMARY TITLE WITH INVESTMENT
                                                                      ADVISER (OR AFFILIATE)
PORTFOLIO COUNSELOR FOR THE     PORTFOLIO COUNSELOR EXPERIENCE       AND INVESTMENT EXPERIENCE    PORTFOLIO COUNSELOR'S ROLE IN
SERIES/TITLE (IF APPLICABLE)            IN THE FUND(S)                DURING PAST FIVE YEARS        MANAGEMENT OF THE FUND(S)
--------------------------------------------------------------------------------------------------------------------------------

JAMES R. MULALLY             Asset Allocation Fund -- 1 year       Senior Vice President,         Serves as a fixed-income
                                                                   Capital International Limited  portfolio counselor for Asset
                                                                   Investment professional for    Allocation Fund
                                                                   31 years in total; 27 years
                                                                   with Capital Research and
                                                                   Management Company or
                                                                   affiliate
--------------------------------------------------------------------------------------------------------------------------------
C. ROSS SAPPENFIELD          Growth-Income Fund -- 8 years         Vice President, Capital        Serves as an equity portfolio
                             Blue Chip Income and Growth           Research and Management        counselor for Growth-Income
                             Fund -- 6 years (since the fund's     Company                        Fund and Blue Chip Income and
                             inception)                            Investment professional for    Growth Fund
                                                                   15 years, all with Capital
                                                                   Research and Management
                                                                   Company or affiliate
--------------------------------------------------------------------------------------------------------------------------------
STEVEN T. WATSON             Global Growth Fund -- 5 years (plus   Senior Vice President and      Serves as an equity portfolio
                             4 years of prior experience as an     Director, Capital Research     counselor for Global Growth
                             investment analyst for the fund)      Company                        Fund and Global Growth and
                             Global Growth and Income Fund --      Investment professional for    Income Fund
                             1 year (since the fund's inception)   20 years in total; 17 years
                                                                   with Capital Research and
                                                                   Management Company or
                                                                   affiliate
--------------------------------------------------------------------------------------------------------------------------------
PAUL A. WHITE                Global Growth Fund -- 2 years (plus 5 Senior Vice President,         Serves as an equity portfolio
                             years of prior experience as an       Capital Research Company       counselor for Global Growth
                             investment analyst for the fund)      Investment professional for 9  Fund
                                                                   years in total; 8 years with
                                                                   Capital Research and
                                                                   Management Company or
                                                                   affiliate

Additional information regarding the portfolio counselors' compensation, holdings in other accounts and ownership of securities in American Funds
Insurance Series can be found in the statement of additional information.

PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called "feeder funds" under master-feeder arrangements sponsored by insurance companies. All such shares may be purchased or redeemed by the separate accounts (or feeder funds) at net asset values without any sales or redemption charges. Such purchases and redemptions are made promptly after corresponding purchases and redemptions of units of the separate accounts
(or feeder funds).

FREQUENT TRADING OF FUND SHARES

The series and American Funds Distributors, Inc., the Series' distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the series or American
Funds Distributors, Inc. has determined could involve actual or potential harm to the fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, maintains surveillance procedures to detect frequent trading in fund shares.
Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds
Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the Series' broad ability to restrict potentially harmful trading as described above, the Series' board of trustees has adopted a
"purchase blocking policy," under which any contract owner redeeming units representing a beneficial interest in any fund other than Cash Management Fund
(including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the contract owner's account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 51
                                                                             ---


system; and purchase transactions involving transfers of assets, where the entity maintaining the contract owner's account is able to identify the transaction as one of these types of transactions.

The Series reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company may work with the insurance company separate accounts to apply their procedures which American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account and request that the separate account either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service Company is not satisfied that insurance company separate account has taken appropriate action, American Funds
Service Company may terminate the separate account's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE SERIES' SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING
POLICY, ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE SERIES' AND
AMERICAN FUNDS DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING
GENERALLY (INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE
PREVENTED OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE
STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN
FUNDS SERVICE COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN
THE SERIES.

VALUING SHARES

Each fund calculates its share price, also called net asset value, each day the
New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making
"fair value" determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of the securities in the funds' portfolios invested outside the United States, the securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because certain of the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company.

PLANS OF DISTRIBUTION

The Series has adopted plans of distribution or "12b-1 plans" for Class 2 and
Class 3 shares. Under these plans, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series' board of trustees. The plans provide for annual expenses of .25% for Class 2 shares and .18% for Class 3 shares. For these share classes, amounts paid under the 12b-1 plans are used by insurance company contract issuers to cover the expenses of certain contract owner services. The
12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated above in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series' assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

DISTRIBUTIONS AND TAXES

Each fund of the Series intends to qualify as a "regulated investment company"
under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

----
52  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FINANCIAL HIGHLIGHTS/1/

The Financial Highlights table is intended to help you understand the funds'
results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers
LLP, whose report, along with the funds' financial statements, is included in the statement of additional information, which is available upon request.
Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

                                Income (loss) from investment operations/2/      Dividends and distributions
                                ------------------------------------------  -------------------------------------

                                                Net gains
                      Net asset    Net         (losses) on                  Dividends                    Total     Net asset
                       value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period                beginning   income       realized and     investment  investment (from capital      and       end of
ended                 of period   (loss)       unrealized)      operations   income)      gains)     distributions  period

Global Discovery Fund
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06               $11.63      $.15           $ 1.89          $ 2.04      $(.13)       $(.49)        $(.62)     $13.05
12/31/05                10.79       .14             1.05            1.19       (.11)        (.24)         (.35)      11.63
12/31/04                 9.94       .08              .98            1.06       (.09)        (.12)         (.21)      10.79
12/31/03                 7.26       .05             2.67            2.72       (.04)          --          (.04)       9.94
12/31/02                 9.30       .06            (2.05)          (1.99)      (.05)          --          (.05)       7.26
CLASS 2
12/31/06                11.59       .11             1.89            2.00       (.10)        (.49)         (.59)      13.00
12/31/05                10.76       .11             1.05            1.16       (.09)        (.24)         (.33)      11.59
12/31/04                 9.92       .06              .97            1.03       (.07)        (.12)         (.19)      10.76
12/31/03                 7.25       .02             2.67            2.69       (.02)          --          (.02)       9.92
12/31/02                 9.30       .04            (2.05)          (2.01)      (.04)          --          (.04)       7.25

Global Growth Fund
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06               $19.63      $.41           $ 3.62          $ 4.03      $(.22)          --         $(.22)     $23.44
12/31/05                17.31       .28             2.19            2.47       (.15)          --          (.15)      19.63
12/31/04                15.30       .18             1.92            2.10       (.09)          --          (.09)      17.31
12/31/03                11.35       .12             3.91            4.03       (.08)          --          (.08)      15.30
12/31/02                13.42       .09            (2.02)          (1.93)      (.14)          --          (.14)      11.35
CLASS 2
12/31/06                19.52       .36             3.59            3.95       (.18)          --          (.18)      23.29
12/31/05                17.23       .23             2.18            2.41       (.12)          --          (.12)      19.52
12/31/04                15.25       .14             1.91            2.05       (.07)          --          (.07)      17.23
12/31/03                11.32       .09             3.89            3.98       (.05)          --          (.05)      15.25
12/31/02                13.38       .06            (2.01)          (1.95)      (.11)          --          (.11)      11.32

Global Small Capitalization Fund
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06               $21.29     $ .19           $ 4.74          $ 4.93      $(.14)      $(1.21)       $(1.35)     $24.87
12/31/05                17.14       .13             4.23            4.36       (.21)          --          (.21)      21.29
12/31/04                14.15       .02             2.97            2.99         --           --            --       17.14
12/31/03                 9.27        --/4/          4.97            4.97       (.09)          --          (.09)      14.15
12/31/02                11.52        --/4/         (2.15)          (2.15)      (.10)          --          (.10)       9.27
CLASS 2
12/31/06                21.12       .14             4.70            4.84       (.11)       (1.21)        (1.32)      24.64
12/31/05                17.02       .09             4.19            4.28       (.18)          --          (.18)      21.12
12/31/04                14.08      (.01)            2.95            2.94         --           --            --       17.02
12/31/03                 9.23      (.03)            4.95            4.92       (.07)          --          (.07)      14.08
12/31/02                11.48      (.02)           (2.15)          (2.17)      (.08)          --          (.08)       9.23

Growth Fund
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06               $59.36      $.70          $  5.46         $  6.16      $(.63)       $(.38)       $(1.01)     $64.51
12/31/05                51.39       .46             8.00            8.46       (.49)          --          (.49)      59.36
12/31/04                45.74       .32             5.51            5.83       (.18)          --          (.18)      51.39
12/31/03                33.47       .16            12.26           12.42       (.15)          --          (.15)      45.74
12/31/02                44.30       .12           (10.87)         (10.75)      (.08)          --          (.08)      33.47
CLASS 2
12/31/06                58.98       .54             5.43            5.97       (.49)        (.38)         (.87)      64.08
12/31/05                51.10       .34             7.92            8.26       (.38)          --          (.38)      58.98
12/31/04                45.50       .23             5.45            5.68       (.08)          --          (.08)      51.10
12/31/03                33.29       .06            12.19           12.25       (.04)          --          (.04)      45.50
12/31/02                44.09       .03           (10.82)         (10.79)      (.01)          --          (.01)      33.29
CLASS 3
12/31/06                59.34       .59             5.46            6.05       (.51)        (.38)         (.89)      64.50
12/31/05                51.38       .37             7.98            8.35       (.39)          --          (.39)      59.34
12/31/04/5/             47.74       .24             3.50            3.74       (.10)          --          (.10)      51.38

                                           Ratio of   Ratio of   Ratio of
                                           expenses   expenses     net
                              Net assets, to average to average   income
                                end of    net assets net assets (loss) to
Period                Total   period (in    before     after     average
ended                 return   millions)    waiver   waiver/3/  net assets

Global Discovery Fund
--------------------------------------------------------------------------
CLASS 1
12/31/06               17.66%      $ 28       .62%       .56%      1.19%
12/31/05               11.07         22       .61        .56       1.27
12/31/04               10.72         20       .61        .60        .81
12/31/03               37.41         17       .61        .61        .55
12/31/02              (21.41)        10       .61        .61        .69
CLASS 2
12/31/06               17.41        151       .87        .81        .94
12/31/05               10.80         89       .86        .81       1.04
12/31/04               10.43         51       .86        .85        .60
12/31/03               37.11         24       .86        .86        .28
12/31/02              (21.67)         9       .86        .86        .48

Global Growth Fund
-------------------------------------------------------------------------------------------------
CLASS 1
12/31/06               20.73%    $  278       .58%       .53%      1.95%
12/31/05               14.37        206       .62        .57       1.56
12/31/04               13.80        202       .65        .64       1.15
12/31/03               35.63        188       .70        .70        .94
12/31/02              (14.46)       152       .71        .71        .73
CLASS 2
12/31/06               20.43      4,015       .83        .78       1.71
12/31/05               14.07      2,617       .87        .82       1.30
12/31/04               13.49      1,796       .90        .89        .92
12/31/03               35.27      1,082       .95        .95        .68
12/31/02              (14.64)       592       .96        .96        .48

Global Small Capitalization Fund
-------------------------------------------------------------------------------------------------
CLASS 1
12/31/06               24.35%    $  247       .77%       .69%       .82%
12/31/05               25.66        231       .79        .73        .72
12/31/04               21.13        193       .81        .80        .15
12/31/03               53.92        163       .83        .83       (.03)
12/31/02              (18.83)       108       .84        .84        .04
CLASS 2
12/31/06               24.05      2,927      1.02        .94        .61
12/31/05               25.35      1,977      1.04        .97        .49
12/31/04               20.88      1,198      1.06       1.05       (.07)
12/31/03               53.53        665      1.08       1.08       (.28)
12/31/02              (19.05)       290      1.09       1.09       (.20)

Growth Fund
-------------------------------------------------------------------------------------------------
CLASS 1
12/31/06               10.48%   $ 3,503       .34%       .31%      1.14%
12/31/05               16.50      3,709       .35        .32        .87
12/31/04               12.75      3,744       .36        .36        .68
12/31/03               37.15      3,877       .39        .39        .41
12/31/02              (24.27)     3,195       .40        .40        .30
CLASS 2
12/31/06               10.22     23,122       .59        .56        .89
12/31/05               16.19     18,343       .60        .57        .64
12/31/04               12.50     12,055       .61        .61        .50
12/31/03               36.80      7,107       .64        .64        .16
12/31/02              (24.46)     3,009       .65        .65        .07
CLASS 3
12/31/06               10.29        451       .52        .49        .95
12/31/05               16.28        499       .53        .50        .69
12/31/04/5/             7.85        516       .54/6/     .53/6/     .54/6/

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 53
                                                                             ---


                                           Income (loss) from investment operations/2/      Dividends and distributions
                                           ------------------------------------------  -------------------------------------

                                                           Net gains
                                 Net asset    Net         (losses) on                  Dividends                    Total
                                  value,   investment   securities (both   Total from  (from net  Distributions   dividends
Period                           beginning   income       realized and     investment  investment (from capital      and
ended                            of period   (loss)       unrealized)      operations   income)      gains)     distributions

International Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06                          $18.96      $.41           $ 3.21          $ 3.62      $(.38)       $(.19)        $(.57)
12/31/05                           15.82       .32             3.11            3.43       (.29)          --          (.29)
12/31/04                           13.41       .22             2.41            2.63       (.22)          --          (.22)
12/31/03                           10.07       .15             3.38            3.53       (.19)          --          (.19)
12/31/02                           12.02       .15            (1.90)          (1.75)      (.20)          --          (.20)
CLASS 2
12/31/06                           18.92       .35             3.20            3.55       (.34)        (.19)         (.53)
12/31/05                           15.79       .28             3.11            3.39       (.26)          --          (.26)
12/31/04                           13.39       .18             2.41            2.59       (.19)          --          (.19)
12/31/03                           10.05       .12             3.37            3.49       (.15)          --          (.15)
12/31/02                           11.97       .12            (1.89)          (1.77)      (.15)          --          (.15)
CLASS 3
12/31/06                           18.96       .37             3.20            3.57       (.34)        (.19)         (.53)
12/31/05                           15.82       .29             3.11            3.40       (.26)          --          (.26)
12/31/04/5/                        13.76       .20             2.05            2.25       (.19)          --          (.19)

New World Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06                          $16.67      $.41           $ 4.95          $ 5.36      $(.32)       $(.15)        $(.47)
12/31/05                           13.96       .33             2.58            2.91       (.20)          --          (.20)
12/31/04                           11.99       .23             2.01            2.24       (.27)          --          (.27)
12/31/03                            8.76       .21             3.21            3.42       (.19)          --          (.19)
12/31/02                            9.44       .20             (.70)           (.50)      (.18)          --          (.18)
CLASS 2
12/31/06                           16.56       .36             4.92            5.28       (.29)        (.15)         (.44)
12/31/05                           13.89       .29             2.56            2.85       (.18)          --          (.18)
12/31/04                           11.94       .19             2.01            2.20       (.25)          --          (.25)
12/31/03                            8.73       .19             3.19            3.38       (.17)          --          (.17)
12/31/02                            9.41       .18             (.70)           (.52)      (.16)          --          (.16)

Blue Chip Income and Growth Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06                          $10.91      $.20            $1.63           $1.83      $(.16)       $(.61)        $(.77)
12/31/05                           10.26       .18              .59             .77       (.12)          --          (.12)
12/31/04                            9.41       .15              .78             .93       (.08)          --          (.08)
12/31/03                            7.17       .13             2.11            2.24         --           --            --
12/31/02                            9.43       .16            (2.32)          (2.16)      (.10)          --          (.10)
CLASS 2
12/31/06                           10.83       .17             1.61            1.78       (.13)        (.61)         (.74)
12/31/05                           10.20       .15              .58             .73       (.10)          --          (.10)
12/31/04                            9.36       .13              .78             .91       (.07)          --          (.07)
12/31/03                            7.16       .11             2.09            2.20         --           --            --
12/31/02                            9.41       .14            (2.30)          (2.16)      (.09)          --          (.09)

Global Growth and Income Fund/7/
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06                          $10.00      $.14             $.91           $1.05      $(.07)          --         $(.07)
CLASS 2
12/31/06                           10.00       .11              .92            1.03       (.06)          --          (.06)

Growth-Income Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06                          $38.31      $.77           $ 5.03          $ 5.80      $(.72)       $(.96)       $(1.68)
12/31/05                           36.81       .62             1.61            2.23       (.58)        (.15)         (.73)
12/31/04                           33.61       .48             3.09            3.57       (.37)          --          (.37)
12/31/03                           25.63       .42             7.96            8.38       (.40)          --          (.40)
12/31/02                           31.70       .41            (6.16)          (5.75)      (.32)          --          (.32)
CLASS 2
12/31/06                           38.12       .67             4.99            5.66       (.63)        (.96)        (1.59)
12/31/05                           36.64       .53             1.60            2.13       (.50)        (.15)         (.65)
12/31/04                           33.48       .41             3.06            3.47       (.31)          --          (.31)
12/31/03                           25.52       .34             7.92            8.26       (.30)          --          (.30)
12/31/02                           31.58       .35            (6.14)          (5.79)      (.27)          --          (.27)
CLASS 3
12/31/06                           38.31       .70             5.01            5.71       (.64)        (.96)        (1.60)
12/31/05                           36.80       .56             1.61            2.17       (.51)        (.15)         (.66)
12/31/04/5/                        34.64       .41             2.07            2.48       (.32)          --          (.32)

                                                                Ratio of    Ratio of    Ratio of
                                                                expenses    expenses      net
                                 Net asset         Net assets, to average  to average    income
                                  value,             end of    net assets  net assets  (loss) to
Period                            end of   Total   period (in    before      after      average
ended                             period   return   millions)    waiver    waiver/3/   net assets

International Fund
-------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06                          $22.01    19.33%    $1,648       .54%        .49%       1.99%
12/31/05                           18.96    21.75      1,599       .57         .52        1.92
12/31/04                           15.82    19.66      1,495       .60         .59        1.54
12/31/03                           13.41    35.12      1,431       .63         .63        1.40
12/31/02                           10.07   (14.58)     1,236       .63         .63        1.35
CLASS 2
12/31/06                           21.94    18.98      7,260       .79         .74        1.72
12/31/05                           18.92    21.50      4,790       .82         .77        1.64
12/31/04                           15.79    19.32      2,752       .84         .83        1.27
12/31/03                           13.39    34.85      1,385       .88         .88        1.08
12/31/02                           10.05   (14.84)       636       .88         .88        1.05
CLASS 3
12/31/06                           22.00    19.07        120       .72         .67        1.81
12/31/05                           18.96    21.54        116       .75         .70        1.74
12/31/04/5/                        15.82    16.45        115       .77/6/      .77/6/     1.45/6/

New World Fund
-------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06                          $21.56    32.88%     $ 126       .88%        .80%       2.19%
12/31/05                           16.67    21.10         88       .92         .85        2.22
12/31/04                           13.96    19.07         63       .93         .92        1.81
12/31/03                           11.99    39.56         47       .92         .92        2.15
12/31/02                            8.76    (5.45)        35       .91         .91        2.14
CLASS 2
12/31/06                           21.40    32.59      1,175      1.13        1.05        1.93
12/31/05                           16.56    20.74        677      1.17        1.10        1.97
12/31/04                           13.89    18.80        373      1.18        1.17        1.57
12/31/03                           11.94    39.18        224      1.17        1.17        1.90
12/31/02                            8.73    (5.66)       124      1.16        1.16        1.89

Blue Chip Income and Growth Fund
--------------------------------------------------------------------------------------------------
CLASS 1
12/31/06                          $11.97    17.73%    $  159       .43%        .39%       1.75%
12/31/05                           10.91     7.57        135       .45         .41        1.73
12/31/04                           10.26     9.94        129       .46         .46        1.60
12/31/03                            9.41    31.24        107       .52         .50        1.67
12/31/02                            7.17   (22.93)        54       .52         .52        1.89
CLASS 2
12/31/06                           11.87    17.42      3,937       .68         .64        1.50
12/31/05                           10.83     7.24      3,029       .70         .66        1.48
12/31/04                           10.20     9.74      2,349       .71         .70        1.37
12/31/03                            9.36    30.73      1,490       .76         .74        1.41
12/31/02                            7.16   (23.07)       426       .77         .77        1.76

Global Growth and Income Fund/7/
--------------------------------------------------------------------------------------------------
CLASS 1
12/31/06                          $10.98    10.49%      $ 45       .72%/6/     .65%/6/    2.10%/6/
CLASS 2
12/31/06                           10.97    10.30        638       .97/6/      .90/6/     1.64/6/

Growth-Income Fund
-------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06                          $42.43    15.51%   $ 3,759       .28%        .25%       1.92%
12/31/05                           38.31     6.08      3,825       .29         .27        1.68
12/31/04                           36.81    10.66      4,213       .31         .30        1.39
12/31/03                           33.61    32.76      4,402       .34         .34        1.45
12/31/02                           25.63   (18.15)     3,741       .35         .35        1.43
CLASS 2
12/31/06                           42.19    15.20     22,688       .53         .50        1.67
12/31/05                           38.12     5.83     17,608       .54         .52        1.44
12/31/04                           36.64    10.37     13,105       .56         .55        1.19
12/31/03                           33.48    32.43      7,824       .59         .59        1.18
12/31/02                           25.52   (18.34)     3,632       .60         .60        1.22
CLASS 3
12/31/06                           42.42    15.30        458       .46         .43        1.74
12/31/05                           38.31     5.88        471       .47         .45        1.50
12/31/04/5/                        36.80     7.18        537       .49/6/      .48/6/     1.24/6/

----
54  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                      Income (loss) from investment operations/2/      Dividends and distributions
                      ------------------------------------------  -------------------------------------

                                      Net gains
            Net asset    Net         (losses) on                  Dividends                    Total     Net asset
             value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period      beginning   income       realized and     investment  investment (from capital      and       end of   Total
ended       of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return

Asset Allocation Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06     $16.56      $.47           $ 1.97          $ 2.44      $(.43)       $(.23)        $(.66)     $18.34    14.96%
12/31/05      15.49       .41             1.05            1.46       (.39)          --          (.39)      16.56     9.45
12/31/04      14.58       .39              .84            1.23       (.32)          --          (.32)      15.49     8.50
12/31/03      12.23       .41             2.29            2.70       (.35)          --          (.35)      14.58    22.14
12/31/02      14.30       .45            (2.19)          (1.74)      (.33)          --          (.33)      12.23   (12.19)
CLASS 2
12/31/06      16.47       .42             1.96            2.38       (.39)        (.23)         (.62)      18.23    14.66
12/31/05      15.42       .37             1.04            1.41       (.36)          --          (.36)      16.47     9.14
12/31/04      14.51       .36              .84            1.20       (.29)          --          (.29)      15.42     8.34
12/31/03      12.18       .37             2.27            2.64       (.31)          --          (.31)      14.51    21.74
12/31/02      14.25       .42            (2.18)          (1.76)      (.31)          --          (.31)      12.18   (12.38)
CLASS 3
12/31/06      16.56       .44             1.97            2.41       (.40)        (.23)         (.63)      18.34    14.75
12/31/05      15.49       .38             1.05            1.43       (.36)          --          (.36)      16.56     9.26
12/31/04/5/   14.85       .36              .58             .94       (.30)          --          (.30)      15.49     6.38

Bond Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06     $11.31      $.63             $.17           $ .80      $(.47)          --         $(.47)     $11.64     7.31%
12/31/05      11.57       .60             (.40)            .20       (.46)          --          (.46)      11.31     1.77
12/31/04      11.34       .56              .10             .66       (.43)          --          (.43)      11.57     6.04
12/31/03      10.41       .57              .78            1.35       (.42)          --          (.42)      11.34    13.07
12/31/02      10.44       .67             (.24)            .43       (.46)          --          (.46)      10.41     4.26
CLASS 2
12/31/06      11.22       .60              .16             .76       (.45)          --          (.45)      11.53     6.99
12/31/05      11.48       .57             (.39)            .18       (.44)          --          (.44)      11.22     1.59
12/31/04      11.27       .53              .09             .62       (.41)          --          (.41)      11.48     5.72
12/31/03      10.36       .53              .78            1.31       (.40)          --          (.40)      11.27    12.80
12/31/02      10.40       .64             (.24)            .40       (.44)          --          (.44)      10.36     4.05

Global Bond Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1/8/
12/31/06     $10.00      $.10             $.15            $.25      $(.07)          --         $(.07)     $10.18     2.52%
CLASS 2/9/
12/31/06      10.00       .06              .18             .24       (.07)          --          (.07)      10.17     1.99

High-Income Bond Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06     $12.41     $ .92           $  .37           $1.29      $(.80)          --        $ (.80)     $12.90    10.89%
12/31/05      12.89       .85             (.55)            .30       (.78)          --          (.78)      12.41     2.46
12/31/04      12.54       .84              .32            1.16       (.81)          --          (.81)      12.89     9.83
12/31/03      10.44       .90             2.12            3.02       (.92)          --          (.92)      12.54    29.79
12/31/02      11.78      1.01            (1.25)           (.24)     (1.10)          --         (1.10)      10.44    (1.51)
CLASS 2
12/31/06      12.32       .89              .36            1.25       (.78)          --          (.78)      12.79    10.59
12/31/05      12.81       .81             (.55)            .26       (.75)          --          (.75)      12.32     2.20
12/31/04      12.47       .81              .32            1.13       (.79)          --          (.79)      12.81     9.59
12/31/03      10.39       .86             2.12            2.98       (.90)          --          (.90)      12.47    29.51
12/31/02      11.74       .97            (1.25)           (.28)     (1.07)          --         (1.07)      10.39    (1.83)
CLASS 3
12/31/06      12.39       .90              .36            1.26       (.77)          --          (.77)      12.88    10.66
12/31/05      12.87       .82             (.55)            .27       (.75)          --          (.75)      12.39     2.25
12/31/04/5/   12.79       .78              .11             .89       (.81)          --          (.81)      12.87     7.52

U.S. Government/AAA-Rated Securities Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06     $11.91      $.55           $ (.10)          $ .45      $(.49)          --         $(.49)     $11.87     3.95%
12/31/05      12.07       .48             (.16)            .32       (.48)          --          (.48)      11.91     2.70
12/31/04      12.24       .45             (.03)            .42       (.59)          --          (.59)      12.07     3.58
12/31/03      12.37       .46             (.15)            .31       (.44)          --          (.44)      12.24     2.51
12/31/02      11.87       .54              .55            1.09       (.59)          --          (.59)      12.37     9.45
CLASS 2
12/31/06      11.83       .51             (.09)            .42       (.46)          --          (.46)      11.79     3.75
12/31/05      12.00       .45             (.16)            .29       (.46)          --          (.46)      11.83     2.41
12/31/04      12.17       .41             (.03)            .38       (.55)          --          (.55)      12.00     3.30
12/31/03      12.31       .42             (.14)            .28       (.42)          --          (.42)      12.17     2.28
12/31/02      11.83       .50              .55            1.05       (.57)          --          (.57)      12.31     9.15
CLASS 3
12/31/06      11.89       .52             (.09)            .43       (.46)          --          (.46)      11.86     3.80
12/31/05      12.05       .46             (.16)            .30       (.46)          --          (.46)      11.89     2.50
12/31/04/5/   12.34       .41             (.11)            .30       (.59)          --          (.59)      12.05     2.58

                         Ratio of   Ratio of   Ratio of
                         expenses   expenses     net
            Net assets, to average to average   income
              end of    net assets net assets (loss) to
Period      period (in    before     after     average
ended        millions)    waiver   waiver/3/  net assets

Asset Allocation Fund
-------------------------------------------------------------------------------
CLASS 1
12/31/06      $1,079       .33%       .30%       2.67%
12/31/05         879       .35        .32        2.57
12/31/04         899       .38        .37        2.64
12/31/03         911       .42        .42        3.12
12/31/02         797       .45        .45        3.31
CLASS 2
12/31/06       6,362       .58        .55        2.42
12/31/05       5,120       .60        .57        2.31
12/31/04       3,797       .62        .62        2.42
12/31/03       2,314       .67        .67        2.81
12/31/02       1,056       .70        .70        3.11
CLASS 3
12/31/06          76       .51        .48        2.49
12/31/05          76       .53        .50        2.39
12/31/04/5/       81       .55/6/     .55/6/     2.50/6/

Bond Fund
-------------------------------------------------------------------------------
CLASS 1
12/31/06      $  230       .43%       .39%       5.54%
12/31/05         182       .44        .40        5.30
12/31/04         195       .45        .44        4.94
12/31/03         213       .47        .47        5.19
12/31/02         218       .49        .49        6.60
CLASS 2
12/31/06       3,374       .68        .64        5.29
12/31/05       2,312       .69        .65        5.06
12/31/04       1,759       .70        .69        4.68
12/31/03       1,280       .72        .72        4.88
12/31/02         697       .74        .74        6.34

Global Bond Fund
-------------------------------------------------------------------------------
CLASS 1/8/
12/31/06         $12       .15%       .13%       1.00%
CLASS 2/9/
12/31/06          15       .13        .12         .60

High-Income Bond Fund
-------------------------------------------------------------------------------
CLASS 1
12/31/06        $293       .49%       .45%       7.36%
12/31/05         309       .50        .46        6.76
12/31/04         364       .50        .50        6.74
12/31/03         411       .51        .51        7.74
12/31/02         335       .52        .52        9.55
CLASS 2
12/31/06         832       .74        .70        7.12
12/31/05         590       .75        .71        6.55
12/31/04         444       .75        .74        6.48
12/31/03         319       .76        .76        7.41
12/31/02         183       .77        .77        9.28
CLASS 3
12/31/06          34       .67        .63        7.19
12/31/05          37       .68        .64        6.58
12/31/04/5/       46       .68/6/     .68/6/     6.57/6/

U.S. Government/AAA-Rated Securities Fund
--------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06       $ 218       .47%       .42%       4.64%
12/31/05         252       .47        .43        3.99
12/31/04         286       .47        .46        3.68
12/31/03         373       .46        .46        3.71
12/31/02         517       .47        .47        4.45
CLASS 2
12/31/06         402       .72        .67        4.40
12/31/05         341       .72        .68        3.75
12/31/04         285       .72        .71        3.42
12/31/03         273       .71        .71        3.43
12/31/02         288       .72        .72        4.14
CLASS 3
12/31/06          32       .65        .60        4.45
12/31/05          39       .65        .61        3.81
12/31/04/5/       43       .65/6/     .65/6/     3.51/6/

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 55
                                                                             ---


                      Income (loss) from investment operations/2/      Dividends and distributions
                      ------------------------------------------- -------------------------------------

                                      Net gains
            Net asset    Net         (losses) on                  Dividends                    Total     Net asset
             value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period      beginning   income       realized and     investment  investment (from capital      and       end of   Total
ended       of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return

Cash Management Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06     $11.31      $.54             --/4/          $.54       $(.23)        --           $(.23)     $11.62    4.81%
12/31/05      11.09       .33             --/4/           .33        (.11)        --            (.11)      11.31    2.97
12/31/04      11.07       .11             --/4/           .11        (.09)        --            (.09)      11.09     .96
12/31/03      11.17       .07             --/4/           .07        (.17)        --            (.17)      11.07     .67
12/31/02      11.41       .14             --/4/           .14        (.38)        --            (.38)      11.17    1.24
CLASS 2
12/31/06      11.26       .51             --/4/           .51        (.21)        --            (.21)      11.56    4.59
12/31/05      11.05       .30             --/4/           .30        (.09)        --            (.09)      11.26    2.68
12/31/04      11.03       .08             --/4/           .08        (.06)        --            (.06)      11.05     .70
12/31/03      11.12       .05             --/4/           .05        (.14)        --            (.14)      11.03     .47
12/31/02      11.37       .11             --/4/           .11        (.36)        --            (.36)      11.12    1.00
CLASS 3
12/31/06      11.29       .52             --/4/           .52        (.21)        --            (.21)      11.60    4.64
12/31/05      11.07       .30             --/4/           .30        (.08)        --            (.08)      11.29    2.74
12/31/04/5/   11.07       .09             --/4/           .09        (.09)        --            (.09)      11.07     .78

                         Ratio of   Ratio of   Ratio of
                         expenses   expenses     net
            Net assets, to average to average   income
              end of    net assets net assets (loss) to
Period      period (in    before     after     average
ended        millions)    waiver   waiver/3/  net assets

Cash Management Fund
--------------------------------------------------------------------------------------------------
CLASS 1
12/31/06       $ 98        .33%       .30%       4.74%
12/31/05         75        .33        .30        2.91
12/31/04         78        .37        .36         .96
12/31/03        103        .47        .47         .68
12/31/02        203        .46        .46        1.25
CLASS 2
12/31/06        282        .58        .55        4.52
12/31/05        153        .58        .55        2.71
12/31/04        110        .61        .61         .76
12/31/03         99        .72        .72         .42
12/31/02        133        .71        .71        1.00
CLASS 3
12/31/06         18        .51        .48        4.53
12/31/05         16        .51        .48        2.70
12/31/04/5/      20        .54/6/     .54/6/      .80/6/

                                                     Year ended December 31
                                                  ----------------------------
Portfolio turnover rate for all classes of shares 2006  2005  2004  2003  2002
------------------------------------------------- ----  ----  ----  ----  ----

    Global Discovery Fund                           31%   53%   28%   30%   25%
    Global Growth Fund                              31    26    24    27    30
    Global Small Capitalization Fund                50    47    49    51    66
    Growth Fund                                     35    29    30    34    34
    International Fund                              29    40    37    40    30
    New World Fund                                  32    26    18    19    22
    Blue Chip Income and Growth Fund                21    33    13    12     8
    Global Growth and Income Fund/7/                 8    --    --    --    --
    Growth-Income Fund                              25    20    21    21    26
    Asset Allocation Fund                           38    23    20    20    25
    Bond Fund                                       57    46    34    20    29
    Global Bond Fund/8/                              7    --    --    --    --
    High-Income Bond Fund                           35    35    38    48    45
    U.S. Government/AAA-Rated Securities Fund       76    86    68    63    53
    Cash Management Fund                            --    --    --    --    --

/1/Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/Based on average shares outstanding.

/3/The ratios in this column reflect the impact, if any, of certain waivers by
   Capital Research and Management Company. During some of the periods shown,
   Capital Research and Management Company reduced fees for investment advisory services for all share classes.

/4/Amount less than $.01.

/5/From January 16, 2004, when Class 3 shares were first issued.

/6/Annualized.

/7/From May 1, 2006, commencement of operations.

/8/From October 4, 2006, commencement of operations.

/9/From November 6, 2006, when Class 2 shares were first issued.

----
56  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


[LOGO] American Funds(R)              The right choice for the long term(R)

OTHER FUND INFORMATION

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series' investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS
The current SAI, as amended from time to time, contains more detailed information on all aspects of the Series, including the funds' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the
Series' investment adviser and its affiliated companies.

The current SAI and the codes of ethics are on file with the Securities and
Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

Because you cannot purchase shares of the Series directly, the Series does not maintain an Internet website. However, the current SAI and annual/semi-annual reports to shareholders may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at 800/421-4120 or writing to the Secretary at 333 South Hope Street, Los Angeles, California
90071.

Printed on recycled paper  Litho in USA  Investment Company File No. 811-3857

The Capital Group Companies
American Funds      Capital Research and Management      Capital International
Capital Guardian      Capital Bank and Trust


[LOGO] American Funds(R)              The right choice for the long term(R)

American Funds
Insurance Series(R)

Prospectus

Class 2 shares

May 1, 2007

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT
DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


American Funds Insurance Series (the "Series") consists of 15 funds, each representing a separate fully managed diversified portfolio of securities. The
15 funds are:

   Global Discovery Fund
   Global Growth Fund
   Global Small Capitalization Fund
   Growth Fund
   International Fund
   New World Fund
   Blue Chip Income and Growth Fund
   Global Growth and Income Fund
   Growth-Income Fund
   Asset Allocation Fund
   Bond Fund
   Global Bond Fund
   High-Income Bond Fund
   U.S. Government/AAA-Rated Securities Fund
   Cash Management Fund

Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable insurance policies (the "contracts"). Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

The Series offers three classes of fund shares: Class 1, Class 2 and Class 3 shares. This prospectus offers only Class 2 shares and is for use with the contracts that make Class 2 shares available. The board of trustees may establish additional funds and classes in the future. The investment objective(s) and policies of each fund are discussed below. MORE INFORMATION ON
THE FUNDS IS CONTAINED IN THE SERIES' STATEMENT OF ADDITIONAL INFORMATION.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 1
                                                                             ---


GLOBAL DISCOVERY FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies in the services and information areas of the global economy. The fund may invest up to 25% of its assets in companies outside the services and information areas. Companies in the services and information areas include, for example, those involved in the fields of telecommunications, computer systems and software, the Internet, broadcasting and publishing, health care, advertising, leisure, tourism, financial services, distribution and transportation. Providing you with current income is a secondary consideration. The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world.
Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Because the fund generally invests in securities of issuers in the services and information areas, it may be more susceptible to factors adversely affecting these issuers than funds that do not focus on these areas. The fund also may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
2   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS GLOBAL DISCOVERY FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

         2002        2003        2004         2005         2006
         ----        ----        ----         ----         ----
       -21.67%      37.11%      10.43%       10.80%       17.41%

The fund's highest/lowest quarterly results during the time period were:

HIGHEST  18.31% (quarter ended June 30, 2003)
LOWEST  -17.62% (quarter ended September 30, 2002)

For periods ended December 31, 2006:

                                               LIPPER MULTI-CAP GLOBAL SERVICE
                                                 GROWTH FUNDS   AND INFORMATION
AVERAGE ANNUAL TOTAL RETURNS  FUND  S&P 500/1/     INDEX/2/        INDEX/3/
-------------------------------------------------------------------------------

        1 year               17.41%  15.78%         9.21%           17.32%
-------------------------------------------------------------------------------
        5 years                9.06    6.19          4.73             7.74
-------------------------------------------------------------------------------
        Lifetime/4/            6.86    4.60          2.31             5.33

/1/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Multi-Cap Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite
   1500 Index. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Global Service and Information Index is a subset of the unmanaged MSCI(R)
   World Index, which is a market capitalization-weighted index that measures the returns of companies in 23 developed countries. This subset is 70%
   U.S.-weighted and consists specifically of companies in the service and information industries that together represent approximately 60% of the MSCI
   World Index. In 2006, the index began to include three additional industries: biotechnology, pharmaceuticals, and health care equipment and supplies. The index is compiled by the fund's investment adviser, Capital
   Research and Management Company, is unmanaged, and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/4/Lifetime results are from July 5, 2001, the date the fund began investment operations.

                                                                             ---
          GLOBAL DISCOVERY FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 3
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees*                                      0.58%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.25
------------------------------------------------------------------------
            Other expenses                                         0.04
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.87

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 2  $89    $278    $482    $1,073

----
4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS GLOBAL DISCOVERY FUND
----


GLOBAL GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
             GLOBAL GROWTH FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 5
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

 1998    1999     2000     2001     2002     2003     2004     2005    2006
 ----    ----     ----     ----     ----     ----     ----     ----    ----
28.75%  69.67%  -18.87%  -14.22%  -14.64%   35.27%   13.49%   14.07%  20.43%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  41.03% (quarter ended December 31, 1999)
LOWEST  -20.43% (quarter ended September 30, 2001)

For periods ended December 31, 2006:

                                     MSCI       LIPPER
                                     WORLD   GLOBAL FUNDS
AVERAGE ANNUAL TOTAL RETURNS  FUND  INDEX/1/   INDEX/2/
---------------------------------------------------------

        1 year               20.43% 20.65%      19.30%
---------------------------------------------------------
        5 years               12.48  10.49       10.38
---------------------------------------------------------
        Lifetime/3/           11.89   7.97        8.20

/1/MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The index consists of 23 developed market country indexes, including the United
   States. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United
   States and may own U.S. securities, as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Lifetime results are from April 30, 1997, the date the fund began investment operations.

----
6   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS GLOBAL GROWTH FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees*                                      0.55%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.25
------------------------------------------------------------------------
            Other expenses                                         0.03
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.83

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 2  $85    $265    $460    $1,025

                                                                             ---
             GLOBAL GROWTH FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 7
                                                                             ---


GLOBAL SMALL CAPITALIZATION FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world. Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase. However, the fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. This policy is subject to change only upon 60 days'
notice to shareholders. The investment adviser currently defines "small market capitalization" companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS GLOBAL SMALL CAPITALIZATION FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

 1999     2000      2001        2002      2003      2004      2005      2006
 ----     ----      ----        ----      ----      ----      ----      ----
91.37%   -16.53%   -12.85%    -19.05%    53.53%    20.88%    25.35%    24.05%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  28.90% (quarter ended December 31, 1999)
LOWEST  -28.24% (quarter ended September 30, 2001)

For periods ended December 31, 2006:

                                                  LIPPER GLOBAL
                                    S&P/CITIGROUP   SMALL-CAP
                                    GLOBAL/WORLD      FUNDS
AVERAGE ANNUAL TOTAL RETURNS  FUND   INDEXES/1/    AVERAGE/2/
---------------------------------------------------------------

        1 year               24.05%    21.24%        20.48%
---------------------------------------------------------------
        5 years               18.49     19.46         14.06
---------------------------------------------------------------
        Lifetime/3/           14.89     10.72          9.54

/1/S&P/Citigroup Global/World Indexes reflect a combination of two
   S&P/Citigroup Global indexes and two S&P/Citigroup World indexes that corresponds to the market capitalization ranges used by the fund during comparable periods. The S&P/Citigroup Global indexes, which track more than
   8,000 publicly traded stocks around the world with market capitalizations less than $3 billion and less than $2 billion, were used from May 2006 to the present and May 2004 to April 2006, respectively. This index better reflects the fund's investments in developing countries during this period.
   The S&P/Citigroup World indexes, which only include stocks in developed countries and reflect market capitalizations of less than $1.5 billion and less than $1.2 billion, were used from 2000 to April 2004 and from 1998 to
   1999, respectively. These indexes are unmanaged and include reinvested dividends and/or distributions, but do not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Global Small-Cap Funds Average is composed of funds that invest at least 25% of their portfolios in securities with primary trading markets outside the United States, and that limit at least 65% of their investments to companies with market capitalizations of less than $1 billion at the time of purchase. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Lifetime results are from April 30, 1998, the date the fund began investment operations.

                                                                              ---
GLOBAL SMALL CAPITALIZATION FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 9
                                                                              ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees*                                      0.72%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.25
------------------------------------------------------------------------
            Other expenses                                         0.05
------------------------------------------------------------------------
            Total annual fund operating expenses*                  1.02

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 2  $104   $325    $563    $1,248

----
10  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS GLOBAL SMALL CAPITALIZATION FUND
----


GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. In seeking to pursue its investment objective, the fund may invest in the securities of issuers representing a broad range of market capitalizations.
The fund may invest up to 15% of its assets in securities of issuers that are domiciled outside the United States and Canada. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                    GROWTH FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 11
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1997    1998    1999   2000    2001     2002    2003    2004    2005    2006
------  ------  ------  -----  ------  -------  ------  ------  ------  -----
29.79%  35.23%  57.27%  4.47%  -18.15% -24.46%  36.80%  12.50%  16.19%  10.22%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  30.71% (quarter ended December 31, 1999)
LOWEST  -27.17% (quarter ended September 30, 2001)

For periods ended December 31, 2006:

                                               LIPPER CAPITAL
                                                APPRECIATION  LIPPER GROWTH
AVERAGE ANNUAL TOTAL RETURNS  FUND  S&P 500/1/ FUNDS INDEX/2/ FUNDS INDEX/3/
----------------------------------------------------------------------------

        1 year               10.22%  15.78%        10.53%        10.28%
----------------------------------------------------------------------------
        5 years                8.29    6.19          5.78          4.66
----------------------------------------------------------------------------
        10 years              13.39    8.42          6.86          6.57
----------------------------------------------------------------------------
        Lifetime/4/           14.45   12.96         10.50         10.68

/1/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Lipper Growth Funds Index is an equally weighted index of growth funds.
   These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/4/Lifetime results are from February 8, 1984, the date the fund began investment operations.

----
12  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS GROWTH FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees*                                      0.32%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.25
------------------------------------------------------------------------
            Other expenses                                         0.02
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.59

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 2  $60    $189    $329     $738

                                                                             ---
                    GROWTH FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 13
                                                                             ---


INTERNATIONAL FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
14  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS INTERNATIONAL FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

1997   1998    1999    2000     2001    2002     2003    2004    2005   2006
----- ------  ------  -------  ------  -------  ------  ------  -----  -----
8.82% 20.93%  75.97%  -22.06%  -19.89% -14.84%  34.85%  19.32%  21.50% 18.98%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  42.33% (quarter ended December 31, 1999)
LOWEST  -19.66% (quarter ended September 30, 2002)

For periods ended December 31, 2006:

                                             MSCI ALL
                                             COUNTRY
                                     MSCI     WORLD       LIPPER
                                     EAFE     INDEX    INTERNATIONAL
AVERAGE ANNUAL TOTAL RETURNS  FUND  INDEX/1/ EX-USA/2/ FUNDS INDEX/3/
---------------------------------------------------------------------

        1 year               18.98% 26.86%    27.16%      25.89%
---------------------------------------------------------------------
        5 years               14.65  15.43     16.87       15.14
---------------------------------------------------------------------
        10 years              11.09   8.06      8.59        8.77
---------------------------------------------------------------------
        Lifetime/4/           10.64   7.85      8.28        8.85

/1/MSCI EAFE(R) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States and Canada. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/MSCI All Country World Index ex-USA is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States.
   The index consists of 47 developed and emerging market country indexes. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/3/Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the
   United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/4/Lifetime results are from May 1, 1990, the date the fund began investment operations.

                                                                             ---
             INTERNATIONAL FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 15
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees*                                      0.50%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.25
------------------------------------------------------------------------
            Other expenses                                         0.04
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.79

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 2  $81    $252    $439     $978

----
16  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS INTERNATIONAL FUND
----


NEW WORLD FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries. The fund is designed for investors seeking capital appreciation.
Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund will consider such factors as the country's per capita gross domestic product; the percentage of the country's economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.
The fund's investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina,
Brazil, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic,
Egypt, Hungary, India, Israel, Jordan, Lebanon, Malaysia, Mexico, Morocco,
Oman, Panama, Peru, Philippines, Poland, Russian Federation, South Africa,
Thailand, Turkey and Venezuela.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

The values of most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

                                                                             ---
                 NEW WORLD FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 17
                                                                             ---


Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
18  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS NEW WORLD FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                       [CHART]

    2000     2001     2002     2003    2004     2005       2006
   ------   ------   ------   ------   -----   ------     ------
  -12.70%   -4.19%   -5.66%   39.18%   18.80%   20.74%     32.59%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  15.47% (quarter ended June 30, 2003)
LOWEST  -16.07% (quarter ended September 30, 2001)

For periods ended December 31, 2006:

                                        MSCI
                                     ALL COUNTRY
AVERAGE ANNUAL TOTAL RETURNS  FUND  WORLD INDEX/1/
--------------------------------------------------

        1 year               32.59%    21.53%
--------------------------------------------------
        5 years               20.08     11.31
--------------------------------------------------
        Lifetime/2/           12.75      4.84

/1/MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 48 developed and emerging market country indexes. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lifetime results are from June 17, 1999, the date the fund began investment operations.

                                                                             ---
                 NEW WORLD FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 19
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees*                                      0.81%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.25
------------------------------------------------------------------------
            Other expenses                                         0.07
------------------------------------------------------------------------
            Total annual fund operating expenses*                  1.13

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 2  $115   $359    $622    $1,375

----
20  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS NEW WORLD FUND
----


BLUE CHIP INCOME AND GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on Standard & Poor's 500
Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in common stocks of larger, more established companies based in the United States, with market capitalizations of $4 billion and above. The fund may also invest up to 10% of its assets in equity securities of larger, non-U.S. companies, so long as they are listed or traded in the United States. The fund will invest, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                              ---
BLUE CHIP INCOME AND GROWTH FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 21
                                                                              ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

    2002         2003        2004         2005          2006
   -------      -------     ------       ------        ------
   -23.07%      30.73%       9.74%        7.24%         17.42%

The fund's highest/lowest quarterly results during the time period were:

HIGHEST  17.08% (quarter ended June 30, 2003)
LOWEST  -20.50% (quarter ended September 30, 2002)

For periods ended December 31, 2006:

                                               LIPPER GROWTH
                                                AND INCOME
AVERAGE ANNUAL TOTAL RETURNS  FUND  S&P 500/1/ FUNDS INDEX/2/
-------------------------------------------------------------

        1 year               17.42%  15.78%       15.57%
-------------------------------------------------------------
        5 years                6.80    6.19         7.59
-------------------------------------------------------------
        Lifetime/3/            5.11    4.60         6.02

/1/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Growth and Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions but do not reflect sales charges or taxes.

/3/Lifetime results are from July 5, 2001, the date the fund began investment operations.

----
22  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS BLUE CHIP INCOME AND GROWTH FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees*                                      0.42%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.25
------------------------------------------------------------------------
            Other expenses                                         0.01
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.68

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 2  $69    $218    $379     $847

                                                                              ---
BLUE CHIP INCOME AND GROWTH FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 23
                                                                              ---


GLOBAL GROWTH AND INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of well-established companies located around the world.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
24  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS GLOBAL GROWTH AND INCOME FUND
----


INVESTMENT RESULTS

Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

For period ended December 31, 2006:

                                 MSCI
                                  ALL
                                COUNTRY   MSCI
                                 WORLD    WORLD
CUMULATIVE TOTAL RETURNS  FUND  INDEX/1/ INDEX/2/
-------------------------------------------------

      Lifetime/3/        10.30%  9.61%    9.52%

/1/MSCI All Country World Index is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 48 developed and emerging market country indexes. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The index consists of 23 developed market country indexes, including the United
   States. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/3/Lifetime results are from May 1, 2006, the date the fund began investment operations.

                                                                             ---
  GLOBAL GROWTH AND INCOME FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 25
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)* CLASS 2
-------------------------------------------------------------------------

            Management fees+                                       0.69%
-------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees                0.25
-------------------------------------------------------------------------
            Other expenses                                          0.03
-------------------------------------------------------------------------
            Total annual fund operating expenses+                   0.97

*Annualized. The fund commenced operations on May 1, 2006.

+The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS
----------------------

Class 2  $99    $309

----
26  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS GLOBAL GROWTH AND INCOME FUND
----


GROWTH-INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard &
Poor's 500 Composite Index. The fund is designed for investors seeking both capital appreciation and income.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
             GROWTH-INCOME FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 27
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1997    1998    1999   2000   2001    2002    2003    2004    2005    2006
------  ------  ------  -----  -----  ------  ------  ------  -----   -----
25.53%  18.09%  11.20%  7.95%  2.56%  -18.34%  32.43%  10.37%  5.83%   15.20%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  18.85%  (quarter ended December 31, 1998)
LOWEST  -18.70%  (quarter ended September 30, 2002)

For periods ended December 31, 2006:

                                               LIPPER GROWTH
                                                AND INCOME
AVERAGE ANNUAL TOTAL RETURNS  FUND  S&P 500/1/ FUNDS INDEX/2/
-------------------------------------------------------------

        1 year               15.20%  15.78%       15.57%
-------------------------------------------------------------
        5 years                7.79    6.19         7.59
-------------------------------------------------------------
        10 years              10.26    8.42         8.01
-------------------------------------------------------------
        Lifetime/3/           12.86   12.96        11.60

/1/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Growth and Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions but do not reflect sales charges or taxes.

/3/Lifetime results are from February 8, 1984, the date the fund began investment operations.

----
28  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS GROWTH-INCOME FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees*                                      0.27%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.25
------------------------------------------------------------------------
            Other expenses                                         0.01
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.53

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 2  $54    $170    $296     $665

                                                                             ---
             GROWTH-INCOME FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 29
                                                                             ---


ASSET ALLOCATION FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not included in Standard & Poor's 500
Composite Index, and up to 5% of its assets in debt securities of non-U.S.
issuers. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba or below by Moody's Investors Service and BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds."

In seeking to pursue its investment objective, the fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2006, the fund was approximately 69% invested in equity securities, 20% invested in debt securities and 11% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund will vary with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities. The fund is designed for investors seeking above-average total return.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Securities held by the fund may also be affected by changing market interest rates and by changes in effective maturities and credit ratings. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
30  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS ASSET ALLOCATION FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the funds results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1997    1998   1999   2000   2001    2002    2003    2004    2005     2006
------  ------  -----  -----  -----  -------  ------  -----   -----    -----
20.15%  12.94%  6.92%  4.40%  0.52%  -12.38%  21.74%  8.34%   9.14%    14.66%

The fund's highest/lowest quarterly results during this time period were:

              HIGHEST  12.15% (quarter ended June 30, 2003)
              LOWEST  -12.34% (quarter ended September 30, 2002)

For periods ended December 31, 2006:

                                       CITIGROUP BROAD
                                         INVESTMENT-         LEHMAN
AVERAGE ANNUAL                           GRADE (BIG)   BROTHERS AGGREGATE
TOTAL RETURNS         FUND  S&P 500/1/  BOND INDEX/2/    BOND INDEX/3/
-------------------------------------------------------------------------

1 year               14.66%  15.78%         4.33%            4.33%
-------------------------------------------------------------------------
5 years                7.66    6.19          5.10             5.06
-------------------------------------------------------------------------
10 years               8.21    8.42          6.26             6.24
-------------------------------------------------------------------------
Lifetime/4/            9.40   10.84          7.21             7.15

/1/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/3/Lehman Brothers Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/4/Lifetime results are from August 1, 1989, the date the fund began investment operations.

                                                                             ---
          ASSET ALLOCATION FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 31
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees*                                      0.32%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.25
------------------------------------------------------------------------
            Other expenses                                         0.01
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.58

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 2  $59    $186    $324     $726

----
32  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS ASSET ALLOCATION FUND
----


BOND FUND

RISK/RETURN SUMMARY

The fund seeks to maximize your level of current income and preserve your capital. Normally, the fund invests at least 80% of its assets in bonds. This policy is subject to change only upon 60 days' notice to shareholders. The fund will invest at least 65% of its assets in investment-grade debt securities
(including cash and cash equivalents) and may invest up to 35% of its assets in bonds rated Ba or below by Moody's Investors Service and BB or below by
Standard & Poor's Corporation or unrated but determined to be of equivalent quality. Such securities are sometimes referred to as "junk bonds." The fund may invest in bonds of issuers domiciled outside the United States. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to debt securities. The value of convertible preferred stocks varies in response to many factors, including, for example, the value of the underlying equity securities, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                      BOND FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 33
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

  1997    1998     1999    2000    2001   2002   2003    2004   2005     2006
  ----    ----     -----   ----    ----   ----   -----   ----   ----     ----
  9.88%   4.11%    2.55%   4.99%   8.15%  4.05%  12.80%  5.72%  1.59%    6.99%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  5.07% (quarter ended December 31, 2002)
LOWEST  -1.77% (quarter ended September 30, 1998)

For periods ended December 31, 2006:

                                    CITIGROUP BROAD          LEHMAN
                                    INVESTMENT-GRADE   BROTHERS AGGREGATE
AVERAGE ANNUAL TOTAL RETURNS FUND  (BIG) BOND INDEX/1/   BOND INDEX/2/
-------------------------------------------------------------------------

        1 year               6.99%       4.33%               4.33%
-------------------------------------------------------------------------
        5 years               6.16        5.10                5.06
-------------------------------------------------------------------------
        10 years              6.03        6.26                6.24
-------------------------------------------------------------------------
        Lifetime/3/           5.99        6.02                6.00

/1/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lehman Brothers Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/3/Lifetime results are from January 2, 1996, the date the fund began investment operations.

----
34  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS BOND FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees*                                      0.42%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.25
------------------------------------------------------------------------
            Other expenses                                         0.01
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.68

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                            1 YEAR 3 YEARS 5 YEARS 10 YEARS
                    ---------------------------------------

                    Class 2  $69    $218    $379     $847

                                                                             ---
                      BOND FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 35
                                                                             ---


GLOBAL BOND FUND

RISK/RETURN SUMMARY

The fund seeks to provide you, over the long term, with a high level of total return as is consistent with prudent management, by investing primarily in investment grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars. The fund may also invest in lower quality, higher yielding debt securities. Such securities are sometimes referred to as "junk bonds." The total return of the fund will be the result of interest income, changes in the market value of the fund's investments and changes in the value of other currencies relative to the U.S.
dollar.

The fund is designed for investors seeking returns through a portfolio of bonds issued by entities based around the world. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates-and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fall to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities.

The values of and the income generated by most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value of the fund's securities denominated in such currencies would generally depreciate and vice versa. U.S.
dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
36  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS GLOBAL BOND FUND
----


INVESTMENT RESULTS

Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower.

For period ended December 31, 2006:

                               LEHMAN BROTHERS
                               GLOBAL AGGREGATE
CUMULATIVE TOTAL RETURNS FUND   BOND INDEX/1/
-----------------------------------------------

      Lifetime/2/        2.38%      1.80%

/1/Lehman Brothers Global Aggregate Bond Index represents the global investment-grade fixed-rate bond markets. This index is unmanaged and reflects reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lifetime results are from October 4, 2006, the date the fund began investment operations.

                                                                             ---
               GLOBAL BOND FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 37
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)* CLASS 2
-------------------------------------------------------------------------

            Management fees+                                       0.57%
-------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees                0.25
-------------------------------------------------------------------------
            Other expenses                                          0.04
-------------------------------------------------------------------------
            Total annual fund operating expenses+                   0.86

*Based on estimated amounts for the current fiscal year. Class 2 shares were first issued on November 6, 2006.

+The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS
----------------------

Class 2  $88    $274

----
38  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS GLOBAL BOND FUND
----


HIGH-INCOME BOND FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation by investing at least 65% of its assets in higher yielding and generally lower quality debt securities (rated Ba or below by Moody's Investors Service or BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds." The fund may also invest up to 25% of its assets in securities of non-U.S. issuers. Normally, the fund invests at least 80% of its assets in bonds. This policy is subject to change only upon 60 days' notice to shareholders. The fund may also invest up to 20% of its assets in equity securities that provide an opportunity for capital appreciation. The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.
The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
          HIGH-INCOME BOND FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 39
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

1997    1998   1999    2000   2001    2002    2003    2004    2005    2006
------  -----  -----  ------  -----  ------  ------   -----   -----   -----
12.08%  0.27%  5.53%  -3.31%  7.73%  -1.83%  29.51%   9.59%   2.20%   10.59%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST 10.65% (quarter ended December 31, 2002)
LOWEST  -9.10% (quarter ended June 30, 2002)

For periods ended December 31, 2006:

                                                                         LIPPER
                                    CREDIT SUISSE  CITIGROUP BROAD    HIGH CURRENT
                                     HIGH YIELD    INVESTMENT-GRADE    YIELD BOND
AVERAGE ANNUAL TOTAL RETURNS  FUND    INDEX/1/    (BIG) BOND INDEX/2/ FUNDS INDEX/3/
------------------------------------------------------------------------------------

        1 year               10.59%    11.92%           4.33%            10.17%
------------------------------------------------------------------------------------
        5 years                9.51     11.07            5.10              9.08
------------------------------------------------------------------------------------
        10 years               6.88      7.09            6.26              5.04
------------------------------------------------------------------------------------
        Lifetime/4/           10.08     N/A              8.60              8.11

/1/Credit Suisse High Yield Index is designed to mirror the investible universe of the U.S. dollar-denominated high-yield debt market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. This index was not in existence on the date the fund began investment operations;
   therefore, lifetime results are not shown.

/2/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/3/Lipper High Current Yield Bond Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/4/Lifetime results are from February 8, 1984, the date the fund began investment operations.

----
40  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS HIGH-INCOME BOND FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees*                                      0.48%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.25
------------------------------------------------------------------------
            Other expenses                                         0.01
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.74

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 2  $76    $237    $411     $918

                                                                             ---
          HIGH-INCOME BOND FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 41
                                                                             ---


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income, as well as to preserve your investment. Normally, the fund will invest at least 80% of its assets in securities that are guaranteed by the "full faith and credit" pledge of the U.S. government or debt securities that are rated Aaa by Moody's
Investors Service or AAA by Standard & Poor's Corporation or unrated but determined to be of equivalent quality. This policy is subject to change only upon 60 days' notice to shareholders. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in securities backed by pools of mortgages. Certain of these securities may not be backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer. Such securities may include mortgage-backed securities issued by the Federal National Mortgage Association ("Fannie Mae") and the
Federal Home Loan Mortgage Corporation (/"/Freddie Mac") and are neither issued nor guaranteed by the U.S. Treasury.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and prepayment risk. For example, as with other debt securities, the value of U.S. government securities generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest but may be subject to greater price fluctuations than shorter maturity securities.

A security backed by the U.S. Treasury or the full faith and credit of the
United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities will fluctuate.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
42  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                     [CHART]

1997   1998    1999    2000   2001   2002    2003   2004    2005     2006
-----  -----  ------  ------  -----  -----   -----  -----   -----    -----
8.21%  7.93%  -0.78%  11.39%  7.02%  9.15%   2.28%  3.30%   2.41%    3.75%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  4.58% (quarter ended September 30, 2001)
LOWEST  -1.73% (quarter ended June 30, 2004)

For periods ended December 31, 2006:

                                   CITIGROUP    LIPPER
                                   TREASURY/   GENERAL
                                     GOVT.       U.S.
                                   SPONSORED/ GOVERNMENT
                                    MORTGAGE    FUNDS
AVERAGE ANNUAL TOTAL RETURNS FUND   INDEX/1/  AVERAGE/2/ CPI/3/
---------------------------------------------------------------

        1 year               3.75%   4.26%      2.71%    2.54%
---------------------------------------------------------------
        5 years               4.15    4.78       3.85     2.69
---------------------------------------------------------------
        10 years              5.40    6.10       5.10     2.44
---------------------------------------------------------------
        Lifetime/4/           6.70    7.71       6.55     2.97

/1/Citigroup Treasury/Government Sponsored/Mortgage Index (formerly Salomon
   Smith Barney Treasury/Government Sponsored/Mortgage Index) is a
   market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and GNMAs. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper General U.S. Government Funds Average is comprised of funds that invest at least 65% of their assets in U.S. government and agency issues.
   The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.

/3/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/4/Lifetime results are from December 2, 1985, the date the fund began investment operations.

                                                                                       ---
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 43
                                                                                       ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees*                                      0.46%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.25
------------------------------------------------------------------------
            Other expenses                                         0.01
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.72

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 2  $74    $230    $401     $894

----
44  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
----


CASH MANAGEMENT FUND

RISK/RETURN SUMMARY

The fund seeks to provide you an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity. Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by non-U.S. or Canadian entities or in securities with credit and liquidity support features provided by non-U.S. or Canadian entities. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S.
issuers with substantial operations outside the United States may also be subject to similar risks.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

The fund is not managed to maintain a stable net asset value of $1 per share.

                                                                             ---
           CASH MANAGEMENT FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 45
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year as well as average annual total returns for various periods.
This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 2 shares were first offered on April 30, 1997. Results prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .25% annual expense that applies to Class 2 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

1997    1998    1999     2000    2001    2002    2003    2004    2005   2006
----    ----    ----     ----    ----    ----    ----    ----    ----   ----
4.92%   4.90%   4.47%    5.83%   3.43%   1.00%   0.47%   0.70%   2.68%  4.59%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST 1.51% (quarter ended September 30, 2000)
LOWEST  0.06% (quarter ended June 30, 2004)

For periods ended December 31, 2006:

AVERAGE ANNUAL TOTAL RETURNS FUND
----------------------------------

         1 year              4.59%
----------------------------------
         5 years              1.88
----------------------------------
         10 years             3.28
----------------------------------
         Lifetime*            4.61

*Lifetime results are from February 8, 1984, the date the fund began investment operations.

----
46  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS CASH MANAGEMENT FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 2
------------------------------------------------------------------------

            Management fees*                                      0.32%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.25
------------------------------------------------------------------------
            Other expenses                                         0.01
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.58

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

        1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------

Class 2  $59    $186    $324     $726

                                                                             ---
           CASH MANAGEMENT FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 47
                                                                             ---


CASH POSITION

The funds may also hold cash or money market instruments, the amount of which will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, a fund may hold all, or a significant portion, of its assets in such securities.
A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices; conversely, it could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and
Management Company is a wholly owned subsidiary of The Capital Group Companies,
Inc. and is located at 333 South Hope Street, Los Angeles, California 90071,
and 135 South State College Boulevard, Brea, California 92821. Capital Research
and Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year, expressed as a percentage of average net assets of that fund, appear in the Annual Fund Operating Expenses table for each fund. A discussion regarding the basis for the approval of the Series' investment advisory and service agreement by the Series' board of trustees is contained in the Series'
annual report to shareholders for the fiscal year ended December 31, 2006.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. The investment adviser strives to obtain best execution on the funds' equity and/or fixed-income portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the funds do not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the funds' investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of the funds, as well as shares of the American Funds, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the funds' portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the funds' portfolio transactions. However, when the investment adviser places orders for the funds'
portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds or the American Funds.

PORTFOLIO MANAGEMENT

The Series relies on the professional judgment of its investment adviser,
Capital Research and Management Company, to make decisions about the funds'
portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PORTFOLIO HOLDINGS

A description of the funds' policies and procedures regarding disclosure of information about their portfolio securities is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company.

----
48  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


The primary individual portfolio counselors for each of the funds are:

                                                                    PRIMARY TITLE WITH INVESTMENT
 PORTFOLIO COUNSELOR FOR                                               ADVISER (OR AFFILIATE)
   THE SERIES/TITLE (IF         PORTFOLIO COUNSELOR EXPERIENCE        AND INVESTMENT EXPERIENCE    PORTFOLIO COUNSELOR'S ROLE IN
       APPLICABLE)                      IN THE FUND(S)                 DURING PAST FIVE YEARS        MANAGEMENT OF THE FUND(S)
---------------------------------------------------------------------------------------------------------------------------------

JAMES K. DUNTON             Growth-Income Fund -- 23 years          Senior Vice President and      Serves as an equity portfolio
VICE CHAIRMAN OF THE BOARD  (since the fund's inception)            Director, Capital Research     counselor for Growth-Income
                            Blue Chip Income and Growth             and Management Company         Fund and Blue Chip Income and
                            Fund -- 6 years (since the fund's       Investment professional for    Growth Fund
                            inception)                              45 years, all with Capital
                                                                    Research and Management
                                                                    Company or affiliate
---------------------------------------------------------------------------------------------------------------------------------
DONALD D. O'NEAL            Growth-Income Fund -- 2 years           Senior Vice President and      Serves as an equity portfolio
PRESIDENT AND TRUSTEE                                               Director, Capital Research     counselor for Growth-Income
                                                                    and Management Company         Fund
                                                                    Investment professional for
                                                                    22 years, all with Capital
                                                                    Research and Management
                                                                    Company or affiliate
---------------------------------------------------------------------------------------------------------------------------------
ALAN N. BERRO               Asset Allocation Fund -- 7 years        Vice President, Capital        Serves as an equity portfolio
SENIOR VICE PRESIDENT                                               Research and Management        counselor for Asset
                                                                    Company                        Allocation Fund
                                                                    Investment professional for
                                                                    21 years in total; 16 years
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
ABNER D. GOLDSTINE          Bond Fund -- 11 years (since the        Senior Vice President and      Serves as a fixed-income
SENIOR VICE PRESIDENT       fund's inception)                       Director, Capital Research     portfolio counselor for Bond
                            High-Income Bond Fund -- 9 years        and Management Company         Fund and High-Income Bond Fund
                                                                    Investment professional for
                                                                    55 years in total; 40 years
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
JOHN H. SMET                Bond Fund -- 11 years (since the        Senior Vice President,         Serves as a fixed-income
SENIOR VICE PRESIDENT       fund's inception)                       Capital Research and           portfolio counselor for Bond
                            U.S. Government/AAA-Rated               Management Company             Fund and U.S.
                            Securities Fund -- 15 years             Investment professional for    Government/AAA-Rated
                                                                    25 years in total; 24 years    Securities Fund
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON       Growth-Income Fund -- 13 years (plus    Senior Vice President,         Serves as an equity portfolio
VICE PRESIDENT              5 years of prior experience as an       Capital Research and           counselor for Growth-Income
                            investment analyst for the fund)        Management Company             Fund and Global Discovery Fund
                            Global Discovery Fund -- 6 years        Investment professional for
                            (since the fund's inception)            34 years in total; 32 years
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
ROBERT W. LOVELACE          Global Growth Fund -- 10 years (since   Chairman, Capital Research     Serves as an equity portfolio
VICE PRESIDENT              the fund's inception)                   Company                        counselor for Global Growth
                            New World Fund -- 8 years (since the    Investment professional for    Fund and New World Fund
                            fund's inception)                       22 years, all with Capital
                                                                    Research and Management
                                                                    Company or affiliate
---------------------------------------------------------------------------------------------------------------------------------
SUSAN M. TOLSON             High-Income Bond Fund -- 12 years       Senior Vice President,         Serves as a fixed-income
VICE PRESIDENT              (plus 2 years of prior experience as an Capital Research Company       portfolio counselor for
                            investment analyst for the fund)        Investment professional for    High-Income Bond Fund, Asset
                            Asset Allocation Fund -- 7 years        19 years in total; 17 years    Allocation Fund and Global
                            Global Bond Fund --  1 year (since the  with Capital Research and      Bond Fund
                            fund's inception)                       Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
DAVID C. BARCLAY            High-Income Bond Fund -- 14 years       Senior Vice President,         Serves as a fixed-income
                            New World Fund -- 8 years (since the    Capital Research and           portfolio counselor for
                            fund's inception)                       Management Company             High-Income Bond Fund, New
                            Bond Fund -- 9 years                    Investment professional for    World Fund and Bond Fund
                                                                    26 years in total; 19 years
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
DONNALISA BARNUM            Growth Fund -- 4 years                  Senior Vice President,         Serves as an equity portfolio
                                                                    Capital Research Company       counselor for Growth Fund
                                                                    Investment professional for
                                                                    26 years in total; 21 years
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
GORDON CRAWFORD             Global Small Capitalization Fund --     Senior Vice President,         Serves as an equity portfolio
                            9 years (since the fund's inception)    Capital Research and           counselor for Global Small
                            Growth Fund -- 13 years (plus 5 years   Management Company             Capitalization Fund, Growth
                            of prior experience as an investment    Investment professional for    Fund and Global Discovery Fund
                            analyst for the fund)                   36 years, all with Capital
                            Global Discovery Fund -- 2 years        Research and Management
                                                                    Company or affiliate
---------------------------------------------------------------------------------------------------------------------------------
MARK H. DALZELL             Bond Fund -- 2 years                    Senior Vice President,         Serves as a fixed-income
                            Global Bond Fund -- 1 year (since the   Capital Research Company       portfolio counselor for Bond
                            fund's inception)                       Investment professional for    Fund and Global Bond Fund
                                                                    29 years in total; 19 years
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 49
                                                                             ---


                                                                   PRIMARY TITLE WITH INVESTMENT
 PORTFOLIO COUNSELOR FOR                                              ADVISER (OR AFFILIATE)
  THE SERIES/TITLE (IF         PORTFOLIO COUNSELOR EXPERIENCE        AND INVESTMENT EXPERIENCE    PORTFOLIO COUNSELOR'S ROLE IN
       APPLICABLE)                     IN THE FUND(S)                 DURING PAST FIVE YEARS        MANAGEMENT OF THE FUND(S)
--------------------------------------------------------------------------------------------------------------------------------

MARK E. DENNING            Global Small Capitalization Fund --     Director, Capital Research     Serves as an equity portfolio
                           9 years (since the fund's inception)    and Management Company         counselor (primarily
                           Global Discovery Fund -- 2 years        Investment professional for    non-U.S.) for Global Small
                                                                   25 years, all with Capital     Capitalization Fund and
                                                                   Research and Management        Global Discovery Fund
                                                                   Company or affiliate
--------------------------------------------------------------------------------------------------------------------------------
J. BLAIR FRANK             Global Small Capitalization Fund --     Vice President, Capital        Serves as an equity portfolio
                           4 years                                 Research Company               counselor for Global Small
                           Growth-Income Fund -- 1 year            Investment professional for    Capitalization Fund and
                                                                   14 years in total; 13 years    Growth-Income Fund
                                                                   with Capital Research and
                                                                   Management Company or
                                                                   affiliate
--------------------------------------------------------------------------------------------------------------------------------
NICK J. GRACE              Global Growth Fund -- 5 years (plus     Senior Vice President,         Serves as an equity portfolio
                           4 years of prior experience as an       Capital Research Company       counselor for Global Growth
                           investment analyst for the fund)        Investment professional for    Fund
                                                                   17 years in total; 13 years
                                                                   with Capital Research and
                                                                   Management Company or
                                                                   affiliate
--------------------------------------------------------------------------------------------------------------------------------
J. DALE HARVEY             Blue Chip Income and Growth             Vice President, Capital        Serves as an equity portfolio
                           Fund -- 2 years                         Research and Management        counselor for Blue Chip
                                                                   Company                        Income and Growth Fund
                                                                   Investment professional for
                                                                   18 years in total; 16 years
                                                                   with Capital Research and
                                                                   Management Company or
                                                                   affiliate
--------------------------------------------------------------------------------------------------------------------------------
ALWYN W. HEONG             International Fund -- 11 years          Senior Vice President and      Serves as a non-U.S. equity
                                                                   Director, Capital Research     portfolio counselor for
                                                                   Company                        International Fund
                                                                   Investment professional for
                                                                   19 years in total; 15 years
                                                                   with Capital Research and
                                                                   Management Company or
                                                                   affiliate
--------------------------------------------------------------------------------------------------------------------------------
THOMAS H. HOGH             Global Bond Fund -- 1 year (since the   Senior Vice President,         Serves as a fixed-income
                           fund's inception)                       Capital Research Company       portfolio counselor for
                           U.S. Government/AAA-Rated               Investment professional for    Global Bond Fund and U.S.
                           Securities Fund -- 9 years              20 years in total; 17 years    Government/AAA-Rated
                                                                   with Capital Research and      Securities Fund
                                                                   Management Company or
                                                                   affiliate
--------------------------------------------------------------------------------------------------------------------------------
GREGG E. IRELAND           Global Growth and Income                Senior Vice President,         Serves as an equity portfolio
                           Fund -- 1 year (since the fund's        Capital Research and           counselor for Global Growth
                           inception)                              Management Company             and Income Fund and Growth
                           Growth Fund -- 1 year                   Investment professional for    Fund
                                                                   34 years, all with Capital
                                                                   Research and Management
                                                                   Company or affiliate
--------------------------------------------------------------------------------------------------------------------------------
CARL M. KAWAJA             Global Growth and Income Fund --        Senior Vice President,         Serves as an equity portfolio
                           1 year (since the fund's inception)     Capital Research Company       counselor for Global Growth
                           New World Fund -- 8 years (since the    Investment professional for    and Income Fund and New World
                           fund's inception)                       19 years in total; 16 years    Fund
                                                                   with Capital Research and
                                                                   Management Company or
                                                                   affiliate
--------------------------------------------------------------------------------------------------------------------------------
MICHAEL T. KERR            Asset Allocation Fund -- 2 years        Vice President, Capital        Serves as an equity portfolio
                           Growth Fund -- 2 years                  Research and Management        counselor for Asset
                                                                   Company                        Allocation Fund and Growth
                                                                   Investment professional for    Fund
                                                                   24 years in total; 22 years
                                                                   with Capital Research and
                                                                   Management Company or
                                                                   affiliate
--------------------------------------------------------------------------------------------------------------------------------
SUNG LEE                   International Fund -- 1 year            Executive Vice President and   Serves as a non-U.S. equity
                                                                   Director, Capital Research     portfolio counselor for
                                                                   Company                        International Fund
                                                                   Investment professional for
                                                                   13 years, all with Capital
                                                                   Research and Management
                                                                   Company or affiliate
--------------------------------------------------------------------------------------------------------------------------------
JESPER LYCKEUS             International Fund -- less than 1 year  Senior Vice President,         Serves as a non-U.S. equity
                           (plus 8 years of prior experience as an Capital Research Company       portfolio counselor for
                           investment analyst for the fund)        Investment professional for    International Fund
                                                                   12 years in total; 11 years
                                                                   with Capital Research and
                                                                   Management Company or
                                                                   affiliate
--------------------------------------------------------------------------------------------------------------------------------
MARK R. MACDONALD          U.S. Government/AAA-Rated               Senior Vice President and      Serves as a fixed-income
                           Securities Fund -- 1 year               Director, Capital Research     portfolio counselor for U.S.
                                                                   and Management Company         Government/AAA-Rated
                                                                   Investment professional for    Securities Fund
                                                                   21 years in total; 13 years
                                                                   with Capital Research and
                                                                   Management Company or
                                                                   affiliate
--------------------------------------------------------------------------------------------------------------------------------
RONALD B. MORROW           Growth Fund -- 4 years (plus 6 years of Senior Vice President,         Serves as an equity portfolio
                           prior experience as an investment       Capital Research Company       counselor for Growth Fund
                           analyst for the fund)                   Investment professional for
                                                                   39 years in total; 10 years
                                                                   with Capital Research and
                                                                   Management Company or
                                                                   affiliate
--------------------------------------------------------------------------------------------------------------------------------
JAMES R. MULALLY           Asset Allocation Fund -- 1 year         Senior Vice President,         Serves as a fixed-income
                                                                   Capital International Limited  portfolio counselor for Asset
                                                                   Investment professional for    Allocation Fund
                                                                   31 years in total; 27 years
                                                                   with Capital Research and
                                                                   Management Company or
                                                                   affiliate

----
50  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                                                                   PRIMARY TITLE WITH INVESTMENT
                                                                      ADVISER (OR AFFILIATE)
PORTFOLIO COUNSELOR FOR THE     PORTFOLIO COUNSELOR EXPERIENCE       AND INVESTMENT EXPERIENCE    PORTFOLIO COUNSELOR'S ROLE IN
SERIES/TITLE (IF APPLICABLE)            IN THE FUND(S)                DURING PAST FIVE YEARS        MANAGEMENT OF THE FUND(S)
--------------------------------------------------------------------------------------------------------------------------------

    C. ROSS SAPPENFIELD      Growth-Income Fund -- 8 years         Vice President, Capital        Serves as an equity portfolio
                             Blue Chip Income and Growth           Research and Management        counselor for Growth-Income
                             Fund -- 6 years (since the fund's     Company                        Fund and Blue Chip Income and
                             inception)                            Investment professional for    Growth Fund
                                                                   15 years, all with Capital
                                                                   Research and Management
                                                                   Company or affiliate
--------------------------------------------------------------------------------------------------------------------------------
    STEVEN T. WATSON         Global Growth Fund -- 5 years (plus   Senior Vice President and      Serves as an equity portfolio
                             4 years of prior experience as an     Director, Capital Research     counselor for Global Growth
                             investment analyst for the fund)      Company                        Fund and Global Growth and
                             Global Growth and Income Fund --      Investment professional for    Income Fund
                             1 year (since the fund's inception)   20 years in total; 17 years
                                                                   with Capital Research and
                                                                   Management Company or
                                                                   affiliate
--------------------------------------------------------------------------------------------------------------------------------
    PAUL A. WHITE            Global Growth Fund -- 2 years (plus 5 Senior Vice President,         Serves as an equity portfolio
                             years of prior experience as an       Capital Research Company       counselor for Global Growth
                             investment analyst for the fund)      Investment professional for 9  Fund
                                                                   years in total; 8 years with
                                                                   Capital Research and
                                                                   Management Company or
                                                                   affiliate
--------------------------------------------------------------------------------------------------------------------------------

Additional information regarding the portfolio counselors' compensation, holdings in other accounts and ownership of securities in American Funds
Insurance Series can be found in the statement of additional information.

PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called "feeder funds" under master-feeder arrangements sponsored by insurance companies. All such shares may be purchased or redeemed by the separate accounts (or feeder funds) at net asset values without any sales or redemption charges. Such purchases and redemptions are made promptly after corresponding purchases and redemptions of units of the separate accounts
(or feeder funds).

FREQUENT TRADING OF FUND SHARES

The series and American Funds Distributors, Inc., the Series' distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the series or American
Funds Distributors, Inc. has determined could involve actual or potential harm to the fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, maintains surveillance procedures to detect frequent trading in fund shares.
Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds
Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the Series' broad ability to restrict potentially harmful trading as described above, the Series' board of trustees has adopted a
"purchase blocking policy," under which any contract owner redeeming units representing a beneficial interest in any fund other than Cash Management Fund
(including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the contract owner's account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, where the entity maintaining the contract owner's account is able to identify the transaction as one of these types of transactions.

The Series reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 51
                                                                             ---


American Funds Service Company may work with the insurance company separate accounts to apply their procedures which American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account and request that the separate account either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service Company is not satisfied that insurance company separate account has taken appropriate action, American Funds
Service Company may terminate the separate account's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE SERIES' SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING
POLICY, ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE SERIES' AND
AMERICAN FUNDS DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING
GENERALLY (INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE
PREVENTED OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE
STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN
FUNDS SERVICE COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN
THE SERIES.

VALUING SHARES

Each fund calculates its share price, also called net asset value, each day the
New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making
"fair value" determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of the securities in the funds' portfolios invested outside the United States, the securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because certain of the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company.

PLANS OF DISTRIBUTION

The Series has adopted plans of distribution or "12b-1 plans" for Class 2 and
Class 3 shares. Under these plans, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series' board of trustees. The plans provide for annual expenses of .25% for Class 2 shares and .18% for Class 3 shares. For these share classes, amounts paid under the 12b-1 plans are used by insurance company contract issuers to cover the expenses of certain contract owner services. The
12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated above in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series' assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

DISTRIBUTIONS AND TAXES

Each fund of the Series intends to qualify as a "regulated investment company"
under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

----
52  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


FINANCIAL HIGHLIGHTS/1/

The Financial Highlights table is intended to help you understand the funds'
results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers
LLP, whose report, along with the funds' financial statements, is included in the statement of additional information, which is available upon request.
Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

                                Income (loss) from investment operations/2/      Dividends and distributions
                                ------------------------------------------  -------------------------------------

                                                Net gains
                      Net asset    Net         (losses) on                  Dividends                    Total     Net asset
                       value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period                beginning   income       realized and     investment  investment (from capital      and       end of
ended                 of period   (loss)       unrealized)      operations   income)      gains)     distributions  period

Global Discovery Fund
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06               $11.63      $.15           $ 1.89          $ 2.04      $(.13)       $(.49)        $(.62)     $13.05
12/31/05                10.79       .14             1.05            1.19       (.11)        (.24)         (.35)      11.63
12/31/04                 9.94       .08              .98            1.06       (.09)        (.12)         (.21)      10.79
12/31/03                 7.26       .05             2.67            2.72       (.04)          --          (.04)       9.94
12/31/02                 9.30       .06            (2.05)          (1.99)      (.05)          --          (.05)       7.26
CLASS 2
12/31/06                11.59       .11             1.89            2.00       (.10)        (.49)         (.59)      13.00
12/31/05                10.76       .11             1.05            1.16       (.09)        (.24)         (.33)      11.59
12/31/04                 9.92       .06              .97            1.03       (.07)        (.12)         (.19)      10.76
12/31/03                 7.25       .02             2.67            2.69       (.02)          --          (.02)       9.92
12/31/02                 9.30       .04            (2.05)          (2.01)      (.04)          --          (.04)       7.25

Global Growth Fund
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06               $19.63      $.41           $ 3.62          $ 4.03      $(.22)          --         $(.22)     $23.44
12/31/05                17.31       .28             2.19            2.47       (.15)          --          (.15)      19.63
12/31/04                15.30       .18             1.92            2.10       (.09)          --          (.09)      17.31
12/31/03                11.35       .12             3.91            4.03       (.08)          --          (.08)      15.30
12/31/02                13.42       .09            (2.02)          (1.93)      (.14)          --          (.14)      11.35
CLASS 2
12/31/06                19.52       .36             3.59            3.95       (.18)          --          (.18)      23.29
12/31/05                17.23       .23             2.18            2.41       (.12)          --          (.12)      19.52
12/31/04                15.25       .14             1.91            2.05       (.07)          --          (.07)      17.23
12/31/03                11.32       .09             3.89            3.98       (.05)          --          (.05)      15.25
12/31/02                13.38       .06            (2.01)          (1.95)      (.11)          --          (.11)      11.32

Global Small Capitalization Fund
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06               $21.29     $ .19           $ 4.74          $ 4.93      $(.14)      $(1.21)       $(1.35)     $24.87
12/31/05                17.14       .13             4.23            4.36       (.21)          --          (.21)      21.29
12/31/04                14.15       .02             2.97            2.99         --           --            --       17.14
12/31/03                 9.27        --/4/          4.97            4.97       (.09)          --          (.09)      14.15
12/31/02                11.52        --/4/         (2.15)          (2.15)      (.10)          --          (.10)       9.27
CLASS 2
12/31/06                21.12       .14             4.70            4.84       (.11)       (1.21)        (1.32)      24.64
12/31/05                17.02       .09             4.19            4.28       (.18)          --          (.18)      21.12
12/31/04                14.08      (.01)            2.95            2.94         --           --            --       17.02
12/31/03                 9.23      (.03)            4.95            4.92       (.07)          --          (.07)      14.08
12/31/02                11.48      (.02)           (2.15)          (2.17)      (.08)          --          (.08)       9.23

Growth Fund
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06               $59.36      $.70          $  5.46         $  6.16      $(.63)       $(.38)       $(1.01)     $64.51
12/31/05                51.39       .46             8.00            8.46       (.49)          --          (.49)      59.36
12/31/04                45.74       .32             5.51            5.83       (.18)          --          (.18)      51.39
12/31/03                33.47       .16            12.26           12.42       (.15)          --          (.15)      45.74
12/31/02                44.30       .12           (10.87)         (10.75)      (.08)          --          (.08)      33.47
CLASS 2
12/31/06                58.98       .54             5.43            5.97       (.49)        (.38)         (.87)      64.08
12/31/05                51.10       .34             7.92            8.26       (.38)          --          (.38)      58.98
12/31/04                45.50       .23             5.45            5.68       (.08)          --          (.08)      51.10

                                           Ratio of   Ratio of   Ratio of
                                           expenses   expenses     net
                              Net assets, to average to average   income
                                end of    net assets net assets (loss) to
Period                Total   period (in    before     after     average
ended                 return   millions)    waiver   waiver/3/  net assets

Global Discovery Fund
--------------------------------------------------------------------------
CLASS 1
12/31/06               17.66%      $ 28       .62%       .56%      1.19%
12/31/05               11.07         22       .61        .56       1.27
12/31/04               10.72         20       .61        .60        .81
12/31/03               37.41         17       .61        .61        .55
12/31/02              (21.41)        10       .61        .61        .69
CLASS 2
12/31/06               17.41        151       .87        .81        .94
12/31/05               10.80         89       .86        .81       1.04
12/31/04               10.43         51       .86        .85        .60
12/31/03               37.11         24       .86        .86        .28
12/31/02              (21.67)         9       .86        .86        .48

Global Growth Fund
-------------------------------------------------------------------------------------------------
CLASS 1
12/31/06               20.73%    $  278       .58%       .53%      1.95%
12/31/05               14.37        206       .62        .57       1.56
12/31/04               13.80        202       .65        .64       1.15
12/31/03               35.63        188       .70        .70        .94
12/31/02              (14.46)       152       .71        .71        .73
CLASS 2
12/31/06               20.43      4,015       .83        .78       1.71
12/31/05               14.07      2,617       .87        .82       1.30
12/31/04               13.49      1,796       .90        .89        .92
12/31/03               35.27      1,082       .95        .95        .68
12/31/02              (14.64)       592       .96        .96        .48

Global Small Capitalization Fund
-------------------------------------------------------------------------------------------------
CLASS 1
12/31/06               24.35%    $  247       .77%       .69%       .82%
12/31/05               25.66        231       .79        .73        .72
12/31/04               21.13        193       .81        .80        .15
12/31/03               53.92        163       .83        .83       (.03)
12/31/02              (18.83)       108       .84        .84        .04
CLASS 2
12/31/06               24.05      2,927      1.02        .94        .61
12/31/05               25.35      1,977      1.04        .97        .49
12/31/04               20.88      1,198      1.06       1.05       (.07)
12/31/03               53.53        665      1.08       1.08       (.28)
12/31/02              (19.05)       290      1.09       1.09       (.20)

Growth Fund
-------------------------------------------------------------------------------------------------
CLASS 1
12/31/06               10.48%   $ 3,503       .34%       .31%      1.14%
12/31/05               16.50      3,709       .35        .32        .87
12/31/04               12.75      3,744       .36        .36        .68
12/31/03               37.15      3,877       .39        .39        .41
12/31/02              (24.27)     3,195       .40        .40        .30
CLASS 2
12/31/06               10.22     23,122       .59        .56        .89
12/31/05               16.19     18,343       .60        .57        .64
12/31/04               12.50     12,055       .61        .61        .50

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 53
                                                                             ---


                                           Income (loss) from investment operations/2/      Dividends and distributions
                                           ------------------------------------------  -------------------------------------

                                                           Net gains
                                 Net asset    Net         (losses) on                  Dividends                    Total
                                  value,   investment   securities (both   Total from  (from net  Distributions   dividends
Period                           beginning   income       realized and     investment  investment (from capital      and
ended                            of period   (loss)       unrealized)      operations   income)      gains)     distributions

Growth Fund
------------------------------------------------------------------------------------------------------------------------------
12/31/03                          $33.29      $.06          $ 12.19         $ 12.25      $(.04)        $ --         $(.04)
12/31/02                           44.09       .03           (10.82)         (10.79)      (.01)          --          (.01)
CLASS 3
12/31/06                           59.34       .59             5.46            6.05       (.51)        (.38)         (.89)
12/31/05                           51.38       .37             7.98            8.35       (.39)          --          (.39)
12/31/04/5/                        47.74       .24             3.50            3.74       (.10)          --          (.10)

International Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06                          $18.96      $.41           $ 3.21          $ 3.62      $(.38)       $(.19)        $(.57)
12/31/05                           15.82       .32             3.11            3.43       (.29)          --          (.29)
12/31/04                           13.41       .22             2.41            2.63       (.22)          --          (.22)
12/31/03                           10.07       .15             3.38            3.53       (.19)          --          (.19)
12/31/02                           12.02       .15            (1.90)          (1.75)      (.20)          --          (.20)
CLASS 2
12/31/06                           18.92       .35             3.20            3.55       (.34)        (.19)         (.53)
12/31/05                           15.79       .28             3.11            3.39       (.26)          --          (.26)
12/31/04                           13.39       .18             2.41            2.59       (.19)          --          (.19)
12/31/03                           10.05       .12             3.37            3.49       (.15)          --          (.15)
12/31/02                           11.97       .12            (1.89)          (1.77)      (.15)          --          (.15)
CLASS 3
12/31/06                           18.96       .37             3.20            3.57       (.34)        (.19)         (.53)
12/31/05                           15.82       .29             3.11            3.40       (.26)          --          (.26)
12/31/04/5/                        13.76       .20             2.05            2.25       (.19)          --          (.19)

New World Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06                          $16.67      $.41            $4.95           $5.36      $(.32)       $(.15)        $(.47)
12/31/05                           13.96       .33             2.58            2.91       (.20)          --          (.20)
12/31/04                           11.99       .23             2.01            2.24       (.27)          --          (.27)
12/31/03                            8.76       .21             3.21            3.42       (.19)          --          (.19)
12/31/02                            9.44       .20             (.70)           (.50)      (.18)          --          (.18)
CLASS 2
12/31/06                           16.56       .36             4.92            5.28       (.29)        (.15)         (.44)
12/31/05                           13.89       .29             2.56            2.85       (.18)          --          (.18)
12/31/04                           11.94       .19             2.01            2.20       (.25)          --          (.25)
12/31/03                            8.73       .19             3.19            3.38       (.17)          --          (.17)
12/31/02                            9.41       .18             (.70)           (.52)      (.16)          --          (.16)

Blue Chip Income and Growth Fund
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06                          $10.91      $.20           $ 1.63          $ 1.83      $(.16)       $(.61)        $(.77)
12/31/05                           10.26       .18              .59             .77       (.12)          --          (.12)
12/31/04                            9.41       .15              .78             .93       (.08)          --          (.08)
12/31/03                            7.17       .13             2.11            2.24         --           --            --
12/31/02                            9.43       .16            (2.32)          (2.16)      (.10)          --          (.10)
CLASS 2
12/31/06                           10.83       .17             1.61            1.78       (.13)        (.61)         (.74)
12/31/05                           10.20       .15              .58             .73       (.10)          --          (.10)
12/31/04                            9.36       .13              .78             .91       (.07)          --          (.07)
12/31/03                            7.16       .11             2.09            2.20         --           --            --
12/31/02                            9.41       .14            (2.30)          (2.16)      (.09)          --          (.09)

Global Growth and Income Fund/7/
------------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06                          $10.00      $.14             $.91           $1.05      $(.07)          --         $(.07)
CLASS 2
12/31/06                           10.00       .11              .92            1.03       (.06)          --          (.06)

                                                                Ratio of    Ratio of    Ratio of
                                                                expenses    expenses      net
                                 Net asset         Net assets, to average  to average    income
                                  value,             end of    net assets  net assets  (loss) to
Period                            end of   Total   period (in    before      after      average
ended                             period   return   millions)    waiver    waiver/3/   net assets

Growth Fund
-------------------------------------------------------------------------------------------------------------------------
12/31/03                          $45.50    36.80%   $7,107        .64%        .64%        .16%
12/31/02                           33.29   (24.46)    3,009        .65         .65         .07
CLASS 3
12/31/06                           64.50    10.29       451        .52         .49         .95
12/31/05                           59.34    16.28       499        .53         .50         .69
12/31/04/5/                        51.38     7.85       516        .54/6/      .53/6/      .54/6/

International Fund
-------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06                          $22.01    19.33%   $1,648        .54%        .49%       1.99%
12/31/05                           18.96    21.75     1,599        .57         .52        1.92
12/31/04                           15.82    19.66     1,495        .60         .59        1.54
12/31/03                           13.41    35.12     1,431        .63         .63        1.40
12/31/02                           10.07   (14.58)    1,236        .63         .63        1.35
CLASS 2
12/31/06                           21.94    18.98     7,260        .79         .74        1.72
12/31/05                           18.92    21.50     4,790        .82         .77        1.64
12/31/04                           15.79    19.32     2,752        .84         .83        1.27
12/31/03                           13.39    34.85     1,385        .88         .88        1.08
12/31/02                           10.05   (14.84)      636        .88         .88        1.05
CLASS 3
12/31/06                           22.00    19.07       120        .72         .67        1.81
12/31/05                           18.96    21.54       116        .75         .70        1.74
12/31/04/5/                        15.82    16.45       115        .77/6/      .77/6/     1.45/6/

New World Fund
-------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06                          $21.56    32.88%   $  126        .88%        .80%       2.19%
12/31/05                           16.67    21.10        88        .92         .85        2.22
12/31/04                           13.96    19.07        63        .93         .92        1.81
12/31/03                           11.99    39.56        47        .92         .92        2.15
12/31/02                            8.76    (5.45)       35        .91         .91        2.14
CLASS 2
12/31/06                           21.40    32.59     1,175       1.13        1.05        1.93
12/31/05                           16.56    20.74       677       1.17        1.10        1.97
12/31/04                           13.89    18.80       373       1.18        1.17        1.57
12/31/03                           11.94    39.18       224       1.17        1.17        1.90
12/31/02                            8.73    (5.66)      124       1.16        1.16        1.89

Blue Chip Income and Growth Fund
--------------------------------------------------------------------------------------------------
CLASS 1
12/31/06                          $11.97    17.73%   $  159        .43%        .39%       1.75%
12/31/05                           10.91     7.57       135        .45         .41        1.73
12/31/04                           10.26     9.94       129        .46         .46        1.60
12/31/03                            9.41    31.24       107        .52         .50        1.67
12/31/02                            7.17   (22.93)       54        .52         .52        1.89
CLASS 2
12/31/06                           11.87    17.42     3,937        .68         .64        1.50
12/31/05                           10.83     7.24     3,029        .70         .66        1.48
12/31/04                           10.20     9.74     2,349        .71         .70        1.37
12/31/03                            9.36    30.73     1,490        .76         .74        1.41
12/31/02                            7.16   (23.07)      426        .77         .77        1.76

Global Growth and Income Fund/7/
--------------------------------------------------------------------------------------------------
CLASS 1
12/31/06                          $10.98    10.49%     $ 45        .72%/6/     .65%/6/    2.10%/6/
CLASS 2
12/31/06                           10.97    10.30       638        .97/6/      .90/6/     1.64/6/

----
54  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                      Income (loss) from investment operations/2/      Dividends and distributions
                      ------------------------------------------  -------------------------------------

                                      Net gains
            Net asset    Net         (losses) on                  Dividends                    Total     Net asset
             value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period      beginning   income       realized and     investment  investment (from capital      and       end of   Total
ended       of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return

Growth-Income Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06     $38.31      $.77           $ 5.03          $ 5.80       $(.72)      $(.96)       $(1.68)     $42.43    15.51%
12/31/05      36.81       .62             1.61            2.23        (.58)       (.15)         (.73)      38.31     6.08
12/31/04      33.61       .48             3.09            3.57        (.37)         --          (.37)      36.81    10.66
12/31/03      25.63       .42             7.96            8.38        (.40)         --          (.40)      33.61    32.76
12/31/02      31.70       .41            (6.16)          (5.75)       (.32)         --          (.32)      25.63   (18.15)
CLASS 2
12/31/06      38.12       .67             4.99            5.66        (.63)       (.96)        (1.59)      42.19    15.20
12/31/05      36.64       .53             1.60            2.13        (.50)       (.15)         (.65)      38.12     5.83
12/31/04      33.48       .41             3.06            3.47        (.31)         --          (.31)      36.64    10.37
12/31/03      25.52       .34             7.92            8.26        (.30)         --          (.30)      33.48    32.43
12/31/02      31.58       .35            (6.14)          (5.79)       (.27)         --          (.27)      25.52   (18.34)
CLASS 3
12/31/06      38.31       .70             5.01            5.71        (.64)       (.96)        (1.60)      42.42    15.30
12/31/05      36.80       .56             1.61            2.17        (.51)       (.15)         (.66)      38.31     5.88
12/31/04/5/   34.64       .41             2.07            2.48        (.32)         --          (.32)      36.80     7.18

Asset Allocation Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06     $16.56      $.47           $ 1.97          $ 2.44       $(.43)      $(.23)        $(.66)     $18.34    14.96%
12/31/05      15.49       .41             1.05            1.46        (.39)         --          (.39)      16.56     9.45
12/31/04      14.58       .39              .84            1.23        (.32)         --          (.32)      15.49     8.50
12/31/03      12.23       .41             2.29            2.70        (.35)         --          (.35)      14.58    22.14
12/31/02      14.30       .45            (2.19)          (1.74)       (.33)         --          (.33)      12.23   (12.19)
CLASS 2
12/31/06      16.47       .42             1.96            2.38        (.39)       (.23)         (.62)      18.23    14.66
12/31/05      15.42       .37             1.04            1.41        (.36)         --          (.36)      16.47     9.14
12/31/04      14.51       .36              .84            1.20        (.29)         --          (.29)      15.42     8.34
12/31/03      12.18       .37             2.27            2.64        (.31)         --          (.31)      14.51    21.74
12/31/02      14.25       .42            (2.18)          (1.76)       (.31)         --          (.31)      12.18   (12.38)
CLASS 3
12/31/06      16.56       .44             1.97            2.41        (.40)       (.23)         (.63)      18.34    14.75
12/31/05      15.49       .38             1.05            1.43        (.36)         --          (.36)      16.56     9.26
12/31/04/5/   14.85       .36              .58             .94        (.30)         --          (.30)      15.49     6.38

Bond Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06     $11.31      $.63             $.17           $ .80       $(.47)         --         $(.47)     $11.64     7.31%
12/31/05      11.57       .60             (.40)            .20        (.46)         --          (.46)      11.31     1.77
12/31/04      11.34       .56              .10             .66        (.43)         --          (.43)      11.57     6.04
12/31/03      10.41       .57              .78            1.35        (.42)         --          (.42)      11.34    13.07
12/31/02      10.44       .67             (.24)            .43        (.46)         --          (.46)      10.41     4.26
CLASS 2
12/31/06      11.22       .60              .16             .76        (.45)         --          (.45)      11.53     6.99
12/31/05      11.48       .57             (.39)            .18        (.44)         --          (.44)      11.22     1.59
12/31/04      11.27       .53              .09             .62        (.41)         --          (.41)      11.48     5.72
12/31/03      10.36       .53              .78            1.31        (.40)         --          (.40)      11.27    12.80
12/31/02      10.40       .64             (.24)            .40        (.44)         --          (.44)      10.36     4.05

Global Bond Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1/8/
12/31/06     $10.00      $.10             $.15            $.25       $(.07)         --         $(.07)     $10.18     2.52%
CLASS 2/9/
12/31/06      10.00       .06              .18             .24        (.07)         --          (.07)      10.17     1.99

High-Income Bond Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06     $12.41     $ .92           $  .37           $1.29      $ (.80)         --        $ (.80)     $12.90    10.89%
12/31/05      12.89       .85             (.55)            .30        (.78)         --          (.78)      12.41     2.46
12/31/04      12.54       .84              .32            1.16        (.81)         --          (.81)      12.89     9.83
12/31/03      10.44       .90             2.12            3.02        (.92)         --          (.92)      12.54    29.79
12/31/02      11.78      1.01            (1.25)           (.24)      (1.10)         --         (1.10)      10.44    (1.51)
CLASS 2
12/31/06      12.32       .89              .36            1.25        (.78)         --          (.78)      12.79    10.59
12/31/05      12.81       .81             (.55)            .26        (.75)         --          (.75)      12.32     2.20
12/31/04      12.47       .81              .32            1.13        (.79)         --          (.79)      12.81     9.59
12/31/03      10.39       .86             2.12            2.98        (.90)         --          (.90)      12.47    29.51
12/31/02      11.74       .97            (1.25)           (.28)      (1.07)         --         (1.07)      10.39    (1.83)

                         Ratio of   Ratio of   Ratio of
                         expenses   expenses     net
            Net assets, to average to average   income
              end of    net assets net assets (loss) to
Period      period (in    before     after     average
ended        millions)    waiver   waiver/3/  net assets

Growth-Income Fund
-------------------------------------------------------------------------------
CLASS 1
12/31/06      $ 3,759      .28%       .25%       1.92%
12/31/05        3,825      .29        .27        1.68
12/31/04        4,213      .31        .30        1.39
12/31/03        4,402      .34        .34        1.45
12/31/02        3,741      .35        .35        1.43
CLASS 2
12/31/06       22,688      .53        .50        1.67
12/31/05       17,608      .54        .52        1.44
12/31/04       13,105      .56        .55        1.19
12/31/03        7,824      .59        .59        1.18
12/31/02        3,632      .60        .60        1.22
CLASS 3
12/31/06          458      .46        .43        1.74
12/31/05          471      .47        .45        1.50
12/31/04/5/       537      .49/6/     .48/6/     1.24/6/

Asset Allocation Fund
-------------------------------------------------------------------------------
CLASS 1
12/31/06       $1,079      .33%       .30%       2.67%
12/31/05          879      .35        .32        2.57
12/31/04          899      .38        .37        2.64
12/31/03          911      .42        .42        3.12
12/31/02          797      .45        .45        3.31
CLASS 2
12/31/06        6,362      .58        .55        2.42
12/31/05        5,120      .60        .57        2.31
12/31/04        3,797      .62        .62        2.42
12/31/03        2,314      .67        .67        2.81
12/31/02        1,056      .70        .70        3.11
CLASS 3
12/31/06           76      .51        .48        2.49
12/31/05           76      .53        .50        2.39
12/31/04/5/        81      .55/6/     .55/6/     2.50/6/

Bond Fund
-------------------------------------------------------------------------------
CLASS 1
12/31/06       $  230      .43%       .39%       5.54%
12/31/05          182      .44        .40        5.30
12/31/04          195      .45        .44        4.94
12/31/03          213      .47        .47        5.19
12/31/02          218      .49        .49        6.60
CLASS 2
12/31/06        3,374      .68        .64        5.29
12/31/05        2,312      .69        .65        5.06
12/31/04        1,759      .70        .69        4.68
12/31/03        1,280      .72        .72        4.88
12/31/02          697      .74        .74        6.34

Global Bond Fund
-------------------------------------------------------------------------------
CLASS 1/8/
12/31/06          $12      .15%       .13%       1.00%
CLASS 2/9/
12/31/06           15      .13        .12         .60

High-Income Bond Fund
-------------------------------------------------------------------------------
CLASS 1
12/31/06         $293      .49%       .45%       7.36%
12/31/05          309      .50        .46        6.76
12/31/04          364      .50        .50        6.74
12/31/03          411      .51        .51        7.74
12/31/02          335      .52        .52        9.55
CLASS 2
12/31/06          832      .74        .70        7.12
12/31/05          590      .75        .71        6.55
12/31/04          444      .75        .74        6.48
12/31/03          319      .76        .76        7.41
12/31/02          183      .77        .77        9.28

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 55
                                                                             ---


                      Income (loss) from investment operations/2/      Dividends and distributions
                      ------------------------------------------- -------------------------------------

                                      Net gains
            Net asset    Net         (losses) on                  Dividends                    Total     Net asset
             value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period      beginning   income       realized and     investment  investment (from capital      and       end of   Total
ended       of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return

High-Income Bond Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 3
12/31/06     $12.39      $.90           $ .36           $1.26       $(.77)        --           $(.77)     $12.88   10.66%
12/31/05      12.87       .82            (.55)            .27        (.75)        --            (.75)      12.39    2.25
12/31/04/5/   12.79       .78             .11             .89        (.81)        --            (.81)      12.87    7.52

U.S. Government/AAA-Rated Securities Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06     $11.91      $.55           $(.10)          $ .45       $(.49)        --           $(.49)     $11.87    3.95%
12/31/05      12.07       .48            (.16)            .32        (.48)        --            (.48)      11.91    2.70
12/31/04      12.24       .45            (.03)            .42        (.59)        --            (.59)      12.07    3.58
12/31/03      12.37       .46            (.15)            .31        (.44)        --            (.44)      12.24    2.51
12/31/02      11.87       .54             .55            1.09        (.59)        --            (.59)      12.37    9.45
CLASS 2
12/31/06      11.83       .51            (.09)            .42        (.46)        --            (.46)      11.79    3.75
12/31/05      12.00       .45            (.16)            .29        (.46)        --            (.46)      11.83    2.41
12/31/04      12.17       .41            (.03)            .38        (.55)        --            (.55)      12.00    3.30
12/31/03      12.31       .42            (.14)            .28        (.42)        --            (.42)      12.17    2.28
12/31/02      11.83       .50             .55            1.05        (.57)        --            (.57)      12.31    9.15
CLASS 3
12/31/06      11.89       .52            (.09)            .43        (.46)        --            (.46)      11.86    3.80
12/31/05      12.05       .46            (.16)            .30        (.46)        --            (.46)      11.89    2.50
12/31/04/5/   12.34       .41            (.11)            .30        (.59)        --            (.59)      12.05    2.58

Cash Management Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06     $11.31      $.54            $ --/4/         $.54       $(.23)        --           $(.23)     $11.62    4.81%
12/31/05      11.09       .33              --/4/          .33        (.11)        --            (.11)      11.31    2.97
12/31/04      11.07       .11              --/4/          .11        (.09)        --            (.09)      11.09     .96
12/31/03      11.17       .07              --/4/          .07        (.17)        --            (.17)      11.07     .67
12/31/02      11.41       .14              --/4/          .14        (.38)        --            (.38)      11.17    1.24
CLASS 2
12/31/06      11.26       .51              --/4/          .51        (.21)        --            (.21)      11.56    4.59
12/31/05      11.05       .30              --/4/          .30        (.09)        --            (.09)      11.26    2.68
12/31/04      11.03       .08              --/4/          .08        (.06)        --            (.06)      11.05     .70
12/31/03      11.12       .05              --/4/          .05        (.14)        --            (.14)      11.03     .47
12/31/02      11.37       .11              --/4/          .11        (.36)        --            (.36)      11.12    1.00
CLASS 3
12/31/06      11.29       .52              --/4/          .52        (.21)        --            (.21)      11.60    4.64
12/31/05      11.07       .30              --/4/          .30        (.08)        --            (.08)      11.29    2.74
12/31/04/5/   11.07       .09              --/4/          .09        (.09)        --            (.09)      11.07     .78

                         Ratio of   Ratio of   Ratio of
                         expenses   expenses     net
            Net assets, to average to average   income
              end of    net assets net assets (loss) to
Period      period (in    before     after     average
ended        millions)    waiver   waiver/3/  net assets

High-Income Bond Fund
-------------------------------------------------------------------------------
CLASS 3
12/31/06        $34        .67%       .63%       7.19%
12/31/05         37        .68        .64        6.58
12/31/04/5/      46        .68/6/     .68/6/     6.57/6/

U.S. Government/AAA-Rated Securities Fund
--------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06       $218        .47%       .42%       4.64%
12/31/05        252        .47        .43        3.99
12/31/04        286        .47        .46        3.68
12/31/03        373        .46        .46        3.71
12/31/02        517        .47        .47        4.45
CLASS 2
12/31/06        402        .72        .67        4.40
12/31/05        341        .72        .68        3.75
12/31/04        285        .72        .71        3.42
12/31/03        273        .71        .71        3.43
12/31/02        288        .72        .72        4.14
CLASS 3
12/31/06         32        .65        .60        4.45
12/31/05         39        .65        .61        3.81
12/31/04/5/      43        .65/6/     .65/6/     3.51/6/

Cash Management Fund
--------------------------------------------------------------------------------------------------
CLASS 1
12/31/06       $ 98        .33%       .30%       4.74%
12/31/05         75        .33        .30        2.91
12/31/04         78        .37        .36         .96
12/31/03        103        .47        .47         .68
12/31/02        203        .46        .46        1.25
CLASS 2
12/31/06        282        .58        .55        4.52
12/31/05        153        .58        .55        2.71
12/31/04        110        .61        .61         .76
12/31/03         99        .72        .72         .42
12/31/02        133        .71        .71        1.00
CLASS 3
12/31/06         18        .51        .48        4.53
12/31/05         16        .51        .48        2.70
12/31/04/5/      20        .54/6/     .54/6/      .80/6/

                                                     Year ended December 31
                                                  ----------------------------
Portfolio turnover rate for all classes of shares 2006  2005  2004  2003  2002
------------------------------------------------- ----  ----  ----  ----  ----

    Global Discovery Fund                           31%   53%   28%   30%   25%
    Global Growth Fund                              31    26    24    27    30
    Global Small Capitalization Fund                50    47    49    51    66
    Growth Fund                                     35    29    30    34    34
    International Fund                              29    40    37    40    30
    New World Fund                                  32    26    18    19    22
    Blue Chip Income and Growth Fund                21    33    13    12     8
    Global Growth and Income Fund/7/                 8    --    --    --    --
    Growth-Income Fund                              25    20    21    21    26
    Asset Allocation Fund                           38    23    20    20    25
    Bond Fund                                       57    46    34    20    29
    Global Bond Fund/8/                              7    --    --    --    --
    High-Income Bond Fund                           35    35    38    48    45
    U.S. Government/AAA-Rated Securities Fund       76    86    68    63    53
    Cash Management Fund                            --    --    --    --    --

/1/Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/Based on average shares outstanding.

/3/The ratios in this column reflect the impact, if any, of certain waivers by
   Capital Research and Management Company. During some of the periods shown,
   Capital Research and Management Company reduced fees for investment advisory services for all share classes.

/4/Amount less than $.01.

/5/From January 16, 2004, when Class 3 shares were first issued.

/6/Annualized.

/7/From May 1, 2006, commencement of operations.

/8/From October 4, 2006, commencement of operations.

/9/From November 6, 2006, when Class 2 shares were first issued.

----
56  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


[LOGO] American Funds(R)              The right choice for the long term(R)

OTHER FUND INFORMATION

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series' investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS
The current SAI, as amended from time to time, contains more detailed information on all aspects of the Series, including the funds' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the
Series' investment adviser and its affiliated companies.

The current SAI and the codes of ethics are on file with the Securities and
Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

Because you cannot purchase shares of the Series directly, the Series does not maintain an Internet website. However, the current SAI and annual/semi-annual reports to shareholders may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at 800/421-4120 or writing to the Secretary at 333 South Hope Street, Los Angeles, California
90071.

Printed on recycled paper  Litho in USA  Investment Company File No. 811-3857

The Capital Group Companies
American Funds      Capital Research and Management      Capital International
Capital Guardian      Capital Bank and Trust


[LOGO] American Funds(R)              The right choice for the long term(R)

American Funds
Insurance Series(R)

Prospectus

Class 3 shares

May 1, 2007

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT
DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


American Funds Insurance Series (the "Series") consists of 15 funds, each representing a separate fully managed diversified portfolio of securities. The seven funds available in the American Pathway II variable annuity are:

   Growth Fund
   International Fund
   Growth-Income Fund
   Asset Allocation Fund
   High-Income Bond Fund
   U.S. Government/AAA-Rated Securities Fund
   Cash Management Fund

Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable insurance policies (the "contracts"). Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

The Series offers three classes of fund shares: Class 1, Class 2 and Class 3 shares. This prospectus offers only Class 3 shares and is for use with the contracts that make Class 3 shares available. The board of trustees may establish additional funds and classes in the future. The investment objective(s) and policies of each fund are discussed below. MORE INFORMATION ON
THE FUNDS IS CONTAINED IN THE SERIES' STATEMENT OF ADDITIONAL INFORMATION.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 1
                                                                             ---


GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. In seeking to pursue its investment objective, the fund may invest in the securities of issuers representing a broad range of market capitalizations.
The fund may invest up to 15% of its assets in securities of issuers that are domiciled outside the United States and Canada. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
2   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS GROWTH FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 3 shares were first offered on January 16, 2004. Results prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1997    1998    1999   2000    2001     2002    2003    2004    2005    2006
------  ------  ------  -----  ------  -------  ------  ------  ------  ------
29.87%  35.30%  57.33%  4.53%  -18.08% -24.41%  36.90%  12.56%  16.28%  10.29%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  30.71% (quarter ended December 31, 1999)
LOWEST  -27.15% (quarter ended September 30, 2001)

For periods ended December 31, 2006:

                                               LIPPER CAPITAL
                                                APPRECIATION  LIPPER GROWTH
AVERAGE ANNUAL TOTAL RETURNS  FUND  S&P 500/1/ FUNDS INDEX/2/ FUNDS INDEX/3/
----------------------------------------------------------------------------

        1 year               10.29%  15.78%        10.53%        10.28%
----------------------------------------------------------------------------
        5 years                8.36    6.19          5.78          4.66
----------------------------------------------------------------------------
        10 years              13.47    8.42          6.86          6.57
----------------------------------------------------------------------------
        Lifetime/4/           14.55   12.96         10.50         10.68

/1/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/3/Lipper Growth Funds Index is an equally weighted index of growth funds.
   These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/4/Lifetime results are from February 8, 1984, the date the fund began investment operations.

                                                                             ---
                    GROWTH FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 3
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 3
------------------------------------------------------------------------

            Management fees*                                      0.32%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.18
------------------------------------------------------------------------
            Other expenses                                         0.02
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.52

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 3       $53    $167    $291     $653

----
4   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS GROWTH FUND
----


INTERNATIONAL FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
                                INTERNATIONAL FUND
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 5
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 3 shares were first offered on January 16, 2004. Results prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

1997   1998    1999    2000     2001    2002     2003    2004    2005    2006
----- ------  ------  -------  ------  -------  ------  ------  -----   ------
8.86% 21.00%  76.11%  -21.99%  -19.88% -14.73%  34.88%  19.48%  21.54%  19.07%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  42.39% (quarter ended December 31, 1999)
LOWEST  -19.64% (quarter ended September 30, 2002)

For periods ended December 31, 2006:

                                        MSCI
                             MSCI    ALL COUNTRY    LIPPER
AVERAGE ANNUAL               EAFE    WORLD INDEX INTERNATIONAL
TOTAL RETURNS         FUND  INDEX/1/  EX-USA/2/  FUNDS INDEX/3/
---------------------------------------------------------------

1 year               19.07% 26.86%     27.16%       25.89%
---------------------------------------------------------------
5 years               14.74  15.43      16.87        15.14
---------------------------------------------------------------
10 years              11.17   8.06       8.59         8.77
---------------------------------------------------------------
Lifetime/4/           10.73   7.85       8.28         8.85

/1/MSCI EAFE(R) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States and Canada. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/MSCI All Country World Index ex-USA is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States.
   The index consists of 47 developed and emerging market country indexes. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/3/Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the
   United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/4/Lifetime results are from May 1, 1990, the date the fund began investment operations.

----
    AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
6                             INTERNATIONAL FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 3
------------------------------------------------------------------------

            Management fees*                                      0.50%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.18
------------------------------------------------------------------------
            Other expenses                                         0.04
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.72

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 3       $74    $230    $401     $894

                                                                             ---
                                INTERNATIONAL FUND
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 7
                                                                             ---


GROWTH-INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard &
Poor's 500 Composite Index. The fund is designed for investors seeking both capital appreciation and income.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
8   AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS GROWTH-INCOME FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 3 shares were first offered on January 16, 2004. Results prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1997    1998    1999   2000   2001     2002    2003    2004    2005   2006
-----   -----   -----   ----   ----   -------   -----   -----   ----   -----
25.61%  18.16%  11.27%  8.05%  2.59%  -18.29%   32.52%  10.46%  5.88%  15.30%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  18.86% (quarter ended December 31, 1998)
LOWEST  -18.67% (quarter ended September 30, 2002)

For periods ended December 31, 2006:

                                       LIPPER GROWTH
AVERAGE ANNUAL                          AND INCOME
TOTAL RETURNS         FUND  S&P 500/1/ FUNDS INDEX/2/
-----------------------------------------------------

1 year               15.30%  15.78%       15.57%
-----------------------------------------------------
5 years                7.87    6.19         7.59
-----------------------------------------------------
10 years              10.33    8.42         8.01
-----------------------------------------------------
Lifetime/3/           12.98   12.96        11.60

/1/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper Growth and Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions but do not reflect sales charges or taxes.

/3/Lifetime results are from February 8, 1984, the date the fund began investment operations.

                                                                             ---
             GROWTH-INCOME FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 9
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 3
------------------------------------------------------------------------

            Management fees*                                      0.27%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.18
------------------------------------------------------------------------
            Other expenses                                         0.01
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.46

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 3       $47    $148    $258     $579

----
10  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS GROWTH-INCOME FUND
----


ASSET ALLOCATION FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not included in Standard & Poor's 500
Composite Index, and up to 5% of its assets in debt securities of non-U.S.
issuers. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba or below by Moody's Investors Service and BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds."

In seeking to pursue its investment objective, the fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the fund's investment adviser expects (but is not required)
to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2006, the fund was approximately 69% invested in equity securities, 20% invested in debt securities and 11% invested in money market instruments. The proportion of equities, debt and money market securities held by the fund will vary with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities. The fund is designed for investors seeking above-average total return.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.

Securities held by the fund may also be affected by changing market interest rates and by changes in effective maturities and credit ratings. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                             ---
          ASSET ALLOCATION FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 11
                                                                             ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 3 shares were first offered on January 16, 2004. Results prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1997    1998   1999   2000   2001    2002    2003    2004    2005     2006
------  ------  -----  -----  -----  -------  ------  -----   -----   -----
20.27%  12.93%  7.06%  4.43%  0.59%  -12.35%  21.92%  8.34%   9.26%   14.75%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST  12.19% (quarter ended June 30, 2003)
LOWEST  -12.32% (quarter ended September 30, 2002)

For periods ended December 31, 2006:

                                          CITIGROUP BROAD           LEHMAN
AVERAGE ANNUAL                         INVESTMENT-GRADE (BIG) BROTHERS AGGREGATE
TOTAL RETURNS         FUND  S&P 500/1/     BOND INDEX/2/        BOND INDEX/3/
--------------------------------------------------------------------------------

1 year               14.75%  15.78%            4.33%                4.33%
--------------------------------------------------------------------------------
5 years                7.74    6.19             5.10                 5.06
--------------------------------------------------------------------------------
10 years               8.29    8.42             6.26                 6.24
--------------------------------------------------------------------------------
Lifetime/4/            9.50   10.84             7.21                 7.15

/1/Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/3/Lehman Brothers Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/4/Lifetime results are from August 1, 1989, the date the fund began investment operations.

----
12  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS ASSET ALLOCATION FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 3
------------------------------------------------------------------------

            Management fees*                                      0.32%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.18
------------------------------------------------------------------------
            Other expenses                                         0.01
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.51

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 3       $52    $164    $285     $640

                                                                             ---
          ASSET ALLOCATION FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 13
                                                                             ---


HIGH-INCOME BOND FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income and, secondarily, capital appreciation by investing at least 65% of its assets in higher yielding and generally lower quality debt securities (rated Ba or below by Moody's Investors Service or BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as "junk bonds." The fund may also invest up to 25% of its assets in securities of non-U.S. issuers. Normally, the fund invests at least 80% of its assets in bonds. This policy is subject to change only upon 60 days' notice to shareholders. The fund may also invest up to 20% of its assets in equity securities that provide an opportunity for capital appreciation. The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund's ability to dispose of such securities.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including, for example, those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by other issues and events such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs;
and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.
The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

----
14  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS HIGH-INCOME BOND FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 3 shares were first offered on January 16, 2004. Results prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

 1997    1998   1999    2000   2001    2002    2003    2004    2005    2006
 ------  -----  -----  ------  -----  ------  ------   -----   -----   -----
 12.21%  0.26%  5.61%  -3.23%  7.82%  -1.69%  29.55%   9.66%   2.25%   10.66%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST 10.78% (quarter ended December 31, 2002)
LOWEST  -9.08% (quarter ended June 30, 2002)

For periods ended December 31, 2006:

                                                                  LIPPER HIGH
                            CREDIT SUISSE    CITIGROUP BROAD     CURRENT YIELD
AVERAGE ANNUAL               HIGH YIELD   INVESTMENT-GRADE (BIG)  BOND FUNDS
TOTAL RETURNS         FUND    INDEX/1/        BOND INDEX/2/        INDEX/3/
------------------------------------------------------------------------------

1 year               10.66%    11.92%             4.33%             10.17%
------------------------------------------------------------------------------
5 years                9.58     11.07              5.10               9.08
------------------------------------------------------------------------------
10 years               6.95      7.09              6.26               5.04
------------------------------------------------------------------------------
Lifetime/4/           10.25     N/A                8.60               8.11

/1/Credit Suisse High Yield Index is designed to mirror the investible universe of the U.S. dollar-denominated high-yield debt market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. This index was not in existence on the date the fund began investment operations;
   therefore, lifetime results are not shown.

/2/Citigroup Broad Investment-Grade (BIG) Bond Index (formerly Salomon Smith
   Barney Broad Investment-Grade (BIG) Bond Index) is a market capitalization-weighted index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage, asset-backed and investment-grade corporates with a maturity of one year or longer. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/3/Lipper High Current Yield Bond Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

/4/Lifetime results are from February 8, 1984, the date the fund began investment operations.

                                                                             ---
          HIGH-INCOME BOND FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 15
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 3
------------------------------------------------------------------------

            Management fees*                                      0.48%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.18
------------------------------------------------------------------------
            Other expenses                                         0.01
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.67

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 3       $68    $214    $373     $835

----
16  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS HIGH-INCOME BOND FUND
----


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income, as well as to preserve your investment. Normally, the fund will invest at least 80% of its assets in securities that are guaranteed by the "full faith and credit" pledge of the U.S. government or debt securities that are rated Aaa by Moody's
Investors Service or AAA by Standard & Poor's Corporation or unrated but determined to be of equivalent quality. This policy is subject to change only upon 60 days' notice to shareholders. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in securities backed by pools of mortgages. Certain of these securities may not be backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer. Such securities may include mortgage-backed securities issued by the Federal National Mortgage Association ("Fannie Mae") and the
Federal Home Loan Mortgage Corporation ("Freddie Mac") and are neither issued nor guaranteed by the U.S. Treasury.

The values of and the income generated by most debt securities held by the fund may be affected by changing market interest rates and prepayment risk. For example, as with other debt securities, the value of U.S. government securities generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest but may be subject to greater price fluctuations than shorter maturity securities.

A security backed by the U.S. Treasury or the full faith and credit of the
United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities will fluctuate.

Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and prepay their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

                                                                                       ---
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 17
                                                                                       ---


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund.
Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 3 shares were first offered on January 16, 2004. Results prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

1997   1998    1999    2000   2001   2002    2003    2004    2005    2006
----   ----    ----    ----   ----   ----    ----    ----    ----    ----
8.26%  7.99%  -0.70%  11.49%  7.05%  9.26%   2.33%   3.41%   2.50%   3.80%

The fund's highest/lowest quarterly results during this time period were:

               (quarter ended September
HIGHEST  4.52% 30, 2001)
LOWEST  -1.77% (quarter ended June 30, 2004)

For periods ended December 31, 2006:

                           CITIGROUP    LIPPER
                           TREASURY/   GENERAL
                             GOVT.       U.S.
                           SPONSORED/ GOVERNMENT
AVERAGE ANNUAL              MORTGAGE    FUNDS
TOTAL RETURNS        FUND   INDEX/1/  AVERAGE/2/ CPI/3/
-------------------------------------------------------

1 year               3.80%   4.26%      2.71%    2.54%
-------------------------------------------------------
5 years               4.23    4.78       3.85     2.69
-------------------------------------------------------
10 years              5.48    6.10       5.10     2.44
-------------------------------------------------------
Lifetime/4/           6.83    7.71       6.55     2.97

/1/Citigroup Treasury/Government Sponsored/Mortgage Index (formerly Salomon
   Smith Barney Treasury/Government Sponsored/Mortgage Index) is a
   market-weighted index that includes U.S. Treasury and agency securities, as well as FNMAs, FHLMCs and GNMAs. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/Lipper General U.S. Government Funds Average is comprised of funds that invest at least 65% of their assets in U.S. government and agency issues.
   The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions, but do not reflect sales charges or taxes.

/3/Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the
   U.S. Department of Labor, Bureau of Labor Statistics.

/4/Lifetime results are from December 2, 1985, the date the fund began investment operations.

----
18  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
----


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 3
------------------------------------------------------------------------

            Management fees*                                      0.46%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.18
------------------------------------------------------------------------
            Other expenses                                         0.01
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.65

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 3       $66    $208    $362     $810

                                                                                       ---
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 19
                                                                                       ---


CASH MANAGEMENT FUND

RISK/RETURN SUMMARY

The fund seeks to provide you an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity. Normally, the fund invests substantially in high-quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by non-U.S. or Canadian entities or in securities with credit and liquidity support features provided by non-U.S. or Canadian entities. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S.
issuers with substantial operations outside the United States may also be subject to similar risks.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER
IF YOU INVEST FOR A SHORTER PERIOD OF TIME. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency, entity or person.

The fund is not managed to maintain a stable net asset value of $1 per share.

----
20  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS CASH MANAGEMENT FUND
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year as well as average annual total returns for various periods.
This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, including any fee waivers and/or expense reimbursements in effect during the period presented, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would have been lower. Class 3 shares were first offered on January 16, 2004. Results prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .18% annual expense that applies to Class 3 shares and is described in the "Plans of distribution"
section of this prospectus. Results for Class 1 shares are comparable to those of Class 3 shares because both classes invest in the same portfolio of securities.

Here are the fund's results calculated on a calendar year basis. (If insurance contract fees and expenses were included, results would have been lower.)

                                    [CHART]

1997    1998    1999     2000    2001    2002    2003    2004    2005    2006
----    ----    ----     ----    ----    ----    ----    ----    ----    ----
4.97%   4.96%   4.64%    5.85%   3.48%   1.06%   0.49%   0.77%   2.74%   4.64%

The fund's highest/lowest quarterly results during this time period were:

              (quarter ended December
HIGHEST 1.52% 31, 2000)
              (quarter ended September
LOWEST  0.04% 30, 2003)

For periods ended December 31, 2006:

AVERAGE ANNUAL
TOTAL RETURNS        FUND
--------------------------

1 year               4.64%
--------------------------
5 years               1.93
--------------------------
10 years              3.34
--------------------------
Lifetime*             4.73

*Lifetime results are from February 8, 1984, the date the fund began investment operations.

                                                                             ---
           CASH MANAGEMENT FUND AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 21
                                                                             ---


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS) CLASS 3
------------------------------------------------------------------------

            Management fees*                                      0.32%
------------------------------------------------------------------------
            Distribution and/or service (12b-1) fees               0.18
------------------------------------------------------------------------
            Other expenses                                         0.01
------------------------------------------------------------------------
            Total annual fund operating expenses*                  0.51

*The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total expenses do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect insurance contract expenses or the impact of any fee waivers or expense reimbursements. If insurance contract expenses were reflected, expenses shown would be higher. If waivers or reimbursements were reflected, expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------

Class 3       $52    $164    $285     $640

----
22  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS CASH MANAGEMENT FUND
----


CASH POSITION

The funds may also hold cash or money market instruments, the amount of which will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, a fund may hold all, or a significant portion, of its assets in such securities.
A larger amount of such holdings could negatively affect a fund's investment results in a period of rising market prices; conversely, it could reduce a fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including the American Funds. Capital Research and
Management Company is a wholly owned subsidiary of The Capital Group Companies,
Inc. and is located at 333 South Hope Street, Los Angeles, California 90071,
and 135 South State College Boulevard, Brea, California 92821. Capital Research
and Management Company manages the investment portfolios and business affairs of the Series. The total management fee paid by each fund for the previous fiscal year, expressed as a percentage of average net assets of that fund, appear in the Annual Fund Operating Expenses table for each fund. A discussion regarding the basis for the approval of the Series' investment advisory and service agreement by the Series' board of trustees is contained in the Series'
annual report to shareholders for the fiscal year ended December 31, 2006.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. The investment adviser strives to obtain best execution on the funds' equity and/or fixed-income portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the funds do not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the funds' investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of the funds, as well as shares of the American Funds, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the funds' portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the funds' portfolio transactions. However, when the investment adviser places orders for the funds'
portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds or the American Funds.

PORTFOLIO MANAGEMENT

The Series relies on the professional judgment of its investment adviser,
Capital Research and Management Company, to make decisions about the funds'
portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PORTFOLIO HOLDINGS

A description of the funds' policies and procedures regarding disclosure of information about their portfolio securities is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 23
                                                                             ---


The primary individual portfolio counselors for each of the funds are:

                                                                    PRIMARY TITLE WITH INVESTMENT
 PORTFOLIO COUNSELOR FOR                                               ADVISER (OR AFFILIATE)
   THE SERIES/TITLE (IF         PORTFOLIO COUNSELOR EXPERIENCE        AND INVESTMENT EXPERIENCE    PORTFOLIO COUNSELOR'S ROLE IN
       APPLICABLE)                      IN THE FUND(S)                 DURING PAST FIVE YEARS        MANAGEMENT OF THE FUND(S)
---------------------------------------------------------------------------------------------------------------------------------

JAMES K. DUNTON             Growth-Income Fund -- 23 years          Senior Vice President and      Serves as an equity portfolio
VICE CHAIRMAN OF THE BOARD  (since the fund's inception)            Director, Capital Research     counselor for Growth-Income
                            Blue Chip Income and Growth             and Management Company         Fund and Blue Chip Income and
                            Fund -- 6 years (since the fund's       Investment professional for    Growth Fund
                            inception)                              45 years, all with Capital
                                                                    Research and Management
                                                                    Company or affiliate
---------------------------------------------------------------------------------------------------------------------------------
DONALD D. O'NEAL            Growth-Income Fund -- 2 years           Senior Vice President and      Serves as an equity portfolio
PRESIDENT AND TRUSTEE                                               Director, Capital Research     counselor for Growth-Income
                                                                    and Management Company         Fund
                                                                    Investment professional for
                                                                    22 years, all with Capital
                                                                    Research and Management
                                                                    Company or affiliate
---------------------------------------------------------------------------------------------------------------------------------
ALAN N. BERRO               Asset Allocation Fund -- 7 years        Vice President, Capital        Serves as an equity portfolio
SENIOR VICE PRESIDENT                                               Research and Management        counselor for Asset
                                                                    Company                        Allocation Fund
                                                                    Investment professional for
                                                                    21 years in total; 16 years
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
ABNER D. GOLDSTINE          Bond Fund -- 11 years (since the        Senior Vice President and      Serves as a fixed-income
SENIOR VICE PRESIDENT       fund's inception)                       Director, Capital Research     portfolio counselor for Bond
                            High-Income Bond Fund -- 9 years        and Management Company         Fund and High-Income Bond Fund
                                                                    Investment professional for
                                                                    55 years in total; 40 years
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
JOHN H. SMET                Bond Fund -- 11 years (since the        Senior Vice President,         Serves as a fixed-income
SENIOR VICE PRESIDENT       fund's inception)                       Capital Research and           portfolio counselor for Bond
                            U.S. Government/AAA-Rated               Management Company             Fund and U.S.
                            Securities Fund -- 15 years             Investment professional for    Government/AAA-Rated
                                                                    25 years in total; 24 years    Securities Fund
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
CLAUDIA P. HUNTINGTON       Growth-Income Fund -- 13 years (plus    Senior Vice President,         Serves as an equity portfolio
VICE PRESIDENT              5 years of prior experience as an       Capital Research and           counselor for Growth-Income
                            investment analyst for the fund)        Management Company             Fund and Global Discovery Fund
                            Global Discovery Fund -- 6 years        Investment professional for
                            (since the fund's inception)            34 years in total; 32 years
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
ROBERT W. LOVELACE          Global Growth Fund -- 10 years (since   Chairman, Capital Research     Serves as an equity portfolio
VICE PRESIDENT              the fund's inception)                   Company                        counselor for Global Growth
                            New World Fund -- 8 years (since the    Investment professional for    Fund and New World Fund
                            fund's inception)                       22 years, all with Capital
                                                                    Research and Management
                                                                    Company or affiliate
---------------------------------------------------------------------------------------------------------------------------------
SUSAN M. TOLSON             High-Income Bond Fund -- 12 years       Senior Vice President,         Serves as a fixed-income
VICE PRESIDENT              (plus 2 years of prior experience as an Capital Research Company       portfolio counselor for
                            investment analyst for the fund)        Investment professional for    High-Income Bond Fund, Asset
                            Asset Allocation Fund -- 7 years        19 years in total; 17 years    Allocation Fund and Global
                            Global Bond Fund -- 1 year (since the   with Capital Research and      Bond Fund
                            fund's inception)                       Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
DAVID C. BARCLAY            High-Income Bond Fund -- 14 years       Senior Vice President,         Serves as a fixed-income
                            New World Fund -- 8 years (since the    Capital Research and           portfolio counselor for
                            fund's inception)                       Management Company             High-Income Bond Fund, New
                            Bond Fund -- 9 years                    Investment professional for    World Fund and Bond Fund
                                                                    26 years in total; 19 years
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
DONNALISA BARNUM            Growth Fund -- 4 years                  Senior Vice President,         Serves as an equity portfolio
                                                                    Capital Research Company       counselor for Growth Fund
                                                                    Investment professional for
                                                                    26 years in total; 21 years
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate
---------------------------------------------------------------------------------------------------------------------------------
GORDON CRAWFORD             Global Small Capitalization Fund --     Senior Vice President,         Serves as an equity portfolio
                            9 years (since the fund's inception)    Capital Research and           counselor for Global Small
                            Growth Fund -- 13 years (plus 5 years   Management Company             Capitalization Fund, Growth
                            of prior experience as an investment    Investment professional for    Fund and Global Discovery Fund
                            analyst for the fund)                   36 years, all with Capital
                            Global Discovery Fund -- 2 years        Research and Management
                                                                    Company or affiliate
---------------------------------------------------------------------------------------------------------------------------------
MARK H. DALZELL             Bond Fund -- 2 years                    Senior Vice President,         Serves as a fixed-income
                            Global Bond Fund -- 1 year (since the   Capital Research Company       portfolio counselor for Bond
                            fund's inception)                       Investment professional for    Fund and Global Bond Fund
                                                                    29 years in total; 19 years
                                                                    with Capital Research and
                                                                    Management Company or
                                                                    affiliate

----
24  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                                                                   PRIMARY TITLE WITH INVESTMENT
 PORTFOLIO COUNSELOR FOR                                              ADVISER (OR AFFILIATE)
  THE SERIES/TITLE (IF         PORTFOLIO COUNSELOR EXPERIENCE        AND INVESTMENT EXPERIENCE    PORTFOLIO COUNSELOR'S ROLE IN
       APPLICABLE)                     IN THE FUND(S)                 DURING PAST FIVE YEARS        MANAGEMENT OF THE FUND(S)
--------------------------------------------------------------------------------------------------------------------------------

MARK E. DENNING            Global Small Capitalization Fund --     Director, Capital Research     Serves as an equity portfolio
                           9 years (since the fund's inception)    and Management Company         counselor (primarily
                           Global Discovery Fund -- 2 years        Investment professional for    non-U.S.) for Global Small
                                                                   25 years, all with Capital     Capitalization Fund and
                                                                   Research and Management        Global Discovery Fund
                                                                   Company or affiliate
--------------------------------------------------------------------------------------------------------------------------------
J. BLAIR FRANK             Global Small Capitalization Fund --     Vice President, Capital        Serves as an equity portfolio
                           4 years                                 Research Company               counselor for Global Small
                           Growth-Income Fund -- 1 year            Investment professional for    Capitalization Fund and
                                                                   14 years in total; 13 years    Growth-Income Fund
                                                                   with Capital Research and
                                                                   Management Company or
                                                                   affiliate
--------------------------------------------------------------------------------------------------------------------------------
NICK J. GRACE              Global Growth Fund -- 5 years (plus     Senior Vice President,         Serves as an equity portfolio
                           4 years of prior experience as an       Capital Research Company       counselor for Global Growth
                           investment analyst for the fund)        Investment professional for    Fund
                                                                   17 years in total; 13 years
                                                                   with Capital Research and
                                                                   Management Company or
                                                                   affiliate
--------------------------------------------------------------------------------------------------------------------------------
J. DALE HARVEY             Blue Chip Income and Growth             Vice President, Capital        Serves as an equity portfolio
                           Fund -- 2 years                         Research and Management        counselor for Blue Chip
                                                                   Company                        Income and Growth Fund
                                                                   Investment professional for
                                                                   18 years in total; 16 years
                                                                   with Capital Research and
                                                                   Management Company or
                                                                   affiliate
--------------------------------------------------------------------------------------------------------------------------------
ALWYN W. HEONG             International Fund -- 11 years          Senior Vice President and      Serves as a non-U.S. equity
                                                                   Director, Capital Research     portfolio counselor for
                                                                   Company                        International Fund
                                                                   Investment professional for
                                                                   19 years in total; 15 years
                                                                   with Capital Research and
                                                                   Management Company or
                                                                   affiliate
--------------------------------------------------------------------------------------------------------------------------------
THOMAS H. HOGH             Global Bond Fund -- 1 year (since the   Senior Vice President,         Serves as a fixed-income
                           fund's inception)                       Capital Research Company       portfolio counselor for
                           U.S. Government/AAA-Rated               Investment professional for    Global Bond Fund and U.S.
                           Securities Fund -- 9 years              20 years in total; 17 years    Government/AAA-Rated
                                                                   with Capital Research and      Securities Fund
                                                                   Management Company or
                                                                   affiliate
--------------------------------------------------------------------------------------------------------------------------------
GREGG E. IRELAND           Global Growth and Income Fund --        Senior Vice President,         Serves as an equity portfolio
                           1 year (since the fund's inception)     Capital Research and           counselor for Global Growth
                           Growth Fund -- 1 year                   Management Company             and Income Fund and Growth
                                                                   Investment professional for    Fund
                                                                   34 years, all with Capital
                                                                   Research and Management
                                                                   Company or affiliate
--------------------------------------------------------------------------------------------------------------------------------
CARL M. KAWAJA             Global Growth and Income Fund --        Senior Vice President,         Serves as an equity portfolio
                           1 year (since the fund's inception)     Capital Research Company       counselor for Global Growth
                           New World Fund -- 8 years (since the    Investment professional for    and Income Fund and New World
                           fund's inception)                       19 years in total; 16 years    Fund
                                                                   with Capital Research and
                                                                   Management Company or
                                                                   affiliate
--------------------------------------------------------------------------------------------------------------------------------
MICHAEL T. KERR            Asset Allocation Fund -- 2 years        Vice President, Capital        Serves as an equity portfolio
                           Growth Fund -- 2 years                  Research and Management        counselor for Asset
                                                                   Company                        Allocation Fund and Growth
                                                                   Investment professional for    Fund
                                                                   24 years in total; 22 years
                                                                   with Capital Research and
                                                                   Management Company or
                                                                   affiliate
--------------------------------------------------------------------------------------------------------------------------------
SUNG LEE                   International Fund -- 1 year            Executive Vice President and   Serves as a non-U.S. equity
                                                                   Director, Capital Research     portfolio counselor for
                                                                   Company                        International Fund
                                                                   Investment professional for
                                                                   13 years, all with Capital
                                                                   Research and Management
                                                                   Company or affiliate
--------------------------------------------------------------------------------------------------------------------------------
JESPER LYCKEUS             International Fund -- less than 1 year  Senior Vice President,         Serves as a non-U.S. equity
                           (plus 8 years of prior experience as an Capital Research Company       portfolio counselor for
                           investment analyst for the fund)        Investment professional for    International Fund
                                                                   12 years in total; 11 years
                                                                   with Capital Research and
                                                                   Management Company or
                                                                   affiliate
--------------------------------------------------------------------------------------------------------------------------------
MARK R. MACDONALD          U.S. Government/AAA-Rated               Senior Vice President and      Serves as a fixed-income
                           Securities Fund -- 1 year               Director, Capital Research     portfolio counselor for U.S.
                                                                   and Management Company         Government/AAA-Rated
                                                                   Investment professional for    Securities Fund
                                                                   21 years in total; 13 years
                                                                   with Capital Research and
                                                                   Management Company or
                                                                   affiliate
--------------------------------------------------------------------------------------------------------------------------------
RONALD B. MORROW           Growth Fund -- 4 years (plus 6 years of Senior Vice President,         Serves as an equity portfolio
                           prior experience as an investment       Capital Research Company       counselor for Growth Fund
                           analyst for the fund)                   Investment professional for
                                                                   39 years in total; 10 years
                                                                   with Capital Research and
                                                                   Management Company or
                                                                   affiliate

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 25
                                                                             ---


                                                                 PRIMARY TITLE WITH INVESTMENT
                                                                    ADVISER (OR AFFILIATE)
PORTFOLIO COUNSELOR FOR THE    PORTFOLIO COUNSELOR EXPERIENCE      AND INVESTMENT EXPERIENCE    PORTFOLIO COUNSELOR'S ROLE IN
SERIES/TITLE (IF APPLICABLE)           IN THE FUND(S)               DURING PAST FIVE YEARS        MANAGEMENT OF THE FUND(S)
------------------------------------------------------------------------------------------------------------------------------

    JAMES R. MULALLY         Asset Allocation Fund -- 1 year     Senior Vice President,         Serves as a fixed-income
                                                                 Capital International Limited  portfolio counselor for Asset
                                                                 Investment professional for    Allocation Fund
                                                                 31 years in total; 27 years
                                                                 with Capital Research and
                                                                 Management Company or
                                                                 affiliate
------------------------------------------------------------------------------------------------------------------------------
    C. ROSS SAPPENFIELD      Growth-Income Fund -- 8 years       Vice President, Capital        Serves as an equity portfolio
                             Blue Chip Income and Growth         Research and Management        counselor for Growth-Income
                             Fund -- 6 years (since the fund's   Company                        Fund and Blue Chip Income and
                             inception)                          Investment professional for    Growth Fund
                                                                 15 years, all with Capital
                                                                 Research and Management
                                                                 Company or affiliate
------------------------------------------------------------------------------------------------------------------------------
    STEVEN T. WATSON         Global Growth Fund -- 5 years (plus Senior Vice President and      Serves as an equity portfolio
                             4 years of prior experience as an   Director, Capital Research     counselor for Global Growth
                             investment analyst for the fund)    Company                        Fund and Global Growth and
                             Global Growth and Income Fund --    Investment professional for    Income Fund
                             1 year (since the fund's inception) 20 years in total; 17 years with Capital Research and
                                                                 Management Company or
                                                                 affiliate
------------------------------------------------------------------------------------------------------------------------------
    PAUL A. WHITE            Global Growth Fund -- 2 years (plus Senior Vice President,         Serves as an equity portfolio
                             5 years of prior experience as an   Capital Research Company       counselor for Global Growth
                             investment analyst for the fund)    Investment professional for 9  Fund
                                                                 years in total; 8 years with
                                                                 Capital Research and
                                                                 Management Company or
                                                                 affiliate

Additional information regarding the portfolio counselors' compensation, holdings in other accounts and ownership of securities in American Funds
Insurance Series can be found in the statement of additional information.

PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts as well as so-called "feeder funds" under master-feeder arrangements sponsored by insurance companies. All such shares may be purchased or redeemed by the separate accounts (or feeder funds) at net asset values without any sales or redemption charges. Such purchases and redemptions are made promptly after corresponding purchases and redemptions of units of the separate accounts
(or feeder funds).

FREQUENT TRADING OF FUND SHARES

The series and American Funds Distributors, Inc., the Series' distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the series or American
Funds Distributors, Inc. has determined could involve actual or potential harm to the fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, maintains surveillance procedures to detect frequent trading in fund shares.
Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds
Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the Series' broad ability to restrict potentially harmful trading as described above, the Series' board of trustees has adopted a
"purchase blocking policy," under which any contract owner redeeming units representing a beneficial interest in any fund other than Cash Management Fund
(including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the contract owner's account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, where the entity maintaining the contract owner's account is able to identify the transaction as one of these types of transactions.

----
26  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


The Series reserves the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company may work with the insurance company separate accounts to apply their procedures which American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account and request that the separate account either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service Company is not satisfied that insurance company separate account has taken appropriate action, American Funds
Service Company may terminate the separate account's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE SERIES' SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING
POLICY, ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE SERIES' AND
AMERICAN FUNDS DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING
GENERALLY (INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE
PREVENTED OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE
STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN
FUNDS SERVICE COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN
THE SERIES.

VALUING SHARES

Each fund calculates its share price, also called net asset value, each day the
New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making
"fair value" determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of the portfolio securities of Global Discovery Fund, Global Growth Fund, Global Small
Capitalization Fund, International Fund, New World Fund and Global Growth and
Income Fund (collectively, the "International Funds"), the securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the International Funds.

Because certain of the funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the funds do not price their shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company.

PLANS OF DISTRIBUTION

The Series has adopted plans of distribution or "12b-1 plans" for Class 2 and
Class 3 shares. Under these plans, the Series may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Series' board of trustees. The plans provide for annual expenses of .25% for Class 2 shares and .18% for Class 3 shares. For these share classes, amounts paid under the 12b-1 plans are used by insurance company contract issuers to cover the expenses of certain contract owner services. The
12b-1 fees paid by the Series, as a percentage of average net assets, for the previous fiscal year, are indicated above in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of the Series' assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

DISTRIBUTIONS AND TAXES

Each fund of the Series intends to qualify as a "regulated investment company"
under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 27
                                                                             ---


FINANCIAL HIGHLIGHTS/1/

The Financial Highlights table is intended to help you understand the funds'
results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers
LLP, whose report, along with the funds' financial statements, is included in the statement of additional information, which is available upon request.
Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower.

                                Income (loss) from investment operations/2/      Dividends and distributions
                                ------------------------------------------  -------------------------------------

                                                Net gains
                      Net asset    Net         (losses) on                  Dividends                    Total     Net asset
                       value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period                beginning   income       realized and     investment  investment (from capital      and       end of
ended                 of period   (loss)       unrealized)      operations   income)      gains)     distributions  period

Global Discovery Fund
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06               $11.63     $ .15          $  1.89         $   2.04     $(.13)      $ (.49)       $ (.62)     $13.05
12/31/05                10.79       .14             1.05             1.19      (.11)        (.24)         (.35)      11.63
12/31/04                 9.94       .08              .98             1.06      (.09)        (.12)         (.21)      10.79
12/31/03                 7.26       .05             2.67             2.72      (.04)          --          (.04)       9.94
12/31/02                 9.30       .06            (2.05)           (1.99)     (.05)          --          (.05)       7.26
CLASS 2
12/31/06                11.59       .11             1.89             2.00      (.10)        (.49)         (.59)      13.00
12/31/05                10.76       .11             1.05             1.16      (.09)        (.24)         (.33)      11.59
12/31/04                 9.92       .06              .97             1.03      (.07)        (.12)         (.19)      10.76
12/31/03                 7.25       .02             2.67             2.69      (.02)          --          (.02)       9.92
12/31/02                 9.30       .04            (2.05)           (2.01)     (.04)          --          (.04)       7.25

Global Growth Fund
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06               $19.63     $ .41          $  3.62         $   4.03     $(.22)          --        $ (.22)     $23.44
12/31/05                17.31       .28             2.19             2.47      (.15)          --          (.15)      19.63
12/31/04                15.30       .18             1.92             2.10      (.09)          --          (.09)      17.31
12/31/03                11.35       .12             3.91             4.03      (.08)          --          (.08)      15.30
12/31/02                13.42       .09            (2.02)           (1.93)     (.14)          --          (.14)      11.35
CLASS 2
12/31/06                19.52       .36             3.59             3.95      (.18)          --          (.18)      23.29
12/31/05                17.23       .23             2.18             2.41      (.12)          --          (.12)      19.52
12/31/04                15.25       .14             1.91             2.05      (.07)          --          (.07)      17.23
12/31/03                11.32       .09             3.89             3.98      (.05)          --          (.05)      15.25
12/31/02                13.38       .06            (2.01)           (1.95)     (.11)          --          (.11)      11.32

Global Small Capitalization Fund
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06               $21.29     $ .19          $  4.74         $   4.93     $(.14)      $(1.21)       $(1.35)     $24.87
12/31/05                17.14       .13             4.23             4.36      (.21)          --          (.21)      21.29
12/31/04                14.15       .02             2.97             2.99        --           --            --       17.14
12/31/03                 9.27        --/4/          4.97             4.97      (.09)          --          (.09)      14.15
12/31/02                11.52        --/4/         (2.15)           (2.15)     (.10)          --          (.10)       9.27
CLASS 2
12/31/06                21.12       .14             4.70             4.84      (.11)       (1.21)        (1.32)      24.64
12/31/05                17.02       .09             4.19             4.28      (.18)          --          (.18)      21.12
12/31/04                14.08      (.01)            2.95             2.94        --           --            --       17.02
12/31/03                 9.23      (.03)            4.95             4.92      (.07)          --          (.07)      14.08
12/31/02                11.48      (.02)           (2.15)           (2.17)     (.08)          --          (.08)       9.23

Growth Fund
-----------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06               $59.36     $ .70          $  5.46         $   6.16     $(.63)      $ (.38)       $(1.01)     $64.51
12/31/05                51.39       .46             8.00             8.46      (.49)          --          (.49)      59.36
12/31/04                45.74       .32             5.51             5.83      (.18)          --          (.18)      51.39
12/31/03                33.47       .16            12.26            12.42      (.15)          --          (.15)      45.74
12/31/02                44.30       .12           (10.87)          (10.75)     (.08)          --          (.08)      33.47
CLASS 2
12/31/06                58.98       .54             5.43             5.97      (.49)        (.38)         (.87)      64.08
12/31/05                51.10       .34             7.92             8.26      (.38)          --          (.38)      58.98
12/31/04                45.50       .23             5.45             5.68      (.08)          --          (.08)      51.10
12/31/03                33.29       .06            12.19            12.25      (.04)          --          (.04)      45.50
12/31/02                44.09       .03           (10.82)          (10.79)     (.01)          --          (.01)      33.29

                                           Ratio of   Ratio of   Ratio of
                                           expenses   expenses     net
                              Net assets, to average to average   income
                                end of    net assets net assets (loss) to
Period                Total   period (in    before     after     average
ended                 return   millions)    waiver   waiver/3/  net assets

Global Discovery Fund
--------------------------------------------------------------------------
CLASS 1
12/31/06               17.66%   $    28       .62%       .56%      1.19%
12/31/05               11.07         22       .61        .56       1.27
12/31/04               10.72         20       .61        .60        .81
12/31/03               37.41         17       .61        .61        .55
12/31/02              (21.41)        10       .61        .61        .69
CLASS 2
12/31/06               17.41        151       .87        .81        .94
12/31/05               10.80         89       .86        .81       1.04
12/31/04               10.43         51       .86        .85        .60
12/31/03               37.11         24       .86        .86        .28
12/31/02              (21.67)         9       .86        .86        .48

Global Growth Fund
-------------------------------------------------------------------------------------------------
CLASS 1
12/31/06               20.73%   $   278       .58%       .53%      1.95%
12/31/05               14.37        206       .62        .57       1.56
12/31/04               13.80        202       .65        .64       1.15
12/31/03               35.63        188       .70        .70        .94
12/31/02              (14.46)       152       .71        .71        .73
CLASS 2
12/31/06               20.43      4,015       .83        .78       1.71
12/31/05               14.07      2,617       .87        .82       1.30
12/31/04               13.49      1,796       .90        .89        .92
12/31/03               35.27      1,082       .95        .95        .68
12/31/02              (14.64)       592       .96        .96        .48

Global Small Capitalization Fund
-------------------------------------------------------------------------------------------------
CLASS 1
12/31/06               24.35%   $   247       .77%       .69%       .82%
12/31/05               25.66        231       .79        .73        .72
12/31/04               21.13        193       .81        .80        .15
12/31/03               53.92        163       .83        .83       (.03)
12/31/02              (18.83)       108       .84        .84        .04
CLASS 2
12/31/06               24.05      2,927      1.02        .94        .61
12/31/05               25.35      1,977      1.04        .97        .49
12/31/04               20.88      1,198      1.06       1.05       (.07)
12/31/03               53.53        665      1.08       1.08       (.28)
12/31/02              (19.05)       290      1.09       1.09       (.20)

Growth Fund
-------------------------------------------------------------------------------------------------
CLASS 1
12/31/06               10.48%   $ 3,503       .34%       .31%      1.14%
12/31/05               16.50      3,709       .35        .32        .87
12/31/04               12.75      3,744       .36        .36        .68
12/31/03               37.15      3,877       .39        .39        .41
12/31/02              (24.27)     3,195       .40        .40        .30
CLASS 2
12/31/06               10.22     23,122       .59        .56        .89
12/31/05               16.19     18,343       .60        .57        .64
12/31/04               12.50     12,055       .61        .61        .50
12/31/03               36.80      7,107       .64        .64        .16
12/31/02              (24.46)     3,009       .65        .65        .07

----
28  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                      Income (loss) from investment operations/2/      Dividends and distributions
                      ------------------------------------------  -------------------------------------

                                      Net gains
            Net asset    Net         (losses) on                  Dividends                    Total     Net asset
             value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period      beginning   income       realized and     investment  investment (from capital      and       end of   Total
ended       of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return

Growth Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 3
12/31/06     $59.34      $.59           $ 5.46          $ 6.05      $(.51)       $(.38)       $ (.89)     $64.50    10.29%
12/31/05      51.38       .37             7.98            8.35       (.39)          --          (.39)      59.34    16.28
12/31/04/5/   47.74       .24             3.50            3.74       (.10)          --          (.10)      51.38     7.85

International Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06     $18.96      $.41           $ 3.21          $ 3.62      $(.38)       $(.19)       $ (.57)     $22.01    19.33%
12/31/05      15.82       .32             3.11            3.43       (.29)          --          (.29)      18.96    21.75
12/31/04      13.41       .22             2.41            2.63       (.22)          --          (.22)      15.82    19.66
12/31/03      10.07       .15             3.38            3.53       (.19)          --          (.19)      13.41    35.12
12/31/02      12.02       .15            (1.90)          (1.75)      (.20)          --          (.20)      10.07   (14.58)
CLASS 2
12/31/06      18.92       .35             3.20            3.55       (.34)        (.19)         (.53)      21.94    18.98
12/31/05      15.79       .28             3.11            3.39       (.26)          --          (.26)      18.92    21.50
12/31/04      13.39       .18             2.41            2.59       (.19)          --          (.19)      15.79    19.32
12/31/03      10.05       .12             3.37            3.49       (.15)          --          (.15)      13.39    34.85
12/31/02      11.97       .12            (1.89)          (1.77)      (.15)          --          (.15)      10.05   (14.84)
CLASS 3
12/31/06      18.96       .37             3.20            3.57       (.34)        (.19)         (.53)      22.00    19.07
12/31/05      15.82       .29             3.11            3.40       (.26)          --          (.26)      18.96    21.54
12/31/04/5/   13.76       .20             2.05            2.25       (.19)          --          (.19)      15.82    16.45

New World Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06     $16.67      $.41           $ 4.95          $ 5.36      $(.32)       $(.15)       $ (.47)     $21.56    32.88%
12/31/05      13.96       .33             2.58            2.91       (.20)          --          (.20)      16.67    21.10
12/31/04      11.99       .23             2.01            2.24       (.27)          --          (.27)      13.96    19.07
12/31/03       8.76       .21             3.21            3.42       (.19)          --          (.19)      11.99    39.56
12/31/02       9.44       .20             (.70)           (.50)      (.18)          --          (.18)       8.76    (5.45)
CLASS 2
12/31/06      16.56       .36             4.92            5.28       (.29)        (.15)         (.44)      21.40    32.59
12/31/05      13.89       .29             2.56            2.85       (.18)          --          (.18)      16.56    20.74
12/31/04      11.94       .19             2.01            2.20       (.25)          --          (.25)      13.89    18.80
12/31/03       8.73       .19             3.19            3.38       (.17)          --          (.17)      11.94    39.18
12/31/02       9.41       .18             (.70)           (.52)      (.16)          --          (.16)       8.73    (5.66)

Blue Chip Income and Growth Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06     $10.91      $.20           $ 1.63          $ 1.83      $(.16)       $(.61)       $ (.77)     $11.97    17.73%
12/31/05      10.26       .18              .59             .77       (.12)          --          (.12)      10.91     7.57
12/31/04       9.41       .15              .78             .93       (.08)          --          (.08)      10.26     9.94
12/31/03       7.17       .13             2.11            2.24         --           --            --        9.41    31.24
12/31/02       9.43       .16            (2.32)          (2.16)      (.10)          --          (.10)       7.17   (22.93)
CLASS 2
12/31/06      10.83       .17             1.61            1.78       (.13)        (.61)         (.74)      11.87    17.42
12/31/05      10.20       .15              .58             .73       (.10)          --          (.10)      10.83     7.24
12/31/04       9.36       .13              .78             .91       (.07)          --          (.07)      10.20     9.74
12/31/03       7.16       .11             2.09            2.20         --           --            --        9.36    30.73
12/31/02       9.41       .14            (2.30)          (2.16)      (.09)          --          (.09)       7.16   (23.07)

Global Growth and Income Fund/7/
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06     $10.00      $.14           $  .91          $ 1.05      $(.07)          --        $ (.07)     $10.98    10.49%
CLASS 2
12/31/06      10.00       .11              .92            1.03       (.06)          --          (.06)      10.97    10.30

Growth-Income Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06     $38.31      $.77           $ 5.03          $ 5.80      $(.72)       $(.96)       $(1.68)     $42.43    15.51%
12/31/05      36.81       .62             1.61            2.23       (.58)        (.15)         (.73)      38.31     6.08
12/31/04      33.61       .48             3.09            3.57       (.37)          --          (.37)      36.81    10.66
12/31/03      25.63       .42             7.96            8.38       (.40)          --          (.40)      33.61    32.76
12/31/02      31.70       .41            (6.16)          (5.75)      (.32)          --          (.32)      25.63   (18.15)
CLASS 2
12/31/06      38.12       .67             4.99            5.66       (.63)        (.96)        (1.59)      42.19    15.20
12/31/05      36.64       .53             1.60            2.13       (.50)        (.15)         (.65)      38.12     5.83
12/31/04      33.48       .41             3.06            3.47       (.31)          --          (.31)      36.64    10.37
12/31/03      25.52       .34             7.92            8.26       (.30)          --          (.30)      33.48    32.43
12/31/02      31.58       .35            (6.14)          (5.79)      (.27)          --          (.27)      25.52   (18.34)

                         Ratio of    Ratio of    Ratio of
                         expenses    expenses      net
            Net assets, to average  to average    income
              end of    net assets  net assets  (loss) to
Period      period (in    before      after      average
ended        millions)    waiver    waiver/3/   net assets

Growth Fund
----------------------------------------------------------------------------------
CLASS 3
12/31/06      $   451       .52%        .49%        .95%
12/31/05          499       .53         .50         .69
12/31/04/5/       516       .54/6/      .53/6/      .54/6/

International Fund
----------------------------------------------------------------------------------
CLASS 1
12/31/06      $ 1,648       .54%        .49%       1.99%
12/31/05        1,599       .57         .52        1.92
12/31/04        1,495       .60         .59        1.54
12/31/03        1,431       .63         .63        1.40
12/31/02        1,236       .63         .63        1.35
CLASS 2
12/31/06        7,260       .79         .74        1.72
12/31/05        4,790       .82         .77        1.64
12/31/04        2,752       .84         .83        1.27
12/31/03        1,385       .88         .88        1.08
12/31/02          636       .88         .88        1.05
CLASS 3
12/31/06          120       .72         .67        1.81
12/31/05          116       .75         .70        1.74
12/31/04/5/       115       .77/6/      .77/6/     1.45/6/

New World Fund
----------------------------------------------------------------------------------
CLASS 1
12/31/06      $   126       .88%        .80%       2.19%
12/31/05           88       .92         .85        2.22
12/31/04           63       .93         .92        1.81
12/31/03           47       .92         .92        2.15
12/31/02           35       .91         .91        2.14
CLASS 2
12/31/06        1,175      1.13        1.05        1.93
12/31/05          677      1.17        1.10        1.97
12/31/04          373      1.18        1.17        1.57
12/31/03          224      1.17        1.17        1.90
12/31/02          124      1.16        1.16        1.89

Blue Chip Income and Growth Fund
----------------------------------------------------------------------------------
CLASS 1
12/31/06      $   159       .43%        .39%       1.75%
12/31/05          135       .45         .41        1.73
12/31/04          129       .46         .46        1.60
12/31/03          107       .52         .50        1.67
12/31/02           54       .52         .52        1.89
CLASS 2
12/31/06        3,937       .68         .64        1.50
12/31/05        3,029       .70         .66        1.48
12/31/04        2,349       .71         .70        1.37
12/31/03        1,490       .76         .74        1.41
12/31/02          426       .77         .77        1.76

Global Growth and Income Fund/7/
----------------------------------------------------------------------------------
CLASS 1
12/31/06      $    45       .72%/6/     .65%/6/    2.10%/6/
CLASS 2
12/31/06          638       .97/6/      .90/6/     1.64/6/

Growth-Income Fund
----------------------------------------------------------------------------------
CLASS 1
12/31/06      $ 3,759       .28%        .25%       1.92%
12/31/05        3,825       .29         .27        1.68
12/31/04        4,213       .31         .30        1.39
12/31/03        4,402       .34         .34        1.45
12/31/02        3,741       .35         .35        1.43
CLASS 2
12/31/06       22,688       .53         .50        1.67
12/31/05       17,608       .54         .52        1.44
12/31/04       13,105       .56         .55        1.19
12/31/03        7,824       .59         .59        1.18
12/31/02        3,632       .60         .60        1.22

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 29
                                                                             ---


                      Income (loss) from investment operations/2/      Dividends and distributions
                      ------------------------------------------  -------------------------------------

                                      Net gains
            Net asset    Net         (losses) on                  Dividends                    Total     Net asset
             value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period      beginning   income       realized and     investment  investment (from capital      and       end of   Total
ended       of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return

Growth-Income Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 3
12/31/06     $38.31      $.70            $5.01          $5.71       $(.64)       $(.96)       $(1.60)     $42.42    15.30%
12/31/05      36.80       .56             1.61           2.17        (.51)        (.15)         (.66)      38.31     5.88
12/31/04/5/   34.64       .41             2.07           2.48        (.32)          --          (.32)      36.80     7.18

Asset Allocation Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06     $16.56      $.47           $ 1.97          $2.44       $(.43)       $(.23)        $(.66)     $18.34    14.96%
12/31/05      15.49       .41             1.05           1.46        (.39)          --          (.39)      16.56     9.45
12/31/04      14.58       .39              .84           1.23        (.32)          --          (.32)      15.49     8.50
12/31/03      12.23       .41             2.29           2.70        (.35)          --          (.35)      14.58    22.14
12/31/02      14.30       .45            (2.19)         (1.74)       (.33)          --          (.33)      12.23   (12.19)
CLASS 2
12/31/06      16.47       .42             1.96           2.38        (.39)        (.23)         (.62)      18.23    14.66
12/31/05      15.42       .37             1.04           1.41        (.36)          --          (.36)      16.47     9.14
12/31/04      14.51       .36              .84           1.20        (.29)          --          (.29)      15.42     8.34
12/31/03      12.18       .37             2.27           2.64        (.31)          --          (.31)      14.51    21.74
12/31/02      14.25       .42            (2.18)         (1.76)       (.31)          --          (.31)      12.18   (12.38)
CLASS 3
12/31/06      16.56       .44             1.97           2.41        (.40)        (.23)         (.63)      18.34    14.75
12/31/05      15.49       .38             1.05           1.43        (.36)          --          (.36)      16.56     9.26
12/31/04/5/   14.85       .36              .58            .94        (.30)          --          (.30)      15.49     6.38

Bond Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06     $11.31      $.63            $ .17          $ .80       $(.47)          --         $(.47)     $11.64     7.31%
12/31/05      11.57       .60             (.40)           .20        (.46)          --          (.46)      11.31     1.77
12/31/04      11.34       .56              .10            .66        (.43)          --          (.43)      11.57     6.04
12/31/03      10.41       .57              .78           1.35        (.42)          --          (.42)      11.34    13.07
12/31/02      10.44       .67             (.24)           .43        (.46)          --          (.46)      10.41     4.26
CLASS 2
12/31/06      11.22       .60              .16            .76        (.45)          --          (.45)      11.53     6.99
12/31/05      11.48       .57             (.39)           .18        (.44)          --          (.44)      11.22     1.59
12/31/04      11.27       .53              .09            .62        (.41)          --          (.41)      11.48     5.72
12/31/03      10.36       .53              .78           1.31        (.40)          --          (.40)      11.27    12.80
12/31/02      10.40       .64             (.24)           .40        (.44)          --          (.44)      10.36     4.05

Global Bond Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1/8/
12/31/06     $10.00      $.10             $.15           $.25       $(.07)          --         $(.07)     $10.18     2.52%
CLASS 2/9/
12/31/06      10.00       .06              .18            .24        (.07)          --          (.07)      10.17     1.99

High-Income Bond Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06     $12.41     $ .92           $  .37          $1.29       $(.80)          --        $ (.80)     $12.90    10.89%
12/31/05      12.89       .85             (.55)           .30        (.78)          --          (.78)      12.41     2.46
12/31/04      12.54       .84              .32           1.16        (.81)          --          (.81)      12.89     9.83
12/31/03      10.44       .90             2.12           3.02        (.92)          --          (.92)      12.54    29.79
12/31/02      11.78      1.01            (1.25)          (.24)      (1.10)          --         (1.10)      10.44    (1.51)
CLASS 2
12/31/06      12.32       .89              .36           1.25        (.78)          --          (.78)      12.79    10.59
12/31/05      12.81       .81             (.55)           .26        (.75)          --          (.75)      12.32     2.20
12/31/04      12.47       .81              .32           1.13        (.79)          --          (.79)      12.81     9.59
12/31/03      10.39       .86             2.12           2.98        (.90)          --          (.90)      12.47    29.51
12/31/02      11.74       .97            (1.25)          (.28)      (1.07)          --         (1.07)      10.39    (1.83)
CLASS 3
12/31/06      12.39       .90              .36           1.26        (.77)          --          (.77)      12.88    10.66
12/31/05      12.87       .82             (.55)           .27        (.75)          --          (.75)      12.39     2.25
12/31/04/5/   12.79       .78              .11            .89        (.81)          --          (.81)      12.87     7.52

U.S. Government/AAA-Rated Securities Fund
---------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06     $11.91      $.55            $(.10)         $ .45       $(.49)          --         $(.49)     $11.87     3.95%
12/31/05      12.07       .48             (.16)           .32        (.48)          --          (.48)      11.91     2.70
12/31/04      12.24       .45             (.03)           .42        (.59)          --          (.59)      12.07     3.58
12/31/03      12.37       .46             (.15)           .31        (.44)          --          (.44)      12.24     2.51
12/31/02      11.87       .54              .55           1.09        (.59)          --          (.59)      12.37     9.45
CLASS 2
12/31/06      11.83       .51             (.09)           .42        (.46)          --          (.46)      11.79     3.75
12/31/05      12.00       .45             (.16)           .29        (.46)          --          (.46)      11.83     2.41
12/31/04      12.17       .41             (.03)           .38        (.55)          --          (.55)      12.00     3.30
12/31/03      12.31       .42             (.14)           .28        (.42)          --          (.42)      12.17     2.28
12/31/02      11.83       .50              .55           1.05        (.57)          --          (.57)      12.31     9.15

                         Ratio of   Ratio of   Ratio of
                         expenses   expenses     net
            Net assets, to average to average   income
              end of    net assets net assets (loss) to
Period      period (in    before     after     average
ended        millions)    waiver   waiver/3/  net assets

Growth-Income Fund
-------------------------------------------------------------------------------
CLASS 3
12/31/06        $458       .46%       .43%       1.74%
12/31/05         471       .47        .45        1.50
12/31/04/5/      537       .49/6/     .48/6/     1.24/6/

Asset Allocation Fund
-------------------------------------------------------------------------------
CLASS 1
12/31/06      $1,079       .33%       .30%       2.67%
12/31/05         879       .35        .32        2.57
12/31/04         899       .38        .37        2.64
12/31/03         911       .42        .42        3.12
12/31/02         797       .45        .45        3.31
CLASS 2
12/31/06       6,362       .58        .55        2.42
12/31/05       5,120       .60        .57        2.31
12/31/04       3,797       .62        .62        2.42
12/31/03       2,314       .67        .67        2.81
12/31/02       1,056       .70        .70        3.11
CLASS 3
12/31/06          76       .51        .48        2.49
12/31/05          76       .53        .50        2.39
12/31/04/5/       81       .55/6/     .55/6/     2.50/6/

Bond Fund
-------------------------------------------------------------------------------
CLASS 1
12/31/06       $ 230       .43%       .39%       5.54%
12/31/05         182       .44        .40        5.30
12/31/04         195       .45        .44        4.94
12/31/03         213       .47        .47        5.19
12/31/02         218       .49        .49        6.60
CLASS 2
12/31/06       3,374       .68        .64        5.29
12/31/05       2,312       .69        .65        5.06
12/31/04       1,759       .70        .69        4.68
12/31/03       1,280       .72        .72        4.88
12/31/02         697       .74        .74        6.34

Global Bond Fund
-------------------------------------------------------------------------------
CLASS 1/8/
12/31/06         $12       .15%       .13%       1.00%
CLASS 2/9/
12/31/06          15       .13        .12         .60

High-Income Bond Fund
-------------------------------------------------------------------------------
CLASS 1
12/31/06        $293       .49%       .45%       7.36%
12/31/05         309       .50        .46        6.76
12/31/04         364       .50        .50        6.74
12/31/03         411       .51        .51        7.74
12/31/02         335       .52        .52        9.55
CLASS 2
12/31/06         832       .74        .70        7.12
12/31/05         590       .75        .71        6.55
12/31/04         444       .75        .74        6.48
12/31/03         319       .76        .76        7.41
12/31/02         183       .77        .77        9.28
CLASS 3
12/31/06          34       .67        .63        7.19
12/31/05          37       .68        .64        6.58
12/31/04/5/       46       .68/6/     .68/6/     6.57/6/

U.S. Government/AAA-Rated Securities Fund
--------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06        $218       .47%       .42%       4.64%
12/31/05         252       .47        .43        3.99
12/31/04         286       .47        .46        3.68
12/31/03         373       .46        .46        3.71
12/31/02         517       .47        .47        4.45
CLASS 2
12/31/06         402       .72        .67        4.40
12/31/05         341       .72        .68        3.75
12/31/04         285       .72        .71        3.42
12/31/03         273       .71        .71        3.43
12/31/02         288       .72        .72        4.14

----
30  AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS
----


                      Income (loss) from investment operations/2/      Dividends and distributions
                      ------------------------------------------- -------------------------------------

                                      Net gains
            Net asset    Net         (losses) on                  Dividends                    Total     Net asset
             value,   investment   securities (both   Total from  (from net  Distributions   dividends    value,
Period      beginning   income       realized and     investment  investment (from capital      and       end of   Total
ended       of period   (loss)       unrealized)      operations   income)      gains)     distributions  period   return

U.S. Government/AAA-Rated Securities Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 3
12/31/06     $11.89      $.52           $(.09)           $.43       $(.46)        --           $(.46)     $11.86    3.80%
12/31/05      12.05       .46            (.16)            .30        (.46)        --            (.46)      11.89    2.50
12/31/04/5/   12.34       .41            (.11)            .30        (.59)        --            (.59)      12.05    2.58

Cash Management Fund
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
12/31/06     $11.31      $.54              --/4/         $.54       $(.23)        --           $(.23)     $11.62    4.81%
12/31/05      11.09       .33              --/4/          .33        (.11)        --            (.11)      11.31    2.97
12/31/04      11.07       .11              --/4/          .11        (.09)        --            (.09)      11.09     .96
12/31/03      11.17       .07              --/4/          .07        (.17)        --            (.17)      11.07     .67
12/31/02      11.41       .14              --/4/          .14        (.38)        --            (.38)      11.17    1.24
CLASS 2
12/31/06      11.26       .51              --/4/          .51        (.21)        --            (.21)      11.56    4.59
12/31/05      11.05       .30              --/4/          .30        (.09)        --            (.09)      11.26    2.68
12/31/04      11.03       .08              --/4/          .08        (.06)        --            (.06)      11.05     .70
12/31/03      11.12       .05              --/4/          .05        (.14)        --            (.14)      11.03     .47
12/31/02      11.37       .11              --/4/          .11        (.36)        --            (.36)      11.12    1.00
CLASS 3
12/31/06      11.29       .52              --/4/          .52        (.21)        --            (.21)      11.60    4.64
12/31/05      11.07       .30              --/4/          .30        (.08)        --            (.08)      11.29    2.74
12/31/04/5/   11.07       .09              --/4/          .09        (.09)        --            (.09)      11.07     .78

                         Ratio of   Ratio of   Ratio of
                         expenses   expenses     net
            Net assets, to average to average   income
              end of    net assets net assets (loss) to
Period      period (in    before     after     average
ended        millions)    waiver   waiver/3/  net assets

U.S. Government/AAA-Rated Securities Fund
--------------------------------------------------------------------------------------------------------------
CLASS 3
12/31/06        $32        .65%       .60%       4.45%
12/31/05         39        .65        .61        3.81
12/31/04/5/      43        .65/6/     .65/6/     3.51/6/

Cash Management Fund
--------------------------------------------------------------------------------------------------
CLASS 1
12/31/06       $ 98        .33%       .30%       4.74%
12/31/05         75        .33        .30        2.91
12/31/04         78        .37        .36         .96
12/31/03        103        .47        .47         .68
12/31/02        203        .46        .46        1.25
CLASS 2
12/31/06        282        .58        .55        4.52
12/31/05        153        .58        .55        2.71
12/31/04        110        .61        .61         .76
12/31/03         99        .72        .72         .42
12/31/02        133        .71        .71        1.00
CLASS 3
12/31/06         18        .51        .48        4.53
12/31/05         16        .51        .48        2.70
12/31/04/5/      20        .54/6/     .54/6/      .80/6/

                                                     Year ended December 31
                                                  ----------------------------
Portfolio turnover rate for all classes of shares 2006  2005  2004  2003  2002
------------------------------------------------- ----  ----  ----  ----  ----

    Global Discovery Fund                           31%   53%   28%   30%   25%
    Global Growth Fund                              31    26    24    27    30
    Global Small Capitalization Fund                50    47    49    51    66
    Growth Fund                                     35    29    30    34    34
    International Fund                              29    40    37    40    30
    New World Fund                                  32    26    18    19    22
    Blue Chip Income and Growth Fund                21    33    13    12     8
    Global Growth and Income Fund/7/                 8    --    --    --    --
    Growth-Income Fund                              25    20    21    21    26
    Asset Allocation Fund                           38    23    20    20    25
    Bond Fund                                       57    46    34    20    29
    Global Bond Fund/8/                              7    --    --    --    --
    High-Income Bond Fund                           35    35    38    48    45
    U.S. Government/AAA-Rated Securities Fund       76    86    68    63    53
    Cash Management Fund                            --    --    --    --    --

/1/Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/Based on average shares outstanding.

/3/The ratios in this column reflect the impact, if any, of certain waivers by
   Capital Research and Management Company. During some of the periods shown,
   Capital Research and Management Company reduced fees for investment advisory services for all share classes.

/4/Amount less than $.01.

/5/From January 16, 2004, when Class 3 shares were first issued.

/6/Annualized.

/7/From May 1, 2006, commencement of operations.

/8/From October 4, 2006, commencement of operations.

/9/From November 6, 2006, when Class 2 shares were first issued.

                                                                             ---
                                AMERICAN FUNDS INSURANCE SERIES / PROSPECTUS 31
                                                                             ---


[LOGO] American Funds(R)              The right choice for the long term(R)

OTHER FUND INFORMATION

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series' investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS
The current SAI, as amended from time to time, contains more detailed information on all aspects of the Series, including the funds' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the
Series' investment adviser and its affiliated companies.

The current SAI and the codes of ethics are on file with the Securities and
Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

Because you cannot purchase shares of the Series directly, the Series does not maintain an Internet website. However, the current SAI and annual/semi-annual reports to shareholders may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at 800/421-4120 or writing to the Secretary at 333 South Hope Street, Los Angeles, California
90071.

Printed on recycled paper  Litho in USA  Investment Company File No. 811-3857

The Capital Group Companies
American Funds      Capital Research and Management      Capital International
Capital Guardian      Capital Bank and Trust


                        AMERICAN FUNDS INSURANCE SERIES

                                     Part B
                      Statement of Additional Information
                                May 1, 2007

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Insurance Series (the "Series") dated May
1, 2007. You may obtain a prospectus from your financial adviser or by writing to the Series at the following address:

                        American Funds Insurance Series
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

                               TABLE OF CONTENTS

Item                                                                  Page No.
----                                                                  --------

Financial statements

                   American Funds Insurance Series -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES
The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.

GLOBAL DISCOVERY FUND

     General

     .    The fund invests primarily in stocks of companies in the services and information areas of the global economy.

     .    The fund may invest up to 25% of its assets in companies outside the services and information area of the global economy. Under normal market conditions, the fund will invest in equity securities, including common and preferred stocks or other securities convertible into stocks.

     .    The fund may hold cash and cash equivalents, government and other debt securities of companies outside the services and information area.

     Non-U.S. securities

     .    Although the fund currently expects to invest a majority of its assets in the United States, it may invest its assets on a global basis. The fund may invest in securities of issuers domiciled outside the United
          States, including securities denominated in currencies other than the
          U.S. dollar.

     Debt securities

     .    The fund may not invest in debt securities rated below Ca by Moody's
          Investors Service ("Moody's") and below CC by Standard & Poor's
          Corporation ("S&P") or in unrated securities determined to be of equivalent quality.

GLOBAL GROWTH FUND

     General

     .    The fund invests primarily in common stocks of companies located around the world.

     Debt securities

     .    The fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa or below by Moody's and BBB or below by
          S&P or in unrated securities that are determined to be of equivalent quality.

                   American Funds Insurance Series -- Page 2

GLOBAL SMALL CAPITALIZATION FUND

     Equity securities

     .    Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations. The investment adviser currently defines "small market capitalization"
          companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodially reevaluated and adjusted this definition and may continue to do so in the future.

     Debt securities

     .    The fund may invest up to 10% of its assets in straight debt securities rated Baa or below by Moody's and BBB or below by S&P, or unrated but determined to be of equivalent quality.

GROWTH FUND

     General

     .    The fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

     Non-U.S. securities

     .    The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada.

     Debt securities

     .    The fund may invest up to 10% of its assets in straight debt securities rated Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

INTERNATIONAL FUND

     General

     .    The fund invests primarily in common stocks of companies located outside the United States.

     Debt securities

     .    The fund may invest up to 5% of its assets in straight debt securities rated Baa or below by Moody's and BBB or below by S&P or in unrated securities that are determined to be of equivalent quality.

                   American Funds Insurance Series -- Page 3

NEW WORLD FUND

     General

     .    The fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

     .    The fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries which have developing economies and/or markets.

     Equity securities

     .    The fund may invest the balance of its assets in equity securities of any company regardless of where it is based, provided the adviser has determined that a significant portion of its assets or revenues
          (generally 20% or more) is attributable to developing countries.

     Debt securities

     .    The fund may invest up to 25% of its assets in straight debt securities of issuers primarily based in qualified countries which have developing economies and/or markets, or issuers that the fund's investment adviser determines have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries.

     .    The fund may invest up to 25% of its assets in straight debt securities rated Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

BLUE CHIP INCOME AND GROWTH FUND

     General

     .    The fund invests primarily in common stocks of larger, more established companies based in the United States.

     Equity securities

     .    The fund ordinarily will invest at least 90% of its equity assets in the stock of companies in business for five or more years (including predecessor companies); that pay regular dividends; whose debt securities are rated Baa or above by Moody's or BBB or above by S&P or unrated but determined to be of equivalent quality; and reflect a market capitalization of $4 billion and above. The fund will not invest in private companies.

     Non-U.S. securities

     .    The fund may invest up to 10% of its assets in equity securities of larger non-U.S. companies that are listed or traded in the United
          States.

                   American Funds Insurance Series -- Page 4

GLOBAL GROWTH AND INCOME FUND

     General

     .    The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of
          well-established companies located around the world.

     Non-U.S. securities

     .    The fund may invest a majority of its assets outside the United
          States.  For temporary defensive purposes, the fund may invest principally or entirely in securities that are denominated in U.S.
          dollars or whose issuers are domiciled in the United States.

     Debt securities

     .    The fund may invest up to 10% of its assets in straight debt securities rated Baa or below by Moody's and BBB or below by S&P or unrated but determined to be of equivalent quality.

     .    The fund may invest up to 5% of its assets in straight debt securities rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality.

GROWTH-INCOME FUND

     General

     .    The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

     Non-U.S. securities

     .    The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and not in the S&P 500.

     Debt securities

     .    The fund may invest up to 5% of its assets in straight debt securities rated Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

ASSET ALLOCATION FUND

     General

     .    The fund will generally invest 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments (including cash).

                   American Funds Insurance Series -- Page 5

     Debt securities

     .    Up to 25% of the fund's debt assets may be invested in straight debt securities (i.e., not convertible into equity) rated Ba and BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

     Non-U.S. securities

     .    The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not in the S&P 500.

     .    The fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the United States.

BOND FUND

     Equity securities
     .    The fund may not purchase equity securities directly, other than certain convertible preferred securities, subject to a 20% overall limit on preferred securities. The fund may retain up to 5% of its assets in common stock, warrants and rights received in conjunction with, or in exchange for, debt securities.

     Debt securities
     .    The fund will invest at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument and cash equivalents, and include nonvoting, nonconvertible preferred securities.

     .    The fund may invest up to 20% of its assets in preferred securities, including convertible and nonconvertible preferred securities.

     .    The fund will invest at least 35% of its assets in debt securities
          (including cash and cash equivalents) rated A or better by Moody's or
          S&P or in unrated securities that are determined to be of equivalent quality.

     .    The fund will invest at least 65% of its assets in debt securities
          (including cash and cash equivalents) that are rated Baa or better by
          Moody's or BBB or better by S&P or in unrated securities that are determined to be of equivalent quality.

     .    The fund may invest up to 35% of its assets in debt securities rated
          Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

     Non-U.S. securities

     .    The fund may invest up to 20% of its assets in non-U.S. dollar denominated securities.

                   American Funds Insurance Series -- Page 6

GLOBAL BOND FUND

     Debt securities

     .    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents and may include certain preferred securities).

     .    Normally, the fund will invest substantially in debt securities rated
          Baa or better by Moody's or BBB or better by S&P or unrated but determined to be of equivalent quality.

     .    The fund may invest up to 35% of its assets in debt securities rated
          Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality.

HIGH-INCOME BOND FUND

     Debt securities

     .    The fund will invest at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities.

     .    The fund will invest at least 65% of its assets in debt securities rated Ba or below by Moody's or BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

     Equity and other securities

     .    The fund may invest up to 20% of its assets in equity securities, such as common and preferred stocks and convertible securities.

     Maturity

     .    The fund generally will invest in securities with maturities in excess of three years.

     Non-U.S. securities

     .    The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

     General

     .    The fund will invest at least 80% of its assets in securities guaranteed by the "full faith and credit" pledge of the U.S.
          government or debt securities that are rated Aaa by Moody's or AAA by
          S&P or unrated but determined to be of equivalent quality.

                   American Funds Insurance Series -- Page 7

CASH MANAGEMENT FUND

     General

     .    The fund will invest in high quality money market instruments rated in the two highest quality categories by at least two nationally recognized statistical rating organizations.

     Maturity

     .    The fund may purchase securities that mature or may be redeemed in 13 months or less (25 months or less if U.S. government securities), even if their original maturity is greater than one year.

     Non-U.S. securities

     .    The fund may invest up to 35% of its assets in U.S. dollar-denominated securities issued by non-U.S. or Canadian entities or in securities with credit and liquidity support features provided by non-U.S. or
          Canadian entities.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

With respect to all funds, portfolio changes will be made without regard to the length of time a particular investment may have been held.

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. Equity securities held by the funds typically consist of common stocks.
The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. The prices of these securities can also be adversely affected depending on the outcome of financial contracts (such as derivatives) held by third parties relating to various assets or indices.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the funds' ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by certain of the funds may involve large price swings and potential for loss.

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

                   American Funds Insurance Series -- Page 8

Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by
S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. The prices of these securities also can be adversely affected depending on the outcome of financial contracts (such as derivatives) held by third parties relating to various assets or indices.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the funds' ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the funds' portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

Credit ratings for debt securities provided by rating agencies evaluate the safety of principal and interest payments, not market value risk. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier. See the Appendix for more information about credit ratings.

                   American Funds Insurance Series -- Page 9

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred securities automatically convert into common stocks and some may be subject to redemption at the option of the issuer at a predetermined price. The prices and yields of nonconvertible preferred securities generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Convertible bonds, convertible preferred stocks and other securities may sometimes be converted, or may automatically convert, into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

INVESTING IN SMALLER CAPITALIZATION STOCKS -- Global Discovery Fund, Global
Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund,
New World Fund, Global Growth and Income Fund, Growth-Income Fund and Asset
Allocation Fund may invest in the stocks of smaller capitalization companies
(typically companies with market capitalizations of less than $3.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities.
However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. Because Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S.
standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The funds determine relative market capitalizations using U.S. standards. Accordingly, the funds' non-U.S.
investments may have large capitalizations relative to market capitalizations of companies based outside the United States.

INVESTING IN PRIVATE COMPANIES -- Global Discovery Fund, Global Growth Fund,
Global Small Capitalization Fund, Growth Fund, International Fund, New World
Fund, Global Growth and Income Fund, Growth-Income Fund, Asset Allocation Fund,
Bond Fund, Global Bond Fund and High-Income Bond Fund may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company's public offering and are often subject to additional contractual restrictions on resale that would prevent the funds from selling their company shares for a period of time following the public offering.

                   American Funds Insurance Series -- Page 10

Investments in private companies can offer the funds significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

INVESTING IN VARIOUS COUNTRIES -- Global Discovery Fund, Global Growth Fund,
Global Small Capitalization Fund, Growth Fund, International Fund, New World
Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund,
Growth-Income Fund, Asset Allocation Fund, Bond Fund, Global Bond Fund and
High-Income  Bond Fund may invest in securities of issuers domiciled outside the
United States and which may be denominated in currencies other than the U.S.
dollar. Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values;
different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, developing countries may have less stable governments; may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets; and may have less protection of property rights than more developed countries. The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the funds' investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the funds will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

U.S. Government/AAA-Rated Securities Fund and Cash Management Fund may purchase obligations of non-U.S. corporations or governmental entities, provided they are
U.S. dollar-denominated and highly liquid. Accordingly, while the risks mentioned above are still present, they are present to a lesser extent.

Certain risk factors related to developing countries are discussed below:

     CURRENCY FLUCTUATIONS -- Certain funds may invest in securities valued in currencies other than the U.S. dollar. Certain developing countries'
     currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if

                   American Funds Insurance Series -- Page 11

     the U.S. dollar appreciates against foreign currencies, the value of the funds' securities holdings would generally depreciate and vice versa.
     Consistent with their investment objectives, the funds can engage in certain currency transactions to hedge against currency fluctuations. See
     "Currency Transactions" below.

     GOVERNMENT REGULATION -- The political, economic and social structures of certain developing countries may be more volatile and less developed than those in the United States. Certain developing countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

     Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While the funds will only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the funds'
     investment. If this happened, the funds' response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the funds' liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the funds because foreign shareholders hold the maximum amount legally permissible.

     While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation or creation of government monopolies to the possible detriment of the funds' investments.

     LESS DEVELOPED SECURITIES MARKETS -- Developing countries may have less well-developed securities markets and exchanges. The securities markets have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

     SETTLEMENT RISKS -- Settlement systems in developing countries are generally less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the funds may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the "counterparty")
     through whom the transaction is effected might cause

                   American Funds Insurance Series -- Page 12

     the funds to suffer a loss. The funds will seek, where possible, to use counterparties whose financial status is such that this risk is reduced.
     However, there can be no certainty that the funds will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the funds.

     INVESTOR INFORMATION -- The funds may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the funds will not invest in such market or security.

     TAXATION -- Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the funds could in the future become subject to local tax liability that they had not reasonably anticipated in conducting their investment activities or valuing their assets.

     LITIGATION -- The funds and their shareholders may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies.

     FRAUDULENT SECURITIES -- Securities purchased by the funds may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the funds.

     LOAN PARTICIPATIONS -- New World Fund may invest, subject to its overall limitation on debt securities, in loan participations, typically made by a syndicate of banks to governmental or corporate borrowers for a variety of purposes. The underlying loans to developing market governmental borrowers may be in default and may be subject to restructuring under the Brady Plan.
     The underlying loans may be secured or unsecured, and will vary in term and legal structure.

CURRENCY TRANSACTIONS -- Global Discovery Fund, Global Growth Fund, Global Small
Capitalization Fund, Growth Fund, International Fund, New World Fund, Global
Growth and Income Fund, Asset Allocation Fund, Bond Fund, Global Bond Fund and
High-Income Bond Fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. Blue Chip Income and Growth Fund and
Growth-Income Fund do not currently intend to engage in any such transactions other than purchasing and selling currencies and foreign exchange contracts which will be used to facilitate settlement of trades. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the funds will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The funds will

                   American Funds Insurance Series -- Page 13

not generally attempt to protect against all potential changes in exchange rates. The funds will segregate liquid assets which will be marked to market daily to meet their forward contract commitments to the extent required by the
Securities and Exchange Commission.

Bond Fund, Global Bond Fund and High-Income Bond Fund may enter into the transactions described above and may also enter into exchange-traded futures contracts relating to foreign currencies ("currency contracts") in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. In addition, forward currency contracts may be used by these funds to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An exchange-traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange date.
Although currency contracts typically will involve the purchase and sale of a currency against the U.S. dollar, these funds also may enter into currency contracts not involving the U.S. dollar. In connection with these futures transactions, the Series has filed a notice of eligibility with the Commodity
Futures Trading Commission ("CFTC") that exempts the Series from CFTC registration as a "commodity pool operator" as defined under the Commodity
Exchange Act. Pursuant to this notice, these funds will observe certain CFTC guidelines with respect to its futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than "hedging" (as defined by CFTC rules)
up to 5% of a fund's net assets.

Bond Fund, Global Bond Fund and High-Income Bond Fund may attempt to accomplish objectives similar to those involved in their use of currency contracts by purchasing put or call options on currencies. A put option gives a fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the U.S. dollar value of a currency in which they hold or anticipate holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which the fund anticipates purchasing securities.

Currency options may be either listed on an exchange or traded over-the-counter
("OTC options"). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise) prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. Bond Fund, Global Bond Fund and High-Income Bond
Fund will not purchase an OTC option unless the investment adviser believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation which guarantees performance.
Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

                   American Funds Insurance Series -- Page 14

Certain provisions of the Internal Revenue Code may limit the extent to which the funds may enter into forward contracts. Such transactions may also affect, for U.S. federal tax purposes, the character and timing of income, gain or loss recognized by the funds.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The funds may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the funds may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the funds may sell such securities.

Asset Allocation Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund and
U.S. Government/AAA-Rated Securities Fund may also enter into "roll"
transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The funds assume the risk of price and yield fluctuations during the time of the commitment. The funds will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements under which the funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the Series'
custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the funds may be delayed or limited.

U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

                   American Funds Insurance Series -- Page 15

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The
     securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae),
     the Veterans Administration (VA), the Federal Housing Administration (FHA),
     the Export-Import Bank (Exim Bank), the Overseas Private Investment
     Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small
     Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

PASS-THROUGH SECURITIES -- The funds may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment.
Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

     MORTGAGE-BACKED SECURITIES -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S.
     government agencies may be guaranteed by the full faith and credit of the
     U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.
     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

                   American Funds Insurance Series -- Page 16

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some
     CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.
     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

"IOs" and "POs" are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments
(POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

WARRANTS AND RIGHTS -- The funds may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

INFLATION-INDEXED BONDS -- Asset Allocation Fund, Bond Fund, Global Bond Fund,
High-Income Bond Fund and U.S. Government/AAA-Rated Securities Fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The principal

                   American Funds Insurance Series -- Page 17

value of this type of bond is adjusted in response to changes in the level of the consumer price index. The interest rate is fixed at issuance as a percentage of this adjustable principal. The actual interest income may therefore both rise and fall as the level of the consumer price index rises and falls. In particular, in a period of deflation the interest income would fall. While the interest income may adjust upward or downward without limit in response to changes in the consumer price index, the principal has a floor at par, meaning that the investor receives at least the par value at redemption. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. If interest rates rise for reasons other than inflation, investors in these securities may not be protected to the extent the increase is not reflected in the bond's inflation adjustment.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate.

REAL ESTATE INVESTMENT TRUSTS -- The funds may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans.
The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

CASH AND CASH EQUIVALENTS -- The fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Cash Management Fund may only purchase commercial paper judged by the investment adviser to be of suitable investment quality. This includes (a) commercial paper that is rated in the two highest categories by at least two nationally recognized statistical rating organizations (each, a "NRSRO"), or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for Cash Management Fund. No more than 5% of Cash Management
Fund's assets may be invested in commercial paper rated in the second tier
(e.g., P-2/A-2) by any NRSRO; no more than the greater of 1% of Cash Management
Fund's assets or $1 million may be invested in such securities of any one issuer. See the "Description of Commercial Paper Ratings" for a description of the ratings.

"Short-term bank obligations" can include certificates of deposit
(interest-bearing time deposits), bankers acceptances (time drafts drawn on a commercial bank where the bank accepts an

                   American Funds Insurance Series -- Page 18

irrevocable obligation to pay at maturity) representing direct or contingent obligations of commercial banks.

Cash Management Fund may purchase corporate obligations that mature or that will be redeemed in one year or less. These obligations originally may have been issued with maturities in excess of one year. Cash Management Fund may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated as described above in "Commercial Paper."

"Savings association obligations" include certificates of deposit
(interest-bearing time deposits) issued by savings banks or savings and loan associations.

"Floating rate obligations" have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on
Treasury bills or notes or with changes in LIBOR (London Interbank Offering
Rate). The investment adviser considers floating rate obligations to be liquid investments because a number of U.S. and non-U.S. securities dealers make active markets in these securities.

RESTRICTED OR ILLIQUID SECURITIES -- The funds may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the funds or cause them to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the Series' board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.

LOAN PARTICIPATIONS AND ASSIGNMENTS -- New World Fund (as previously described),
Bond Fund, Global Bond Fund and High-Income Bond Fund may invest in loan participations or assignments.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, a fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply

                   American Funds Insurance Series -- Page 19

appropriate credit remedies. As a result, a fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When a fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The funds anticipate that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

REINSURANCE RELATED NOTES AND BONDS -- High-Income Bond Fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

REVERSE REPURCHASE AGREEMENTS -- Bond Fund, Global Bond Fund and U.S.
Government/ AAA-Rated Securities Fund are authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. Each fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowing by a fund. The use of reverse repurchase agreements by a fund creates leverage which increases the fund's investment risk. As a fund's aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, a fund's earnings or net asset value would decline faster than otherwise would be the case. The funds do not currently intend to engage in this investment practice over the next 12 months.

LOANS OF PORTFOLIO SECURITIES -- Asset Allocation Fund, Bond Fund, Global Bond
Fund, High-Income Bond Fund and U.S. Government/AAA-Rated Securities Fund are
authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the Series'

                   American Funds Insurance Series -- Page 20

custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. A fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral.Each fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made. The funds do not currently intend to engage in this investment practice over the next 12 months.

DIVERSIFICATION -- Global Bond Fund is a non-diversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer. For the fund to be considered a "diversified" investment company under the Investment Company Act of 1940, as amended, the fund with respect to 75% of its total assets, would be required to limit its investment in any one issuer
(other than the U.S. government) to 5% of the market value of the total assets of the fund or to 10% of the outstanding voting securities of such issuer.
However, such a limitation would reduce the extent to which the fund could concentrate its non-U.S. investments in securities of governmental issuers, which are generally considered to be of higher credit quality than are non-U.S.
private issuers. Accordingly, such a limitation might increase the fund's investment risk. Although the fund is non-diversified, it has no current intention of investing more than 5% of its assets in securities of any one corporate issuer. In addition, the fund intends to comply with the diversification and other requirements of the U.S. Internal Revenue Code of
1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See "Taxes and Distributions".)

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds' objective, and changes in their investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

Under certain market conditions, the investment policies of Asset Allocation
Fund, Bond Fund, High-Income Bond Fund, and U.S. Government/AAA-Rated Securities
Fund may result in higher portfolio turnover than those of the other funds, although, other than Cash Management Fund, no fund's annual portfolio turnover rate is expected to exceed 100%. A fund's portfolio turnover rate would equal
100% if each security in the fund's portfolio were replaced once per year. See
"Financial Highlights" in the prospectus for the funds' annual portfolio turnover rates for each of the last five fiscal years.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS
FUNDAMENTAL POLICIES -- The Series has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding

                   American Funds Insurance Series -- Page 21

voting securities. All percentage limitations are considered at the time securities are purchased and are based on a fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the applicable fund.

INVESTMENT RESTRICTIONS OF GLOBAL DISCOVERY FUND, GLOBAL GROWTH FUND, GLOBAL
SMALL CAPITALIZATION FUND, GROWTH FUND, INTERNATIONAL FUND, NEW WORLD FUND, BLUE
CHIP INCOME AND GROWTH FUND, GLOBAL GROWTH AND INCOME FUND, GROWTH-INCOME FUND,
ASSET ALLOCATION FUND, BOND FUND, GLOBAL BOND FUND AND HIGH-INCOME BOND FUND

Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund,
Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth
Fund, Global Growth and Income Fund, Growth-Income Fund, Asset Allocation Fund,
Bond Fund, Global Bond Fund and High-Income Bond Fund may not:

1.   Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to
75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

2.   As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

3.   Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than
25% of its assets in the obligations of domestic commercial banks.

4.   Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).

5.   Purchase commodities or commodity contracts; except that Global Discovery
Fund, Global Small Capitalization Fund, International Fund, New World Fund,
Asset Allocation Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund may
engage in transactions involving currencies (including forward or futures contracts and put and call options).

6.   Invest in companies for the purpose of exercising control or management.

7.   Make loans to others except for (a) the purchase of debt securities; (b)
entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

8.   Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

                   American Funds Insurance Series -- Page 22

9.   Purchase securities on margin.

10.  Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

11.  Invest in puts, calls, straddles, spreads or any combination thereof;
except as described above in Investment Restriction number 5.

12.  Invest in securities of other investment companies, except as permitted by the 1940 Act.

13.  Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.
Investment restriction numbers 1 and 2 do not apply to Global Bond Fund.

Notwithstanding investment restriction number 12, if deemed advisable by its officers, compensation paid by the Series to its Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the
Securities and Exchange Commission.

Notwithstanding investment restriction number 13, the funds may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933.

Notwithstanding investment restriction number 7, Bond Fund and Global Bond Fund may  purchase loan assignments.

NONFUNDAMENTAL POLICIES -- The following nonfundamental policies of Global
Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth
Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund,
Growth-Income Fund, Global Growth and Income Fund, Asset Allocation Fund, Bond
Fund, Global Bond Fund and High-Income Bond Fund may be changed without shareholder approval:

1.   The fund may not invest more than 15% of its net assets in illiquid securities.

2.   The fund may not issue senior securities, except as permitted by the 1940
Act.
INVESTMENT RESTRICTIONS OF U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

U.S. Government/AAA-Rated Securities Fund may not:

1.   Purchase any security (other than securities issued or guaranteed by the
U.S. government or its agencies or instrumentalities ("U.S. government securities")) if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer.

2.   Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to

                   American Funds Insurance Series -- Page 23

U.S. government securities or other securities to the extent they are backed by or represent interests in U.S. government securities or U.S.
government-guaranteed mortgages.

3.   Invest in companies for the purpose of exercising control or management.

4.   Invest in securities of other investment companies, except as permitted by the 1940 Act.

5.   Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

6.   Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities
Act of 1933.

7.   Make loans, except that the fund may: (a) purchase readily marketable debt securities; (b) invest in repurchase agreements; (c) make loans of portfolio securities; and (d) enter into loan participations. The fund will not invest in repurchase agreements maturing in more than seven days if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the fund, exceeds 10% of the value of its total assets.

8.   Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

9.   Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

10.  Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase agreements.

11.  Write, purchase or sell puts, calls or combinations thereof.
Notwithstanding investment restriction number 4, if deemed advisable by its officers, compensation paid by the Series to its Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the
Securities and Exchange Commission.

NONFUNDAMENTAL POLICIES -- The following nonfundamental policies of U.S.
Government/AAA-Rated Securities Fund may be changed without shareholder approval:

1.   The fund may not invest more than 15% of its net assets in illiquid securities.

2.   The fund may not issue senior securities, except as permitted by the 1940
Act.

                   American Funds Insurance Series -- Page 24

INVESTMENT RESTRICTIONS OF CASH MANAGEMENT FUND

Cash Management Fund may not:

1.   Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to
75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

2.   As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.

3.   Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than
25% of its assets in the obligations of domestic commercial banks.

4.   Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the fund's total assets would be so invested.

5.   Make loans to others except for the purchase of the debt securities listed above. The fund may enter into repurchase agreements as described above.

6.   Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

7.   Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

8.   Invest in puts, calls, straddles, spreads or any combination thereof.

9.   Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate or commodities.

10.  Act as underwriter of securities issued by others, engage in distribution of securities for others, or make investments in other companies for the purpose of exercising control or management.

NONFUNDAMENTAL POLICIES -- The following nonfundamental policies of Cash
Management Fund may be changed without shareholder approval:

Notwithstanding investment restriction number 1 above, in order to comply with
Rule 2a-7 under the 1940 Act, Cash Management Fund has adopted a policy of investing no more than 5% of its assets (measured at the time of purchase) in the securities of any one issuer (other than the U.S. government); provided however, that Cash Management Fund may invest, as to 25% of its assets, more than 5% of its assets in certain high-quality securities (as defined in the
Rule) of a

                   American Funds Insurance Series -- Page 25

single issuer for a period of up to three business days. Investment restriction number 9 above does not prevent the purchase by Cash Management Fund of securities that have "put" or "stand-by" commitment features.

Notwithstanding investment restriction number 9 above, if deemed advisable by its officers, compensation paid by the Series to its Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the
Securities and Exchange Commission.

                   American Funds Insurance Series -- Page 26

                            MANAGEMENT OF THE SERIES

BOARD OF TRUSTEES AND OFFICERS

"INDEPENDENT" TRUSTEES/1/

 NAME, AGE AND                                                         NUMBER OF
 POSITION WITH FUND                                                    BOARDS/3/
 (YEAR FIRST ELECTED/2/ AS A         PRINCIPAL OCCUPATION(S)            ON WHICH     OTHER DIRECTORSHIPS/4/ HELD
 TRUSTEE)                             DURING PAST FIVE YEARS         TRUSTEE SERVES           BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------

 Lee A. Ault III, 70            Private investor; former Chairman           2         Anworth Mortgage Asset
 Chairman of the Board          of the Board, In-Q-Tel, Inc.                          Corporation; Office Depot,
 (Independent and               (technology venture company funded                    Inc.
 Non-Executive) (1999)          principally by the Central
                                Intelligence Agency); former
                                Chairman of the Board, President
                                and CEO, Telecredit, Inc. (payment
                                services)
-----------------------------------------------------------------------------------------------------------------
 H. Frederick Christie, 73      Private investor; former President         21         Ducommun Incorporated;
 Trustee (1994)                 and CEO, The Mission Group                            IHOP Corporation;
                                (non-utility holding company,                         Southwest Water Company
                                subsidiary of Southern California
                                Edison Company)
-----------------------------------------------------------------------------------------------------------------
 Joe E. Davis, 72               Private investor; former Chairman           2         Anworth Mortgage Asset
 Trustee (1991)                 of the Board, Linear Corporation                      Corporation; Natural
                                (linear motor design and                              Alternatives Inc.
                                production); former President and
                                CEO, National Health Enterprises,
                                Inc.
-----------------------------------------------------------------------------------------------------------------
 Martin Fenton, 71              Chairman of the Board, Senior              18         None
 Trustee (1995)                 Resource Group LLC (development
                                and management of senior living
                                communities)
-----------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller, 60          President and CEO, Fuller                  16         None
 Trustee (1999)                 Consulting (financial management
                                consulting firm)
-----------------------------------------------------------------------------------------------------------------
 W. Scott Hedrick, 61           Founding General Partner, Inter             2         Hot Topic, Inc.;
 Trustee (2007)                 West Partners (venture capital                        Office Depot, Inc.
                                firm focused on information
                                technology and life sciences);
                                Lecturer, Stanford Graduate School
                                of Business
-----------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila, 53        Private investor; Chairman of the           6         None
 Trustee (1994)                 Board and CEO, Ladera Management
                                Company (venture capital and
                                agriculture); former owner and
                                President, Energy Investment, Inc.

-----------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton, 67          Chairman of the Board and CEO,              7         None
 Trustee (1996)                 Cairnwood, Inc. (venture capital
                                investment)
-----------------------------------------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 27

"INTERESTED" TRUSTEES/5,6/

                                   PRINCIPAL OCCUPATION(S)
                                    DURING PAST FIVE YEARS         NUMBER OF
 NAME,AGE AND                           AND POSITIONS              BOARDS/3/
 POSITION WITH FUND             HELD WITH AFFILIATED ENTITIES       ON WHICH      OTHER DIRECTORSHIPS/4/
 (YEAR FIRST ELECTED/2/ AS A     OR THE PRINCIPAL UNDERWRITER      TRUSTEE OR            HELD BY
 TRUSTEE)                               OF THE SERIES            OFFICER SERVES     TRUSTEE OR OFFICER
---------------------------------------------------------------------------------------------------------

 James K. Dunton, 69            Senior Vice President and              2          None
 Vice Chairman of the Board     Director, Capital Research and
 (1993)                         Management Company
---------------------------------------------------------------------------------------------------------
 Donald D. O'Neal, 46           Senior Vice President and              3          None
 President and Trustee          Director, Capital Research and
 (1998)                         Management Company
---------------------------------------------------------------------------------------------------------

OTHER OFFICERS/6/

 NAME, AGE AND
 POSITION WITH FUND           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED/2/        AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AS A TRUSTEE)                  OR THE PRINCIPAL UNDERWRITER OF THE SERIES
-------------------------------------------------------------------------------

 Alan N. Berro, 46         Vice President, Capital Research and Management
 Senior Vice President     Company; Senior Vice President, Capital Research
 (1998)                    Company*
-------------------------------------------------------------------------------
 Michael J. Downer, 52     Vice President and Secretary, Capital Research and
 Senior Vice President     Management Company; Director, American Funds
 (1991)                    Distributors, Inc.*; Director, Capital Bank and
                           Trust Company*
-------------------------------------------------------------------------------
 Abner D. Goldstine, 77    Senior Vice President and Director, Capital Research
 Senior Vice President     and Management Company
 (1993)
-------------------------------------------------------------------------------
 John H. Smet, 50          Senior Vice President, Capital Research and
 Senior Vice President     Management Company; Director, American Funds
 (1994)                    Distributors, Inc.*
-------------------------------------------------------------------------------
 Claudia P. Huntington,    Senior Vice President, Capital Research and
 55                        Management Company; Director, The Capital Group
 Vice President (1994)     Companies, Inc.*
-------------------------------------------------------------------------------
 Robert W. Lovelace, 44    Senior Vice President and Director, Capital Research
 Vice President (1997)     and Management Company; Chairman of the Board,
                           Capital Research Company*; Director, The Capital
                           Group Companies, Inc.*
-------------------------------------------------------------------------------
 Susan M. Tolson, 44       Senior Vice President, Capital Research Company*
 Vice President (1999)
-------------------------------------------------------------------------------
 Chad L. Norton, 46        Vice President - Fund Business Management Group,
 Secretary (1994)          Capital Research and Management Company
-------------------------------------------------------------------------------
 David A. Pritchett, 40    Vice President - Fund Business Management Group,
 Treasurer (1999)          Capital Research and Management Company
-------------------------------------------------------------------------------
 Steven I. Koszalka, 42    Assistant Vice President - Fund Business Management
 Assistant Secretary       Group, Capital Research and Management Company
 (2003)
-------------------------------------------------------------------------------
 Karl C. Grauman, 39       Vice President - Fund Business Management Group,
 Assistant Treasurer       Capital Research and Management Company
 (2006)
-------------------------------------------------------------------------------
 Sheryl F. Johnson, 38     Vice President - Fund Business Management Group,
 Assistant Treasurer       Capital Research and Management Company
 (1997)
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 28

* Company affiliated with Capital Research and Management Company.
1 The term "independent" trustee refers to a trustee who is not an "interested person" within the meaning of the 1940 Act.
2 Trustees and officers of the Series serve until their resignation, removal or retirement.
3 Funds managed by Capital Research and Management Company, including the
 American Funds, American Funds Target Date Retirement Series,/SM/ Inc., which is composed of nine funds and is available to investors in tax-deferred retirement plans and IRAs, and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
4 This includes all directorships (other than those in the American Funds) that are held by each trustee as a director of a public company or a registered investment company.
5 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the Series' investment adviser, Capital Research and
 Management Company, or affiliated entities.
6 All of the trustees and officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management
 Company serves as investment adviser.
THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE SERIES IS 333 SOUTH HOPE
STREET, 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

                   American Funds Insurance Series -- Page 29

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2006

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                             DOLLAR RANGE/1/ OF           FAMILY OVERSEEN
          NAME              FUND SHARES OWNED/2/            BY TRUSTEE
-------------------------------------------------------------------------------

 "INDEPENDENT" TRUSTEES
-------------------------------------------------------------------------------
 Lee A. Ault III                    None                       None
-------------------------------------------------------------------------------
 H. Frederick Christie              None                   Over $100,000
-------------------------------------------------------------------------------
 Joe E. Davis                       None                       None
-------------------------------------------------------------------------------
 Martin Fenton                      None                   Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller                  None                $50,001 - $100,000
-------------------------------------------------------------------------------
 W. Scott Hedrick/3/                None                       None
-------------------------------------------------------------------------------
 Mary Myers Kauppila                None                   Over $100,000
-------------------------------------------------------------------------------
 Kirk P. Pendleton                  None                   Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 James K. Dunton                    None                   Over $100,000
-------------------------------------------------------------------------------
 Donald D. O'Neal                   None                   Over $100,000
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" trustees include shares owned through The Capital Group
 Companies, Inc. retirement plan and 401(k) plan.
2 All of the Series' outstanding shares are owned of record by the separate accounts of insurance companies that use the Series as the underlying investments for variable annuity and variable life insurance contracts.
3 Mr. Hedrick was elected on March 20, 2007.

TRUSTEE COMPENSATION -- No compensation is paid by the Series to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a
"board cluster"). The Series typically pays each independent trustee an annual fee, which ranges from $31,000 to $78,000, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the Series generally pays independent trustees attendance and other fees for meetings of the board and its committees. The Board chair receives an additional fee for this service.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The Series and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

                   American Funds Insurance Series -- Page 30

No pension or retirement benefits are accrued as part of Series expenses.
Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The
Series also reimburses certain expenses of the independent trustees.

Trustee compensation paid during the fiscal year ended December 31, 2006

                                                     TOTAL COMPENSATION (INCLUDING
                                                         VOLUNTARILY DEFERRED
                                                           COMPENSATION/1/)
                         AGGREGATE COMPENSATION        FROM ALL FUNDS MANAGED BY
                         (INCLUDING VOLUNTARILY     CAPITAL RESEARCH AND MANAGEMENT
                        DEFERRED COMPENSATION/1/)    COMPANY OR ITS AFFILIATES/2/
         NAME                 FROM THE FUND
-----------------------------------------------------------------------------------

 Lee A. Ault III                $115,500                       $115,500
-----------------------------------------------------------------------------------
 H. Frederick                     72,489                        391,310
 Christie/3/
-----------------------------------------------------------------------------------
 Joe E. Davis                    102,500                        102,500
-----------------------------------------------------------------------------------
 Martin Fenton/3/                 75,621                        346,890
-----------------------------------------------------------------------------------
 Leonard R. Fuller                72,721                        227,810
-----------------------------------------------------------------------------------
 Mary Myers                       65,100                        224,000
 Kauppila/3/
-----------------------------------------------------------------------------------
 Kirk P. Pendleton/3/             61,083                        234,000
-----------------------------------------------------------------------------------

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2006 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
2 Funds managed by Capital Research and Management Company, including the
 American Funds, American Funds Target Date Retirement Series,/SM/ Inc., which is composed of nine funds and is available to investors in tax-deferred retirement plans and IRAs, and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the 2006 fiscal year for participating trustees is as follows: H. Frederick Christie
 ($379,813), Martin Fenton ($200,692), Leonard R. Fuller ($5,528), Mary Myers
 Kauppila ($992,950) and Kirk P. Pendleton ($750,957). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the trustees.

SERIES ORGANIZATION AND THE BOARD OF TRUSTEES -- The Series, an open-end investment company, was organized as a Massachusetts business trust on September
13, 1983. All Series operations are supervised by its board of trustees, which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and
Management Company or its affiliates are paid certain fees for services rendered to the Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

The Series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The board of trustees may create additional funds in the

                   American Funds Insurance Series -- Page 31

future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the
Series will be allocated among the funds in proportion to the total net assets of each fund.

Each fund has three classes of shares - Class 1, Class 2 and Class 3. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the Series' amended and restated rule 18f-3 Plan.
Class 2 and Class 3 shareholders have exclusive voting rights with respect to their respective rule 12b-1 Plans adopted in connection with the distribution of
Class 2 and Class 3 shares. Shares of each Class of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The Series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the board could be removed by a majority vote.

The Series' Declaration of Trust and by-laws as well as separate indemnification agreements that the Series has entered into with independent trustees provide in effect that, subject to certain conditions, the Series will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

COMMITTEES OF THE BOARD OF TRUSTEES -- The Series has an audit committee comprised of H. Frederick Christie, Joe E. Davis, Martin Fenton and Leonard R.
Fuller, none of whom is an "interested person" of the Series within the meaning of the 1940 Act. The committee provides oversight regarding the Series'
accounting and financial reporting policies and practices, its internal controls and the internal controls of the Series' principal service providers. The committee acts as a liaison between the Series' independent registered public accounting firm and the full board of trustees. Six audit committee meetings were held during the 2006 fiscal year.

The Series has a contracts committee comprised of Lee A. Ault III, H. Frederick
Christie, Joe E. Davis, Martin Fenton, Leonard R. Fuller, W. Scott Hedrick, Mary
Myers Kauppila and Kirk P. Pendleton, none of whom is an "interested person" of the Series within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement and plan of distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the Series may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. Two contracts committee meetings were held during the 2006 fiscal year.

The Series has a nominating committee comprised of Lee A. Ault III, Joe E.
Davis, Martin Fenton and Mary Myers Kauppila, none of whom is an "interested person" of the Series within the

                   American Funds Insurance Series -- Page 32

meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Series, addressed to the Series' secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee.
One nominating committee meeting was held during the 2006 fiscal year.

PROXY VOTING PROCEDURES AND GUIDELINES -- The Series and its investment adviser have adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the funds, other American Funds and Endowments.
Certain American Funds have established separate proxy voting committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by a committee of the investment adviser under authority delegated by those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website at americanfunds.com and (c) on the SEC's website at sec.gov.

                   American Funds Insurance Series -- Page 33

The following summary sets forth the general positions of the American Funds,
Endowments, the Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling
American Funds Service Company at 800/421-0180 or visiting the American Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.
PRINCIPAL FUND SHAREHOLDERS -- The following tables identify those investors who own of record or are known by the funds to own beneficially 5% or more of any class of a fund's shares as of the opening of business on April 1, 2007. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

GLOBAL DISCOVERY

               NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                 Class 1       50.00%100.00
 P.O. Box 2340                                  Class 2
 1300 S. Clinton Street
 Fort Wayne, IN 46801-2340
----------------------------------------------------------------------------
 Capital Research & Management Co.              Class 1       50.00
 135 S. State College Boulevard
 Brea, CA 92821-5823
----------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 34

GLOBAL GROWTH

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                      Class 1        77.85%
 P. O. Box 2340                                      Class 2        42.62
 1300 S. Clinton Street
 Fort Wayne, IN 46801-2340
----------------------------------------------------------------------------
 Gartmore Funds                                      Class 1        18.63
 1200 River Road, Suite 1000
 Conshohocken, PA 19428-2442
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                 Class 2        21.41
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                   Class 2        20.65
 P.O. Box 54299
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------
 MetLife Insurance Co. of Connecticut                Class 2         8.61
 P.O. Box 990027
 Hartford, CT 06199-0027
----------------------------------------------------------------------------

GLOBAL SMALL CAPITALIZATION FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                      Class 1        98.02%
 P. O. Box 2340                                      Class 2        45.03
 1300 S. Clinton Street
 Fort Wayne, IN 46801-2340
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                 Class 2        21.05
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 Metropolitan Life Insurance Co.                     Class 2        17.33
 1 Madison Avenue
 New York, NY 10010-3603
----------------------------------------------------------------------------
 New England Life Insurance Co.                      Class 2         7.12
 P.O. Box 295
 Des Moines, IA 50306-0295
----------------------------------------------------------------------------

GROWTH FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1         95.02%
 P.O. Box 2340                                      Class 2         30.85
 1300 S. Clinton Street
 Fort Wayne, IN 46801-2340
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                Class 2         20.52
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 ING                                                Class 2          8.80
 7337 E. Doubletree Ranch Road
 Scottsdale, AZ 85258-2160
----------------------------------------------------------------------------
 State Street Bank                                  Class 2          7.30
 801 Pennsylvania Avenue
 Kansas City, MO 64105-1307
----------------------------------------------------------------------------
 MIT                                                Class 2          6.79
 73 Tremont Street, Suite 1300
 Boston, MA 02108-3902
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                        Class 2          5.02
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 3        100.00
 P.O. Box 54299
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 35

INTERNATIONAL FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1         98.89%
 P. O. Box 2340                                     Class 2         41.49
 1300 S. Clinton Street
 Fort Wayne, IN 46801-2340
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                Class 2         19.32
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 ING                                                Class 2         15.42
 7337 E. Doubletree Ranch Road
 Scottsdale, AZ 85258-2160
----------------------------------------------------------------------------
 MIT                                                Class 2         14.28
 73 Tremont Street, Suite 1300
 Boston, MA 02108-3902
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 3        100.00
 P.O. Box 54299
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 36

NEW WORLD FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                      Class 1        97.83%
 P. O. Box 2340                                      Class 2        56.72
 1300 S. Clinton Street
 Fort Wayne, IN 46801-2340
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                 Class 2        33.47
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                         Class 2         7.99
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------

BLUE CHIP INCOME AND GROWTH FUND

                  NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
-----------------------------------------------------------------------------

 Lincoln Life Insurance Company                       Class 1       100.00%
 P.O. Box 2340                                        Class 2        50.62
 1300 S. Clinton Street
 Fort Wayne, IN 46801-2340
-----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                  Class 2        35.93
 P.O. Box 2999
 Hartford, CT 06104-2999
-----------------------------------------------------------------------------
 Hartford Life Insurance Co.                          Class 2         6.34
 P.O. Box 2999
 Hartford, CT 06104-2999
-----------------------------------------------------------------------------
 MIT                                                  Class 2         5.20
 73 Tremont Street, Suite 1300
 Boston, MA 02108-3902
-----------------------------------------------------------------------------

GLOBAL GROWTH AND INCOME FUND

                  NAME AND ADDRESS                      OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------

 Lincoln Life Insurance Company                        Class 1        78.82%
 P.O. Box 2340                                         Class 2        59.87
 1300 S. Clinton Street
 Fort Wayne, IN 46801-2340
-------------------------------------------------------------------------------
 Capital Research & Management Co.                     Class 1        21.18
 135 S. State College Boulevard
 Brea, CA 92821-5823
-------------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                   Class 2        31.48
 P.O. Box 2999
 Hartford, CT 06104-2999
-------------------------------------------------------------------------------
 Hartford Life Insurance Co.                           Class 2         6.84
 P.O. Box 2999
 Hartford, CT 06104-2999
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 37

GROWTH-INCOME FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1        98.90%
 P.O. Box 2340                                      Class 2        36.09
 1300 S. Clinton Street
 Fort Wayne, IN 46801-2340
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                Class 2        22.01
 P.O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 State Street Bank                                  Class 2         7.12
 801 Pennsylvania Avenue
 Kansas City, MO 64105-1307
----------------------------------------------------------------------------
 ING                                                Class 2         6.29
 7337 E. Doubletree Ranch Road
 Scottsdale, AZ 85258-2160
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 2         5.87
 P.O. Box 54299                                     Class 3        100.00
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------
 MIT                                                Class 2         5.59
 73 Tremont Street, Suite 1300
 Boston, MA 02108-3902
----------------------------------------------------------------------------

ASSET ALLOCATION FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1        80.65%
 P.O. Box 2340                                      Class 2        51.73
 1300 S. Clinton Street
 Fort Wayne, IN 46801-2340
----------------------------------------------------------------------------
 Gartmore Funds                                     Class 1        18.23
 1200 River Road, Suite 1000
 Conshohocken, PA 19428-2442
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                Class 2        30.67
 P.O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                        Class 2         7.62
 P.O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 2         7.25
 P.O. Box 54299                                     Class 3        100.00
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 38

BOND FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                      Class 1        80.69%
 P. O. Box 2340                                      Class 2        34.74
 1300 S. Clinton Street
 Fort Wayne, IN 46801-2340
----------------------------------------------------------------------------
 Gartmore Funds                                      Class 1        18.68
 1200 River Road, Suite 1000
 Conshohocken, PA 19428-2442
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                 Class 2        32.69
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 MIT                                                 Class 2        17.06
 601 Congress Street
 Boston, MA 02210-2804
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                         Class 2         9.39
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------

HIGH-INCOME BOND FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1         97.67%
 P.O. Box 2340                                      Class 2         99.99
 1300 S. Clinton Street
 Fort Wayne, IN 46801-2340
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 3        100.00
 P.O. Box 54299
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1         97.22%
 P. O. Box 2340                                     Class 2        100.00
 1300 S. Clinton Street
 Fort Wayne, IN 46801-2340
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 3        100.00
 P.O. Box 54299
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 39

CASH MANAGEMENT FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1         95.59%
 P.O. Box 2340                                      Class 2        100.00
 1300 S. Clinton Street
 Fort Wayne, IN 46801-2340
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 3        100.00
 P.O. Box 54299
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------

INVESTMENT ADVISER -- Capital Research and Management Company, the funds'
investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard,
Brea, CA 92821. It is a wholly owned subsidiary of The Capital Group Companies,
Inc., a holding company for several investment management subsidiaries. The investment adviser manages equity assets for the American Funds through two divisions. These divisions generally function separately from each other with respect to investment research activities and they make investment decisions for the funds on a separate basis.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the funds and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser has adopted policies and procedures that it believes are reasonably designed to address these issues.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage. Portfolio counselors and investment analysts may also make investment decisions for other mutual funds advised by
Capital Research and Management Company.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns to relevant benchmarks over both the most recent year and a four-year rolling average, with the greater weight placed on the four-year rolling average. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company also separately

                   American Funds Insurance Series -- Page 40

compensates analysts for the quality of their research efforts. The benchmarks against which American Funds Insurance Series portfolio counselors are measured include:

     Global Discovery Fund -- Lipper Multi-Cap Growth Funds Index, Global
     Service and Information Index;

     Global Growth Fund -- MSCI World Index, Lipper Global Funds Index;

     Global Small Capitalization Fund -- S&P/Citigroup World Smallcap Index;
     S&P/Citigroup World ex US Smallcap Index; S&P/Citigroup US Smallcap Index;
     Lipper Small Cap Growth Funds Index; Lipper International Small Cap Funds
     Index;

     Growth Fund -- S&P 500, Lipper Growth Funds Index;

     International Fund -- MSCI All Country World Index ex-USA, Lipper
     International Funds Index;

     New World Fund -- MSCI All Country World Index, Lipper Global Funds Index,
     Lipper Emerging Markets Funds Index, JP Morgan Emerging Markets Bond Index
     Global, MSCI Emerging Markets Index;

     Blue Chip Income and Growth Fund -- S&P 500, Lipper Growth and Income Funds
     Index;

     Global Growth and Income Fund -- MSCI World Index, Lipper Global Funds
     Index;

     Growth-Income Fund -- S&P 500, Lipper Growth and Income Funds Index;

     Asset Allocation Fund -- S&P 500, Lipper Growth and Income Funds Index,
     Lehman Brothers Aggregate Bond Index, Credit Suisse First Boston High Yield
     Bond Index, Lipper High Current Yield Bond Funds Average;

     Bond Fund -- Lehman Brothers Aggregate Bond Index, Credit Suisse First
     Boston High Yield Bond Index, Lipper High Current Yield Bond Funds Average;

     Global Bond Fund -- Lehman Brothers Global Aggregate Bond Index, Lehman
     Brothers US Corporate High Yield Index 2% Issuer Cap;

     High-Income Bond Fund -- Credit Suisse First Boston High Yield Bond Index,
     Lipper High Current Yield Bond Funds Index; and

     U.S. Government/AAA Rated Securities Fund -- Citigroup Treasury/Government
     Sponsored/Mortgage Index.

PORTFOLIO COUNSELOR FUND HOLDINGS AND MANAGEMENT OF OTHER ACCOUNTS -- Shares of
the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio counselor's needs for variable annuity or variable life products and the role those products would play in their comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The following portfolio counselor(s) own fund shares
(through an insurance

                   American Funds Insurance Series -- Page 41

contract) in the dollar range noted: Robert W. Lovelace, Global Growth Fund,
$10,001 - $50,000; Global Small Capitalization Fund, $1 - $10,000; Growth-Income
Fund $1 - $10,000. At this time, the remaining portfolio counselors have determined that variable annuity products are not needed for their individual retirement planning, and, as a result, as of the end of the Series' most recent fiscal year period, they did not hold shares of the funds.

Portfolio counselors may also manage assets in other funds advised by Capital
Research and Management Company or its affiliates. Other managed accounts as of the end of American Funds Insurance Series' most recently completed fiscal year are listed below:

                              NUMBER             NUMBER
                             OF OTHER           OF OTHER           NUMBER
                            REGISTERED           POOLED           OF OTHER
                            INVESTMENT         INVESTMENT         ACCOUNTS
                         COMPANIES (RICS)   VEHICLES (PIVS)         THAT
                               THAT               THAT           PORTFOLIO
                            PORTFOLIO          PORTFOLIO         COUNSELOR
                            COUNSELOR          COUNSELOR        MANAGES AND
                           MANAGES AND        MANAGES AND        ASSETS OF
      PORTFOLIO           ASSETS OF RICS     ASSETS OF PIVS    OTHER ACCOUNTS
      COUNSELOR           IN BILLIONS/1/     IN BILLIONS/2/    IN BILLIONS/3/
--------------------------------------------------------------------------------

 James K. Dunton            2       $104.5        None              None
--------------------------------------------------------------------------------
 Donald D. O'Neal           2       $251.0      1      $0.05        None
--------------------------------------------------------------------------------
 Alan N. Berro              2       $141.1        None              None
--------------------------------------------------------------------------------
 Abner D. Goldstine         4       $119.1        None              None
--------------------------------------------------------------------------------
 John H. Smet               6       $170.4        None            3       $2.44
--------------------------------------------------------------------------------
 Claudia P.                 3       $ 54.6      1      $0.01        None
 Huntington
--------------------------------------------------------------------------------
 Robert W. Lovelace         3       $163.7      1      $0.67        None
--------------------------------------------------------------------------------
 Susan M. Tolson            3       $ 44.1      1      $0.25      1       $0.28
--------------------------------------------------------------------------------
 David C. Barclay           4       $130.4      5      $1.55     13       $3.21
--------------------------------------------------------------------------------
 Donnalisa Barnum           1       $161.9        None              None
--------------------------------------------------------------------------------
 Gordon Crawford            3       $191.4      1      $0.01        None
--------------------------------------------------------------------------------
 Mark H. Dalzell            2       $ 31.8      3      $0.50    18/4/     $5.24
--------------------------------------------------------------------------------
 Mark E. Denning            6       $276.4      2      $0.08        None
--------------------------------------------------------------------------------
 J. Blair Frank             2       $182.6        None              None
--------------------------------------------------------------------------------
 Nick J. Grace              1       $ 98.7        None              None
--------------------------------------------------------------------------------
 J. Dale Harvey             4       $214.3        None              None
--------------------------------------------------------------------------------
 Alwyn W. Heong             3       $193.4        None              None
--------------------------------------------------------------------------------
 Thomas H. Hogh             3       $ 11.2      1      $0.20      6       $0.84
--------------------------------------------------------------------------------
 Gregg E. Ireland           3       $298.6      1      $0.05        None
--------------------------------------------------------------------------------
 Carl M. Kawaja             4       $246.9      1      $0.67        None
--------------------------------------------------------------------------------
 Michael T. Kerr            2       $201.1        None              None
--------------------------------------------------------------------------------
 Sung Lee                   1       $ 98.7        None              None
--------------------------------------------------------------------------------
 Jesper Lyckeus                None               None              None
--------------------------------------------------------------------------------
 Mark R. Macdonald          5       $193.5        None              None
--------------------------------------------------------------------------------
 Ronald B. Morrow           1       $ 39.2        None              None
--------------------------------------------------------------------------------
 James R. Mulally           2       $ 60.0      7      $1.23    20/5/     $7.58
--------------------------------------------------------------------------------
 C. Ross Sappenfield        2       $114.2        None              None
--------------------------------------------------------------------------------
 Steven T. Watson           3       $216.5        None              None
--------------------------------------------------------------------------------
 Paul A. White                 None               None              None
--------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 42

1 Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount.
2 Represents funds advised or sub-advised by Capital Research and Management
 Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
 Group International, Inc., an affiliate of Capital Research and Management
 Company. Assets noted are the total net assets of the funds or accounts and are not indicative of the total assets managed by the individual, which is a substantially lower amount.
3 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
4 The advisory fee of two of these accounts (representing $0.24 billion in total assets) is based partially on their investment results.
5 The advisory fee of one of these accounts (representing $0.05 billion in total assets) is based partially on its investment results.

INVESTMENT ADVISORY AND SERVICE AGREEMENTS -- The Investment Advisory and
Service Agreements (the "Agreements") between the Series and the investment adviser will continue in effect until December 31, 2007, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the Board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Agreements or interested persons
(as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that the investment adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon

                   American Funds Insurance Series -- Page 43

60 days' written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940
Act).

As compensation for its services, the investment adviser receives a monthly fee that is accrued daily, calculated at the annual rates of:

Global Discovery Fund: 0.58% of the first $500 million of net assets, plus 0.48%
on net assets greater than $500 million but not exceeding $1.0 billion, plus
0.44% on net assets in excess of $1.0 billion;

Global Growth Fund: 0.69% of the first $600 million of net assets, plus 0.59% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.53%
on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus
0.50% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.48% on net assets in excess of $3.0 billion;

Global Small Capitalization Fund: 0.80% of the first $600 million of net assets, plus 0.74% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.70% on net assets greater than $1.0 billion but not exceeding
$2.0 billion, plus 0.67% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.65% on net assets in excess of $3.0 billion;

Growth Fund: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.37%
on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus
0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.315% on net assets greater than $8.0 billion but not exceeding
$13.0 billion, plus 0.30% on net assets greater than $13.0 billion but not exceeding $21.0 billion, plus 0.29% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus 0.285% on net assets in excess of $27.0 billion;

International Fund: 0.69% of the first $500 million of net assets, plus 0.59% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.53%
on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus
0.50% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.48% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.47% on net assets greater than $4.0 billion but not exceeding
$6.5 billion, plus 0.46% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.45% on net assets greater than $10.5 billion but not exceeding $17.0 billion, plus 0.44% on net assets greater than $17.0 billion but not exceeding $21.0 billion, plus 0.43% on net assets in excess of $21.0 billion;

New World Fund: 0.85% on the first $500 million of net assets, plus 0.77% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.71% on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus 0.66%
on net assets in excess of $1.5 billion;

Blue Chip Income and Growth Fund: 0.50% on the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding
$2.5 billion, plus 0.38% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.37% on net assets in excess of $4.0 billion;

Global Growth and Income Fund: 0.69% on all assets;

                   American Funds Insurance Series -- Page 44

Growth-Income Fund: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40%
on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus
0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding
$10.5 billion, plus 0.242% on net assets greater than $10.5 billion but not exceeding $13.0 billion, plus 0.235% on net assets greater than $13.0 billion but not exceeding $17.0 billion, plus 0.23% on net assets greater than $17.0 billion but not exceeding $21.0 billion, plus 0.225% on net assets greater than
$21.0 billion but not exceeding $27.0 billion, plus 0.222% on net assets in excess of $27.0 billion;

Asset Allocation Fund: 0.50% of the first $600 million of net assets, plus 0.42%
on net assets greater than $600 million but not exceeding $1.2 billion, plus
0.36% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.32% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.28% on net assets greater than $3.0 billion but not exceeding
$5.0 billion, plus 0.26% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.250% on net assets in excess of $8.0 billion;

Bond Fund: 0.48% of the first $600 million of net assets, plus 0.44% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.40% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.38%
on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus
0.36% on net assets in excess of $3.0 billion;

Global Bond Fund: 0.57% on all assets;

High-Income Bond Fund: 0.50% of the first $600 million of net assets, plus 0.46%
on net assets greater than $600 million but not exceeding $1.0 billion, plus
0.44% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.42% on net assets in excess of $2.0 billion;

U.S. Government/AAA-Rated Securities Fund: 0.46% of the first $600 million of net assets, plus 0.40% on net assets greater than $600 million but not exceeding
$1.0 billion, plus 0.36% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.34% on net assets in excess of $2.0 billion; and

Cash Management Fund: 0.32% on all assets.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Series, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Series relating to the services furnished by the investment adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the investment adviser, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to trustees unaffiliated with the investment adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.

                   American Funds Insurance Series -- Page 45

The Agreements provide for an advisory fee reduction to the extent that the annual ordinary net operating expenses of each fund, except International Fund, exceed 1 1/2% of the first $30 million of the average month-end total net assets of the fund and 1% of the average month-end total net assets in excess thereof.
For International Fund, the advisory fee will be reduced to the extent that its annual ordinary net operating expenses exceed 1 1/2% of its average month-end total net assets. Expenses which are not subject to this limitation are interest, taxes and extraordinary items, such as litigation. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

The investment adviser's total fees for the fiscal years ended December 31,
2006, 2005 and 2004 were:

                                                FISCAL YEAR ENDED
                                     ------------------------------------------
                                         2006          2005           2004
-------------------------------------------------------------------------------

GLOBAL DISCOVERY FUND                $   807,000   $   489,000    $   316,000
-------------------------------------------------------------------------------
GLOBAL GROWTH FUND                    19,040,000    13,520,000      9,639,000
-------------------------------------------------------------------------------
GLOBAL SMALL CAPITALIZATION FUND      19,734,000    12,798,000      8,294,000
-------------------------------------------------------------------------------
GROWTH FUND                           79,939,000    62,832,000     46,878,000
-------------------------------------------------------------------------------
INTERNATIONAL FUND                    38,670,000    26,526,000     18,618,000
-------------------------------------------------------------------------------
NEW WORLD FUND                         8,208,000     4,781,000      2,826,000
-------------------------------------------------------------------------------
BLUE CHIP INCOME AND GROWTH FUND      15,099,000    12,104,000      9,011,000
-------------------------------------------------------------------------------
GLOBAL GROWTH AND INCOME FUND          1,296,000           N/A            N/A
-------------------------------------------------------------------------------
GROWTH-INCOME FUND                    64,732,000    54,602,000     43,883,000
-------------------------------------------------------------------------------
ASSET ALLOCATION FUND                 21,637,000    18,137,000     14,313,000
-------------------------------------------------------------------------------
BOND FUND                             12,346,000     9,293,000      7,486,000
-------------------------------------------------------------------------------
GLOBAL BOND FUND                          21,000           N/A            N/A
-------------------------------------------------------------------------------
HIGH-INCOME BOND FUND                  4,946,000     4,280,000      3,846,000
-------------------------------------------------------------------------------
U.S. GOVERNMENT/AAA-RATED              2,884,000     2,842,000      2,893,000
SECURITIES FUND
-------------------------------------------------------------------------------
CASH MANAGEMENT FUND                   1,068,000       777,000        808,000
-------------------------------------------------------------------------------

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the

                   American Funds Insurance Series -- Page 46

Agreements. Beginning April 1, 2005, this waiver increased to 10% of the management fees that it is otherwise entitled to receive and will continue at this level until further review. As a result of this waiver, management fees will be reduced similarly for all funds.

Additionally, during the year ended December 31, 2006, the investment adviser voluntarily reduced management fees to the rates provided by amended Agreements for Global Small Capitalization Fund and Global Growth and Income Fund.

For the periods ended December 31, 2006, 2005 and 2004, management fees were reduced by the following as a result of these waivers:

                                                   WAIVER REDUCTION
-------------------------------------------------------------------------------
                                             2006         2005         2004
-------------------------------------------------------------------------------

 GLOBAL DISCOVERY FUND                    $   81,000   $   44,000    $  6,000
-------------------------------------------------------------------------------
 GLOBAL GROWTH FUND                        1,904,000    1,201,000     179,000
-------------------------------------------------------------------------------
 GLOBAL SMALL CAPITALIZATION FUND          1,973,000    1,142,000     154,000
-------------------------------------------------------------------------------
 GROWTH FUND                               7,994,000    5,598,000     846,000
-------------------------------------------------------------------------------
 INTERNATIONAL FUND                        3,867,000    2,361,000     342,000
-------------------------------------------------------------------------------
 NEW WORLD FUND                              821,000      429,000      53,000
-------------------------------------------------------------------------------
 BLUE CHIP INCOME AND GROWTH FUND          1,510,000    1,073,000     167,000
-------------------------------------------------------------------------------
 GLOBAL GROWTH AND INCOME FUND               132,000          N/A         N/A
-------------------------------------------------------------------------------
 GROWTH-INCOME FUND                        6,473,000    4,833,000     788,000
-------------------------------------------------------------------------------
 ASSET ALLOCATION FUND                     2,164,000    1,606,000     260,000
-------------------------------------------------------------------------------
 BOND FUND                                 1,235,000      823,000     135,000
-------------------------------------------------------------------------------
 GLOBAL BOND FUND                              2,000          N/A         N/A
-------------------------------------------------------------------------------
 HIGH-INCOME BOND FUND                       495,000      376,000      66,000
-------------------------------------------------------------------------------
 U.S. GOVERNMENT/AAA-RATED SECURITIES        288,000      250,000      47,000
 FUND
-------------------------------------------------------------------------------
 CASH MANAGEMENT FUND                        107,000       69,000      12,000
-------------------------------------------------------------------------------

PLANS OF DISTRIBUTION - The Series has adopted Plans of Distribution (the
"Plans") for its Class 2 and Class 3 shares, pursuant to rule 12b-1 under the
1940 Act. As required by rule 12b-1, the Plans have been approved by a majority of the entire board of trustees, and separately by a majority of the trustees who are not "interested persons" of the Series and who have no direct or indirect financial interest in the operation of the Plans. Potential benefits of the Plans to the

                   American Funds Insurance Series -- Page 47

Series include improved shareholder services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not
"interested persons" of the Series is committed to the discretion of the trustees who are not "interested persons" during the existence of the Plans. The
Plans are reviewed quarterly and must be renewed annually by the board of trustees.

Under the Plans, the Series will pay to insurance company contract issuers 0.25%
of each fund's average net assets annually (Class 2 shares) or 0.18% of each fund's average net assets annually (Class 3 shares) to finance any distribution activity which is primarily intended to benefit the Class 2 and Class 3 shares of the Series, respectively, provided that the board of trustees of the Series has approved the categories of expenses for which payment is being made.
Payments made pursuant to the Plans will be used by insurance company contract issuers to pay a continuing annual service fee to dealers on the value of all variable annuity and variable life contract payments for account-related services provided to existing shareholders. During the fiscal year ended
December 31, 2006, the Series incurred distribution expenses for Class 2 shares of $166,423,000 and Class 3 shares of $2,171,000, payable to certain life insurance companies under the Plan. Accrued and unpaid distribution expenses were $16,258,000 for Class 2 shares and $182,000 for Class 3 shares.

Class 3 distribution fees were reduced for Growth Fund, as necessary, to maintain the expense level in the class, stipulated by the terms of the exemptive order granted by the U.S. Securities and Exchange Commission relating to the substitution of Class 3 shares of Growth Fund for shares of Anchor
Pathway Fund Growth Series. As a result, for the year ended December 31, 2004, the distribution fee was reduced by $13,000 to $879,000.

COMPENSATION TO INSURANCE COMPANIES -- American Funds Distributors, Inc., at its
expense, currently makes payments to certain of the insurance companies listed below that use the Series as the underlying investment in insurance contracts.
These payments generally cover expenses associated with education and training meetings sponsored by American Funds Distributors, Inc. for insurance company sales forces.

     AEGON, N.V.
     AIG SunAmerica Life Assurance Company
     Hartford Life Insurance Company
     ING Life Insurance and Annuity Company
     Jefferson Pilot Financial Insurance Company/Jefferson Pilot LifeAmerica
     Insurance Company
     John Hancock Life Insurance Company (U.S.A.)
     The Lincoln National Life Insurance Company
     Massachusetts Mutual Life Insurance Company
     Merrill Lynch Life Insurance Company
     Metropolitan Life Insurance Company
     Nationwide Mutual Insurance Company
     New York Life Insurance and Annuity Corporation
     Pacific Life Insurance Company
     Travelers Insurance Company

                   American Funds Insurance Series -- Page 48

American Funds Distributors, Inc. receives a marketing expense allowance from certain of the insurance companies listed above. These payments generally cover expenses associated with the education and training efforts that American Funds
Distributors, Inc. provides to each insurance company sales force. Payments are up to 0.16% of sales in a given calendar year.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the Series'
portfolio transactions. The investment adviser strives to obtain best execution on each fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The Series does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the Series'
portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the Series' portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer.
Further, when the investment adviser places orders for the Series' portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the Series'
portfolio transactions.

Portfolio transactions for the Series may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

Brokerage commissions and explicit concessions paid on portfolio transactions for the fiscal years ended December 31, 2006, 2005, and 2004 were:

                                                                                 FISCAL YEAR ENDED
                                                                      ------------------------------------------
                                                                          2006          2005           2004
----------------------------------------------------------------------------------------------------------------

GLOBAL DISCOVERY FUND                                                 $   123,000   $   132,000    $    79,000
----------------------------------------------------------------------------------------------------------------
GLOBAL GROWTH FUND                                                      3,182,000     2,106,000      1,909,000
----------------------------------------------------------------------------------------------------------------
GLOBAL SMALL CAPITALIZATION FUND                                        8,618,000     7,430,000      4,672,000
----------------------------------------------------------------------------------------------------------------
GROWTH FUND                                                            19,084,000    17,310,000     13,718,000
----------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND                                                      7,618,000     6,821,000      5,149,000
----------------------------------------------------------------------------------------------------------------
NEW WORLD FUND                                                          2,181,000     1,193,000        496,000
----------------------------------------------------------------------------------------------------------------
BLUE CHIP INCOME AND GROWTH FUND                                        1,381,000     1,881,000      1,215,000
----------------------------------------------------------------------------------------------------------------
GLOBAL GROWTH AND INCOME FUND                                             912,000           N/A            N/A
----------------------------------------------------------------------------------------------------------------
GROWTH-INCOME FUND                                                     10,703,000    10,782,000     11,022,000
----------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND                                                 $ 5,351,000   $ 4,634,000    $ 3,419,000
----------------------------------------------------------------------------------------------------------------
BOND FUND                                                               3,159,000     2,112,000      1,585,000
----------------------------------------------------------------------------------------------------------------
GLOBAL BOND FUND                                                            3,000           N/A            N/A
----------------------------------------------------------------------------------------------------------------
HIGH-INCOME BOND FUND                                                   2,358,000     1,475,000      1,362,000
----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND                                  80,000       102,000         45,000
----------------------------------------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 49

With respect to fixed-income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price. The volume of trading activity by Global Discovery Fund, Global Growth Fund, Global Small
Capitalization Fund, Growth Fund, International Fund, New World Fund, Asset
Allocation Fund and Bond Fund increased during the year, resulting in an increase in brokerage commissions and concessions paid on portfolio transactions. The volume of securities purchased by High-Income Bond Fund in new issues/underwritten offerings increased from 2005 to 2006, resulting in an increase in brokerage concessions paid on portfolio transactions. The volume of trading activity by Blue Chip Income and Growth Fund and U.S.
Government/AAA-Rated Securities Fund decreased during the year, resulting in a decrease in commissions paid on portfolio transactions. The increase in brokerage commissions paid for U.S. Government/AAA-Rated Securities Fund since
2004 is attributable to growth in the sale of the fund's shares since 2004, which led the fund to purchase additional securities for its portfolio, thereby increasing brokerage commissions paid.

The Series is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the Series the largest amount of brokerage commissions by participating, directly or indirectly, in the Series'
portfolio transactions during the Series' most recent fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Series during the Series' most recent fiscal year;
or (c) one of the 10 broker-dealers that sold the largest amount of securities of the Series during the Series' most recent fiscal year.

At the end of the Series' most recent fiscal year, the Series' regular broker-dealers included Banc of America Securities, LLC, Citigroup Global
Markets Inc., Deutsche Bank AG, Credit Suisse Group, J.P. Morgan Securities
Inc., Lehman Brothers and UBS AG. As of the Series' fiscal year--

                   American Funds Insurance Series -- Page 50

end, the following funds held equity and/or debt securities of an affiliated company of such regular broker-dealers:

                            AFFILIATED COMPANY OF     TYPE OF
                            REGULAR BROKER-DEALER    SECURITY        AMOUNT
-------------------------------------------------------------------------------

Global Discovery Fund        Citigroup Inc.           equity      $  1,030,000
-------------------------------------------------------------------------------
Global Growth Fund          Citigroup Inc.            equity        13,925,000
-------------------------------------------------------------------------------
Growth Fund                 Citigroup Inc.            equity       111,400,000
-------------------------------------------------------------------------------
International Fund          Credit Suisse Group       equity       154,256,000
                            ---------------------------------------------------
                            UBS AG                    equity        34,637,000
-------------------------------------------------------------------------------
New World Fund              Citigroup Inc.            equity         5,960,000
-------------------------------------------------------------------------------
Blue Chip Income and        Citigroup Inc.            equity       174,062,000
Growth Fund
                            ---------------------------------------------------
                            J.P. Morgan Chase &       equity       106,260,000
                            Co.
-------------------------------------------------------------------------------
Global Growth and Income    Citigroup Inc.            equity        12,221,000
Fund
-------------------------------------------------------------------------------
Growth-Income Fund          Citigroup Inc.            equity       570,245,000
                            ---------------------------------------------------
                            J.P. Morgan Chase &       equity       200,344,000
                            Co.
-------------------------------------------------------------------------------
Asset Allocation Fund       Citigroup Inc.            equity        66,840,000
                            ---------------------------------------------------
                            J.P. Morgan Chase &       equity        72,450,000
                            Co.
                            ---------------------------------------------------
                            Lehman Brothers            debt          4,007,000
                            Holdings Inc.
-------------------------------------------------------------------------------
Bond Fund                   Citigroup Inc.             debt          5,850,000
                            ---------------------------------------------------
                            Deutsche Bank              debt          2,639,000
                            ---------------------------------------------------
                            J.P. Morgan Chase &        debt          8,833,000
                            Co.
-------------------------------------------------------------------------------

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Series' investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds'
portfolio securities. These policies and procedures have been reviewed by the
Series' board of trustees and compliance will be periodically assessed by the board in connection with reporting from the Series' chief compliance officer.

Under these policies and procedures, each fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be provided to shareholders no earlier than the tenth day after such calendar quarter. In addition, each fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be provided to shareholders no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is made available to fund

                   American Funds Insurance Series -- Page 51

shareholders. Currently, this information is being provided to Lipper, Inc.
Morningstar, Standard & Poor's Fund Services, Overlap, Value Line, Bloomberg,
Vickers Stock Research, Thomson Financial Research, Russell/Mellon Analytical
Services and RBC Dain Rauscher. The Series' custodian, outside counsel and auditor, each of which require such information for legitimate business and fund oversight purposes, may receive such information earlier.

Affiliated persons of the Series as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable.
Third party service providers of the Series receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the Series, such persons may be bound by agreements (including confidentiality agreements) that restrict and limit their use of the information to legitimate business uses only, and that include the duty not to trade on the information. Neither the Series nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to Board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Series' investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds' portfolio securities is appropriate and in the best interest of Series shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the Code of Ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties (other than to Series service providers for legitimate business and Series oversight purposes) until such holdings have been provided to fund shareholders, helps reduce potential conflicts of interest between Series shareholders and the investment adviser and its affiliates.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. Each fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, a fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, each fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from

                   American Funds Insurance Series -- Page 52

the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer; two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses; or the securities of certain publicly traded partnerships.

In addition to the asset diversification and other requirements for qualification as a regulated investment company, the funds are subject to another set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, a fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S.
government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If a fund should fail to comply with these regulations, Contracts invested in that fund will not be treated as annuity, endowment or life insurance contracts under the Code.

     DIVIDENDS -- Each fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the funds accrue receivables or liabilities denominated in a foreign currency and the time the funds actually collect such receivables, or pay such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     If a fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any
     "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the

                   American Funds Insurance Series -- Page 53

     stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.

     To avoid such tax and interest, each fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The funds will be required to distribute any resulting income, even though they have not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the funds each year, even though the funds will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the funds that must be distributed to shareholders in order to maintain the qualification of the funds as regulated investment companies and to avoid federal income taxation at the level of the funds.

     The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     Dividend and interest income received by the funds from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

     CAPITAL GAIN DISTRIBUTIONS -- The funds also intend to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry forward of the funds.

See the applicable Contract prospectus for information regarding the federal income tax treatment of the Contracts and distributions to the separate accounts.

                                PRICE OF SHARES
Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the
Series or its designee. Orders

                   American Funds Insurance Series -- Page 54

received by the Series or authorized designee after the time of the determination of the net asset value will be entered at the next calculated offering price.

The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New
York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00
p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and
Christmas Day. Each share class of a fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:

1.    Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of each fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which representative market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the Series' board. Subject to board oversight, the Series' board has delegated the obligation to make fair valuation determinations to a valuation committee established by the Series' investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the valuation committee based upon what a fund might reasonably expect to receive upon their current sale. The valuation committee considers all

                   American Funds Insurance Series -- Page 55

indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United
States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund's net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events.
Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets). Fair value procedures have been implemented for the Global Discovery
Fund, Global Growth Fund, Global Small Capitalization Fund, International Fund,
New World Fund and Global Growth and Income Fund, as well as for all other funds that may hold securities traded outside the United States.

2.   Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to a fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

                              GENERAL INFORMATION
CUSTODIAN OF ASSETS -- Securities and cash owned by all funds, including proceeds from the sale of shares of the funds and of securities in the funds'
portfolios, are held by State Street Bank and Trust Company, One Lincoln Street,
Boston, MA 02111, as Custodian. Non-U.S. securities may be held by the Custodian in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each insurance company's separate account, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds
Service Company is located at 135 South State College Boulevard, Brea, CA
92821-5823. American Funds Service Company was paid a fee of $9,084 for Class 1 shares, $45,979 for Class 2 shares and $834 for Class 3 shares for the 2006 fiscal year.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- PricewaterhouseCoopers LLP, 350
South Grand Avenue, Los Angeles, CA 90071, serves as the Series' independent registered public

                   American Funds Insurance Series -- Page 56

accounting firm providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission.
The financial statements included in this statement of additional information from the Annual Report have been so included in reliance on the report of
PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing. The selection of the Series' independent registered public accounting firm is reviewed and determined annually by the board of trustees.

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 55 Second
Street, 24th Floor, San Francisco, CA 94105, serves as counsel for the Series and for trustees who are not interested persons (as defined by the 1940 Act) of the Series. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the Series by Paul,
Hastings, Janofsky & Walker LLP. Counsel does not provide legal services to the funds' investment adviser or any of its affiliated companies. A determination with respect to the independence of the Series' "independent legal counsel" will be made at least annually by the independent trustees of the Series, as prescribed by the 1940 Act and the rules thereunder.

PROSPECTUSES AND REPORTS TO SHAREHOLDERS -- The Series' fiscal year ends on
December 31. Contract owners are provided updated prospectuses annually and at least semiannually with reports showing the funds' investment portfolios or summary investment portfolios, financial statements and other information. The
Series' annual financial statements are audited by the independent registered public accounting firm of PricewaterhouseCoopers LLP.

PERSONAL INVESTING POLICY -- The Series, Capital Research and Management Company
and its affiliated companies have adopted codes of ethics which allow for personal investments, including securities in which the Series may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel;
a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series' principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or Trustees. The
Declaration of Trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The

                   American Funds Insurance Series -- Page 57

Series will provide indemnification to its Trustees and officers as authorized by its by-laws and by the 1940 Act and the rules and regulations thereunder.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD filed an administrative complaint against the American Funds Distributors, Inc. The complaint alleges violations of certain NASD rules by the American Funds Distributors, Inc. with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, the NASD Hearing Panel ruled against the
American Funds Distributors, Inc. and imposed a $5 million fine. The American
Funds Distributors, Inc. has appealed this decision to the NASD's National
Adjudicatory Council.

On March 24, 2005, the investment adviser and American Funds Distributors, Inc.
filed a complaint against the Attorney General of the State of California in Los
Angeles County Superior Court. The complaint alleged that the Attorney General threatened to take enforcement actions against the investment adviser and
American Funds Distributors, Inc. that are without merit and preempted by federal law. On the same day, following the filing of the investment adviser's and American Funds Distributors, Inc.'s complaint, the Attorney General of the
State of California filed a complaint against the American Funds Distributors,
Inc. and investment adviser. Filed in Los Angeles County Superior Court, the
Attorney General's complaint alleged violations of certain sections of the
California Corporations Code with respect to so-called "revenue sharing"
disclosures in mutual fund prospectuses and statements of additional information. On November 22, 2005, the Los Angeles Superior Court dismissed the
Attorney General's complaint. The Attorney General subsequently appealed the
Superior Court's decision to California's Court of Appeal for the Second
Appellate District. On January 26, 2007, the Court of Appeal issued a ruling allowing the California Attorney General to proceed with his civil action.

The investment adviser and American Funds Distributors, Inc. believes that the likelihood that these matters could have a material adverse effect on the funds or on the ability of the investment adviser or American Funds Distributors, Inc.
to perform their contracts with the funds is remote. The SEC is conducting a related investigation as of the date of this statement of additional information. The investment adviser and American Funds Distributors, Inc. are cooperating fully. In addition, class action lawsuits have been filed in the
U.S. District Court, Central District of California, relating to these matters.
Although most of the claims in the suit were dismissed with prejudice, an amended complaint relating to management fees has been filed. The investment adviser believes that this suit is without merit and will defend itself vigorously. Further updates on these issues will be available on the American
Funds website (americanfunds.com) under "American Funds regulatory matters."

REGISTRATION STATEMENT -- A registration statement has been filed with the
Securities and Exchange Commission under the Securities Act of 1933 and the 1940
Act with respect to the Series. The prospectus and this statement of additional information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the Series. Statements contained in the prospectus and this statement of additional information as to the content of the Contracts issued through the separate accounts and other legal instruments are summaries.
For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and Contracts as filed with the
Securities and Exchange Commission.

                   American Funds Insurance Series -- Page 58

AUTHORIZED SHARES -- The Series was organized as a Massachusetts business trust which permits each fund of the Series to issue an unlimited number of shares of beneficial interest of one or more classes.

                   American Funds Insurance Series -- Page 59

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                   American Funds Insurance Series -- Page 60

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                   American Funds Insurance Series -- Page 61

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                   American Funds Insurance Series -- Page 62

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American Funds Insurance Series®
Global Discovery Fund
Investment portfolio

December 31, 2006

Common stocks — 86.37%	Shares	Market value (000)

BANKS — 9.20%
Erste Bank der oesterreichischen Sparkassen AG	50,000	$3,833
Raiffeisen International Bank Holding AG	13,000	1,981
UniCredito Italiano SpA (Germany)	200,000	1,755
UniCredito Italiano SpA (Italy)	10,000	88
Banco Bradesco SA, preferred nominative	30,000	1,216
Banco Bradesco SA, preferred nominative[1]	668	26
BNP Paribas	11,110	1,211
Banco Bilbao Vizcaya Argentaria, SA	45,600	1,097
Grupo Financiero Banorte, SA de CV, Series O	280,000	1,095
SinoPac Financial Holdings Co. Ltd.	1,710,000	916
Mitsui Trust Holdings, Inc.	77,000	884
Banco Santander Central Hispano, SA	29,558	551
Mizuho Financial Group, Inc.	75	536
Siam City Bank PCL	1,045,000	520
DEPFA BANK PLC	27,000	483
Malayan Banking Bhd.	76,500	256
		16,448

HEALTH CARE EQUIPMENT & SERVICES — 8.36%
Medtronic, Inc.	45,000	2,408
Zimmer Holdings, Inc.[1]	27,000	2,116
C. R. Bard, Inc.	25,000	2,074
Smith & Nephew PLC	197,700	2,063
Medco Health Solutions, Inc.[1]	25,000	1,336
Apria Healthcare Group Inc.[1]	50,000	1,333
Kyphon Inc.[1]	30,000	1,212
St. Jude Medical, Inc.[1]	26,500	969
Advanced Medical Optics, Inc.[1]	20,500	722
Express Scripts, Inc.[1]	10,000	716
		14,949

SOFTWARE & SERVICES — 8.28%
Google Inc., Class A1	7,500	3,454
eBay Inc.[1]	111,000	3,338
Microsoft Corp.	73,300	2,189
Affiliated Computer Services, Inc., Class A1	33,300	1,626
NAVTEQ Corp.[1]	37,500	1,311
Oracle Corp.[1]	61,000	1,046
Yahoo! Inc.[1]	36,000	919
Intuit Inc.[1]	30,000	915
		14,798

MEDIA — 7.33%
Time Warner Inc.	160,000	3,485
Comcast Corp., Class A1	45,000	1,905
Vivendi SA	33,000	1,289
E.W. Scripps Co., Class A	24,700	1,234
XM Satellite Radio Holdings Inc., Class A1	85,000	1,228
Discovery Holding Co., Class A1	75,000	1,207
Grupo Televisa, SA, ordinary participation certificates (ADR)	44,000	1,188
Walt Disney Co.	33,000	1,131
Next Media Ltd.	1,157,000	431
		13,098

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 6.80%
Roche Holding AG	15,000	2,690
Novo Nordisk A/S, Class B	23,000	1,916
Amgen Inc.[1]	25,000	1,708
UCB SA	19,653	1,356
Richter Gedeon NYRT	5,500	1,255
Forest Laboratories, Inc.[1]	24,000	1,214
Millennium Pharmaceuticals, Inc.[1]	100,000	1,090
Bristol-Myers Squibb Co.	35,000	921
		12,150

RETAILING — 6.07%
Lowe’s Companies, Inc.	91,000	2,835
Target Corp.	40,000	2,282
Stockmann Oyj, Class B	40,000	1,925
Tractor Supply Co.[1]	25,000	1,118
Industria de Diseno Textil, SA	19,200	1,034
Liberty Media Holding Corp., Liberty Interactive, Series A1	45,000	971
Takashimaya Co., Ltd.	46,000	650
SA D’Ieteren NV	100	35
		10,850

TELECOMMUNICATION SERVICES — 5.55%
Millicom International Cellular SA1	40,000	2,466
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	1,574,000	1,768
América Móvil SAB de CV, Series L (ADR)	33,000	1,492
Koninklijke KPN NV	80,000	1,137
OJSC Mobile TeleSystems (ADR)	20,000	1,004
Philippine Long Distance Telephone Co.	9,100	474
Philippine Long Distance Telephone Co. (ADR)	9,100	465
Vodafone Group PLC	259,875	720
LG Telecom Ltd.[1]	38,855	402
		9,928

TECHNOLOGY HARDWARE & EQUIPMENT — 5.03%
Cisco Systems, Inc.[1]	120,000	3,280
Advantech Co., Ltd.	390,655	1,403
Seagate Technology	49,000	1,299
Nokia Corp.	60,000	1,225
Nidec Corp.	11,000	850
Acer Inc.	257,040	537
Wintek Corp.	421,368	400
		8,994

UTILITIES — 4.40%
Veolia Environnement	44,700	3,444
Xinao Gas Holdings Ltd.	2,610,000	2,953
Hong Kong and China Gas Co. Ltd.	650,000	1,463
		7,860

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.29%
Hynix Semiconductor Inc.[1]	55,000	2,157
Texas Instruments Inc.	45,000	1,296
Novellus Systems, Inc.[1]	35,000	1,205
Intel Corp.	55,000	1,114
Siliconware Precision Industries Co., Ltd.	591,933	930
Maxim Integrated Products, Inc.	27,000	827
Sunplus Technology Co., Ltd.	113,380	138
		7,667

TRANSPORTATION — 3.84%
Ryanair Holdings PLC (ADR)[1]	29,450	2,400
Nippon Express Co., Ltd.	339,000	1,854
Cintra, Concesiones de Infraestructuras de Transporte, SA	73,500	1,232
Singapore Post Private Ltd.	933,000	663
Qantas Airways Ltd.	147,399	607
Grupo Aeroportuario del Pacífico, SA de CV, Class B (ADR)	2,700	106
		6,862

MATERIALS — 2.46%
Bayer AG	65,000	3,487
Nitto Denko Corp.	18,000	901
		4,388

CONSUMER SERVICES — 2.19%
Shangri-La Asia Ltd.	800,000	2,062
OSI Restaurant Partners, Inc.	29,000	1,137
Greek Organization of Football Prognostics SA	18,490	714
		3,913

FOOD & STAPLES RETAILING — 2.15%
Walgreen Co.	35,000	1,606
Koninklijke Ahold NV1	81,000	862
Costco Wholesale Corp.	16,000	846
Wal-Mart de México, SA de CV, Series V	118,600	522
		3,836

ENERGY — 1.94%
Schlumberger Ltd.	55,000	3,474

INSURANCE — 1.88%
American International Group, Inc.	47,000	3,368

CONSUMER DURABLES & APPAREL — 1.01%
Burberry Group PLC	84,000	1,061
GEOX SpA	47,550	738
		1,799

COMMERCIAL SERVICES & SUPPLIES — 0.66%
Rentokil Initial PLC	250,000	812
Monster Worldwide, Inc.[1]	8,000	373
		1,185

DIVERSIFIED FINANCIALS — 0.58%
Citigroup Inc.	18,500	1,030

REAL ESTATE — 0.17%
AEON Mall Co., Ltd.	5,500	311

MISCELLANEOUS — 4.18%
Other common stocks in initial period of acquisition		7,462

Total common stocks (cost: $124,144,000)		154,370

Convertible securities — 0.28%	Principal amount (000)

TECHNOLOGY HARDWARE & EQUIPMENT — 0.28%
Lucent Technologies Inc. 8.00% convertible notes 2031	$500	503

Total convertible securities (cost: $512,000)		503

Short-term securities — 13.66%

Federal Home Loan Bank 5.132%-5.165% due 1/17-1/24/2007	5,500	5,482
Abbott Laboratories 5.24% due 1/25/2007[2]	3,100	3,089
Atlantic Industries 5.20% due 1/26/2007[2]	3,000	2,989
Procter & Gamble International Funding S.C.A. 5.28% due 1/12/2007[2]	2,900	2,895
Triple-A One Funding Corp. 5.26%-5.27% due 1/11-1/12/2007[2]	2,300	2,296
Hewlett-Packard Co. 5.29% due 2/9/2007[2]	2,000	1,988
HSBC Finance Corp. 5.23% due 1/12/2007	1,800	1,797
Ranger Funding Co. LLC 5.28% due 1/2/2007[2]	1,500	1,499
Hershey Co. 5.20% due 2/23/2007[2,3]	1,400	1,389
Three Pillars Funding, LLC 5.31% due 1/2/2007[2]	1,000	999

Total short-term securities (cost: $24,423,000)		24,423

Total investment securities (cost: $149,079,000)		179,296
Other assets less liabilities		(557)

Net assets		$178,739

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $17,144,000, which represented 9.59% of the net assets of the fund.
3 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

Global Growth Fund
Investment portfolio

December 31, 2006

Common stocks — 84.62%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 14.07%
Microsoft Corp.	2,012,000	$60,078
International Business Machines Corp.	600,000	58,290
Samsung Electronics Co., Ltd.	53,440	35,243
Motorola, Inc.	1,675,000	34,438
Nokia Corp.	1,682,000	34,354
Murata Manufacturing Co., Ltd.	480,000	32,471
Taiwan Semiconductor Manufacturing Co. Ltd.	11,731,127	24,305
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	709,919	7,760
Cisco Systems, Inc.[1]	1,146,500	31,334
Rohm Co., Ltd.	242,500	24,148
Hon Hai Precision Industry Co., Ltd.	3,218,910	22,971
Dell Inc.[1]	900,000	22,581
ASML Holding NV (New York registered)[1]	771,800	19,009
ASML Holding NV1	125,000	3,107
Powerchip Semiconductor Corp.	28,773,519	19,430
Chartered Semiconductor Manufacturing Ltd[1]	23,000,000	19,194
Oracle Corp.[1]	1,100,000	18,854
Yahoo! Inc.[1]	725,000	18,517
Citizen Watch Co., Ltd.	1,918,000	14,683
Applied Materials, Inc.	774,000	14,280
Elpida Memory, Inc.[1]	210,000	11,541
Google Inc., Class A1	25,000	11,512
Venture Corp. Ltd.	1,300,000	11,442
Altera Corp.[1]	550,000	10,824
Xilinx, Inc.	440,000	10,476
Tokyo Electron Ltd.	96,100	7,575
Texas Instruments Inc.	250,000	7,200
Chi Mei Optoelectronics Corp.	6,125,791	6,205
Mediatek Incorporation	537,919	5,564
AU Optronics Corp.	3,368,100	4,683
KLA-Tencor Corp.	37,921	1,887
		603,956

FINANCIALS — 12.48%
Société Générale	369,400	62,678
Macquarie Bank Ltd.	856,791	53,344
Allianz SE	192,000	39,204
HSBC Holdings PLC (United Kingdom)	2,117,769	38,605
Mizuho Financial Group, Inc.	4,750	33,928
Kookmin Bank	366,310	29,518
Erste Bank der oesterreichischen Sparkassen AG	352,480	27,020
Commerzbank U.S. Finance, Inc.	677,500	25,789
Mitsubishi UFJ Financial Group, Inc.	2,023	24,990
Sun Hung Kai Properties Ltd.	2,000,000	22,977
American International Group, Inc.	225,000	16,123
Hypo Real Estate Holding AG	255,000	16,062
Hana Financial Holdings	296,200	15,583
Kotak Mahindra Bank Ltd.	1,600,000	14,502
Shanghai Forte Land Co., Ltd., Class H	31,966,000	14,303
Citigroup Inc.	250,000	13,925
Industrial and Commercial Bank of China Ltd., Class H1	20,925,400	12,995
ING Groep NV	272,172	12,062
Lloyds TSB Group PLC	1,000,000	11,190
UniCredito Italiano SpA	1,125,000	9,856
Banco Santander Central Hispano, SA	503,914	9,401
Marsh & McLennan Companies, Inc.	300,000	9,198
Westfield Group	412,507	6,830
Bank of Nova Scotia	140,000	6,263
PT Bank Rakyat Indonesia	9,777,500	5,602
Mitsui Sumitomo Insurance Co., Ltd.	350,000	3,829
		535,777

HEALTH CARE — 10.71%
Novo Nordisk A/S, Class B	727,600	60,600
AstraZeneca PLC (United Kingdom)	443,960	23,853
AstraZeneca PLC (Sweden)	268,005	14,390
AstraZeneca PLC (ADR)	73,000	3,909
Smith & Nephew PLC	4,019,300	41,946
WellPoint, Inc.[1]	486,000	38,243
Bausch & Lomb Inc.	695,000	36,182
UCB SA	490,020	33,587
Roche Holding AG	168,500	30,213
CIGNA Corp.	185,000	24,340
Pfizer Inc	900,000	23,310
Shionogi & Co., Ltd.	1,163,000	22,869
Rhön-Klinikum AG (Germany)	427,824	20,739
Aetna Inc.	400,000	17,272
Mentor Corp.	300,000	14,661
Chugai Pharmaceutical Co., Ltd.	596,100	12,298
Medtronic, Inc.	208,069	11,134
Stryker Corp.	200,000	11,022
Shire PLC (ADR)	150,000	9,264
Merck & Co., Inc.	150,000	6,540
Intuitive Surgical, Inc.[1]	35,700	3,423
		459,795

CONSUMER DISCRETIONARY — 9.16%
Carnival Corp., units	550,000	26,978
Lowe’s Companies, Inc.	815,000	25,387
Kohl’s Corp.[1]	350,000	23,950
Esprit Holdings Ltd.	2,100,500	23,456
Toyota Motor Corp.	342,500	22,910
Burberry Group PLC	1,700,000	21,486
Target Corp.	370,000	21,108
H & M Hennes & Mauritz AB, Class B	376,000	19,007
Discovery Holding Co., Class A1	1,080,500	17,385
Kesa Electricals PLC	2,473,400	16,430
Mediaset SpA	1,364,500	16,185
Aisin Seiki Co., Ltd.	475,000	15,926
Starbucks Corp.[1]	440,000	15,585
Viacom Inc., Class B1	352,000	14,443
GOME Electrical Appliances Holding Ltd.	17,430,000	13,671
News Corp., Class A	583,407	12,532
Grupo Televisa, SA, ordinary participation certificates (ADR)	460,000	12,425
Kingfisher PLC	2,349,422	10,971
Limited Brands, Inc.	370,000	10,708
Honda Motor Co., Ltd.	268,800	10,616
NTL Inc.	410,000	10,348
Suzuki Motor Corp.	313,000	8,838
Cie. Financière Richemont AG, Class A, units	115,000	6,700
DSG International PLC	1,691,929	6,344
Swatch Group Ltd, non-registered shares	11,936	2,637
Swatch Group Ltd	35,521	1,589
Vivendi SA	102,400	4,001
SET India Ltd.[1,2,3]	16,148	1,711
		393,327

INDUSTRIALS — 6.89%
General Electric Co.	1,475,455	54,902
Deutsche Post AG	1,780,000	53,641
Tyco International Ltd.	1,465,000	44,536
Macquarie Infrastructure Group	10,254,043	27,986
Siemens AG	163,000	16,160
Illinois Tool Works Inc.	345,000	15,935
Ryanair Holdings PLC (ADR)[1]	195,000	15,892
Suzlon Energy Ltd.	533,800	15,790
3M Co.	170,000	13,248
Asahi Glass Co., Ltd.	826,000	9,926
WestJet Airlines Ltd.[1,4]	750,000	9,396
Grupo Aeroportuario del Pacífico, SA de CV, Class B (ADR)	200,000	7,838
Cie. de Saint-Gobain	69,000	5,794
United Parcel Service, Inc., Class B	60,000	4,499
Malaysia International Shipping Corp. Bhd.	76,200	190
		295,733

TELECOMMUNICATION SERVICES — 7.20%
Koninklijke KPN NV	4,875,830	69,285
Telefónica, SA	2,534,081	53,897
Telekom Austria AG	1,725,200	46,207
SOFTBANK CORP.	1,509,000	29,356
Sprint Nextel Corp., Series 1	1,501,750	28,368
América Móvil SAB de CV, Series L (ADR)	585,000	26,454
Vodafone Group PLC (ADR)	437,500	12,154
Vodafone Group PLC	3,981,250	11,030
Qwest Communications International Inc.[1]	2,000,000	16,740
AT&T Inc.	300,000	10,725
France Télécom SA	185,000	5,114
		309,330

CONSUMER STAPLES — 6.43%
Seven & I Holdings Co., Ltd.	1,274,000	39,612
Koninklijke Ahold NV1	3,577,000	38,039
Nestlé SA	62,900	22,350
Avon Products, Inc.	645,800	21,337
METRO AG	310,000	19,759
PepsiCo, Inc.	277,000	17,326
Coca-Cola Co.	300,000	14,475
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	246,000	12,005
Cia. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	44,000	1,932
Procter & Gamble Co.	215,000	13,818
Woolworths Ltd.	608,483	11,471
Tesco PLC	1,430,000	11,326
Groupe Danone	72,500	10,981
Altria Group, Inc.	125,000	10,728
Wal-Mart de México, SA de CV, Series V (ADR)	200,000	8,650
Unilever NV	300,000	8,194
Kimberly-Clark de México, SAB de CV, Class A	1,540,000	7,085
Wal-Mart Stores, Inc.	150,000	6,927
		276,015

ENERGY — 6.10%
Reliance Industries Ltd.	1,900,298	54,719
Royal Dutch Shell PLC, Class B	574,666	20,141
Royal Dutch Shell PLC, Class B (ADR)	139,643	9,936
Technip SA	430,000	29,502
Norsk Hydro ASA	875,000	27,170
Canadian Natural Resources, Ltd.	466,700	24,906
Schlumberger Ltd.	380,000	24,001
Halliburton Co.	575,000	17,854
SK Corp.	155,000	12,173
Oil & Natural Gas Corp. Ltd.	577,500	11,407
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	100,000	10,299
ENI SpA	300,000	10,085
Imperial Oil Ltd.	257,928	9,508
		261,701

MATERIALS — 5.44%
K+S AG	267,000	28,957
UPM-Kymmene Corp.	1,090,000	27,497
PPG Industries, Inc.	410,000	26,326
Ivanhoe Mines Ltd.[1]	2,390,300	23,603
Barrick Gold Corp.	557,174	17,152
Potash Corp. of Saskatchewan Inc.	110,000	15,783
Akzo Nobel NV	258,000	15,730
Gold Fields Ltd.	763,100	14,513
Weyerhaeuser Co.	200,000	14,130
Bayer AG	250,000	13,412
Galaxy Entertainment Group Ltd.[1]	13,000,000	12,168
Nitto Denko Corp.	196,400	9,837
Holcim Ltd.	100,000	9,167
Alcoa Inc.	183,100	5,495
		233,770

UTILITIES — 3.01%
Veolia Environnement	405,900	31,276
Suez SA	550,000	28,468
NTPC Ltd.	7,785,649	24,093
E.ON AG	142,800	19,374
RAO Unified Energy System of Russia (GDR)	136,377	14,947
RWE AG	100,000	11,017
		129,175

MISCELLANEOUS — 3.13%
Other common stocks in initial period of acquisition		134,369

Total common stocks (cost: $2,731,292,000)		$3,632,948

	Principal amount	Market value
Short-term securities — 15.58%	(000)	(000)

Federal Home Loan Bank 5.155% due 3/28/2007	$38,700	$38,197
Federal Home Loan Bank 5.17% due 2/23/2007[5]	14,400	14,288
Amsterdam Funding Corp. 5.24%-5.25% due 1/4-2/7/2007[2]	45,000	44,833
Allied Irish Banks N.A. Inc. 5.23%-5.28% due 1/4-1/29/2007[2]	35,000	34,913
Ranger Funding Co. LLC 5.255%-5.26% due 1/24-2/1/2007[2]	35,000	34,849
Liberty Street Funding Corp. 5.25%-5.28% due 1/9-2/21/2007[2]	35,000	34,828
BMW U.S. Capital LLC 5.22% due 2/14/2007[2]	35,000	34,780
Danske Corp. 5.24%-5.285% due 1/30-1/31/2007[2]	34,900	34,744
Bank of Ireland 5.24%-5.25% due 1/22-3/14/2007[2]	35,000	34,727
Dexia Delaware LLC 5.24% due 1/17/2007	29,500	29,431
CAFCO, LLC 5.26% due 1/8/2007[2]	27,000	26,968
BASF AG 5.23% due 1/12/2007[2]	25,000	24,956
Old Line Funding, LLC 5.25%-5.26% due 1/12-1/16/2007[2]	25,000	24,947
American Honda Finance Corp. 5.25% due 1/25/2007	25,000	24,909
Novartis Finance Corp. 5.22% due 2/5/2007[2]	25,000	24,869
Stadshypotek Delaware Inc. 5.24% due 2/2-2/21/2007[2]	25,000	24,868
UBS Finance (Delaware) LLC 5.23%-5.245% due 1/5-3/8/2007	25,000	24,790
HBOS Treasury Services PLC 5.25%-5.26% due 3/5-3/15/2007	25,000	24,750
Toyota Motor Credit Corp. 5.23% due 1/10-2/13/2007	21,400	21,320
CBA (Delaware) Finance Inc. 5.25% due 1/29-1/31/2007	20,800	20,710
BP Capital Markets America Inc. 5.22% due 2/5/2007[2]	19,900	19,797
Procter & Gamble International Funding S.C.A. 5.25% due 2/9/2007[2]	19,600	19,486
KfW International Finance Inc. 5.21%-5.26% due 1/11-2/1/2007[2]	19,400	19,326
Canadian Imperial Holdings Inc. 5.25% due 2/22/2007	18,100	17,960
Three Pillars Funding, LLC 5.31% due 1/2/2007[2]	13,600	13,592

Total short-term securities (cost: $668,811,000)		668,838

Total investment securities (cost: $3,400,103,000)		4,301,786
Other assets less liabilities		(8,570)

Net assets		$4,293,216

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $454,194,000, which represented 10.58% of the net assets of the fund.
3 Valued under fair value procedures adopted by the authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $6,820,000.
4 Represents an affiliated company as defined under the Investment Company Act of 1940.
5 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Global Growth Fund

Summary investment portfolio, December 31, 2006

LARGEST INDIVIDUAL EQUITY SECURITIES	Percent of net assets
Koninklijke KPN	1.6%
Sociéte Générale	1.5
Novo Nordisk	1.4
Microsoft	1.4
IBM	1.4
General Electric	1.3
Reliance Industries	1.3
Telefónica	1.3
Deutsche Post	1.2
Macquarie Bank	1.2

	Shares	Market	Percent
		value	of net
Common stocks - 84.62%		(000)	assets

Information technology - 14.07%
Microsoft Corp.	2,012,000	$60,078	1.40%
International Business Machines Corp.	600,000	58,290	1.36
Samsung Electronics Co., Ltd.	53,440	35,243.82
Motorola, Inc.	1,675,000	34,438.80
Nokia Corp.	1,682,000	34,354.80
Murata Manufacturing Co., Ltd.	480,000	32,471.76
Taiwan Semiconductor Manufacturing Co. Ltd.	11,731,127	24,305
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	709,919	7,760.75
Cisco Systems, Inc. (1)	1,146,500	31,334.73
Other securities		285,683	6.65
		603,956	14.07

Financials - 12.48%
Société Générale	369,400	62,678	1.46
Macquarie Bank Ltd.	856,791	53,344	1.24
Allianz SE	192,000	39,204.91
HSBC Holdings PLC (United Kingdom)	2,117,769	38,605.90
Mizuho Financial Group, Inc.	4,750	33,928.79
Kookmin Bank	366,310	29,518.69
Erste Bank der oesterreichischen Sparkassen AG	352,480	27,020.63
Other securities		251,480	5.86
		535,777	12.48

Health care - 10.71%
Novo Nordisk A/S, Class B	727,600	60,600	1.41
AstraZeneca PLC (United Kingdom)	443,960	23,853
AstraZeneca PLC (Sweden)	268,005	14,390
AstraZeneca PLC (ADR)	73,000	3,909.98
Smith & Nephew PLC	4,019,300	41,946.98
WellPoint, Inc. (1)	486,000	38,243.89
Bausch & Lomb Inc.	695,000	36,182.84
UCB SA	490,020	33,587.78
Roche Holding AG	168,500	30,213.71
Other securities		176,872	4.12
		459,795	10.71

Consumer discretionary - 9.16%
Toyota Motor Corp.	342,500	22,910.53
Other securities		370,417	8.63
		393,327	9.16

Telecommunication services - 7.20%
Koninklijke KPN NV	4,875,830	69,285	1.61
Telefónica, SA	2,534,081	53,897	1.26
Telekom Austria AG	1,725,200	46,207	1.08
SOFTBANK CORP.	1,509,000	29,356.68
Sprint Nextel Corp., Series 1	1,501,750	28,368.66
Other securities		82,217	1.91
		309,330	7.20

Industrials - 6.89%
General Electric Co.	1,475,455	54,902	1.28
Deutsche Post AG	1,780,000	53,641	1.25
Tyco International Ltd.	1,465,000	44,536	1.04
Macquarie Infrastructure Group	10,254,043	27,986.65
Other securities		114,668	2.67
		295,733	6.89

Consumer staples - 6.43%
Seven & I Holdings Co., Ltd.	1,274,000	39,612.92
Koninklijke Ahold NV (1)	3,577,000	38,039.89
Other securities		198,364	4.62
		276,015	6.43

Energy - 6.10%
Reliance Industries Ltd.	1,900,298	54,719	1.28
Royal Dutch Shell PLC, Class B	574,666	20,141
Royal Dutch Shell PLC, Class B (ADR)	139,643	9,936.70
Technip SA	430,000	29,502.69
Norsk Hydro ASA	875,000	27,170.63
Other securities		120,233	2.80
		261,701	6.10

Materials - 5.44%
K+S AG	267,000	28,957.67
UPM-Kymmene Corp.	1,090,000	27,497.64
Other securities		177,316	4.13
		233,770	5.44

Utilities - 3.01%
Veolia Environnement	405,900	31,276.73
Suez SA	550,000	28,468.66
Other securities		69,431	1.62
		129,175	3.01

Miscellanous - 3.13%
Other common stocks in initial period of acquisition		134,369	3.13

Total common stocks (cost: $2,731,292,000)		3,632,948	84.62

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 15.58%	(000)	(000)	assets

Federal Home Loan Bank 5.155%-5.17% due 2/23-3/28/2007 (2)	$53,100	$52,485	1.22%
Amsterdam Funding Corp. 5.24%-5.25% due 1/4-2/7/2007 (3)	45,000	44,833	1.04
Allied Irish Banks N.A. Inc. 5.23%-5.28% due 1/4-1/29/2007 (3)	35,000	34,913.81
Ranger Funding Co. LLC 5.25%-5.26% due 1/24-2/1/2007 (3)	35,000	34,849.81
Liberty Street Funding Corp. 5.25%-5.28% due 1/9-2/21/2007 (3)	35,000	34,828.81
BMW U.S. Capital LLC 5.22% due 2/14/2007 (3)	35,000	34,780.81
Danske Corp. 5.24%-5.285% due 1/30-1/31/2007 (3)	34,900	34,744.81
Bank of Ireland 5.24% due 1/22-3/14/2007 (3)	35,000	34,727.81
Dexia Delaware LLC 5.24% due 1/17/2007	29,500